UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number811-04367

Columbia Funds Series Trust I

(Exact name of registrant as specified in charter)

225 Franklin Street

Boston, Massachusetts 02110

(Address of principal executive offices) (Zip code)

Christopher O. Petersen, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, Massachusetts 02110

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

225 Franklin Street

Boston, MA 02110

(Name and address of agent for service)

Registrant's telephone number, including area code:   (800) 345-6611

Date of fiscal year end:  July 31

Date of reporting period:  January 31, 2021

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100  F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

SemiAnnual Report
January 31, 2021
Columbia Large Cap Growth Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Large Cap Growth Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Large Cap Growth Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks long-term capital appreciation.
Portfolio management*
Melda Mergen, CFA, CAIA
Co-Portfolio Manager
Managed Fund since 2019
Tiffany Wade
Co-Portfolio Manager
Managed Fund since March 2021
*Effective March 1, 2021, Tchintcia Barros no longer serves as a portfolio manager of the Fund. On the same date, Tiffany Wade was named Co-Portfolio Manager of the Fund. Effective March 9, 2021, Peter Santoro no longer serves as a portfolio manager of the Fund.
Morningstar style boxTM
The Morningstar Style Box is based on a fund’s portfolio holdings. For equity funds, the vertical axis shows the market capitalization of the stocks owned, and the horizontal axis shows investment style (value, blend, or growth). Information shown is based on the most recent data provided by Morningstar.
© 2021 Morningstar, Inc. All rights reserved. The Morningstar information contained herein: (1) is proprietary to Morningstar and/or its content providers; (2) may not be copied or distributed; and (3) is not warranted to be accurate, complete or timely. Neither Morningstar nor its content providers are responsible for any damages or losses arising from any use of this information.
Average annual total returns (%) (for the period ended January 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/98	14.53	30.65	19.72	15.23
	Including sales charges		7.94	23.14	18.32	14.55
Advisor Class*		11/08/12	14.67	30.98	20.02	15.52
Class C	Excluding sales charges	11/18/02	14.10	29.67	18.83	14.37
	Including sales charges		13.13	28.67	18.83	14.37
Class E	Excluding sales charges	09/22/06	14.38	30.42	19.59	15.10
	Including sales charges		9.24	24.54	18.49	14.58
Institutional Class		12/14/90	14.67	30.97	20.02	15.51
Institutional 2 Class*		03/07/11	14.68	31.03	20.10	15.64
Institutional 3 Class		07/15/09	14.70	31.06	20.16	15.69
Class R		09/27/10	14.41	30.33	19.43	14.94
Class V	Excluding sales charges	12/14/90	14.52	30.66	19.73	15.20
	Including sales charges		7.95	23.16	18.31	14.52
Russell 1000 Growth Index			16.24	34.46	22.22	16.83
Returns for Class A and Class V shares are shown with and without the maximum initial sales charge of 5.75%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. Returns for Class E shares are shown with and without the maximum sales charge of 4.50%. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. Since the Fund launched more than one share class at its inception, Institutional Class shares were used. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Russell 1000 Growth Index, an unmanaged index, measures the performance of those Russell 1000 Index companies with higher price-to-book ratios and higher forecasted growth values.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Large Cap Growth Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2021)
Common Stocks	99.8
Money Market Funds	0.2
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Equity sector breakdown (%) (at January 31, 2021)
Communication Services	11.0
Consumer Discretionary	18.1
Consumer Staples	3.6
Health Care	16.5
Industrials	5.0
Information Technology	44.4
Real Estate	1.4
Total	100.0
Percentages indicated are based upon total equity investments. The Fund’s portfolio composition is subject to change.

4	Columbia Large Cap Growth Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2020 — January 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,145.30	1,020.00	5.30	4.99	0.99
Advisor Class	1,000.00	1,000.00	1,146.70	1,021.24	3.96	3.73	0.74
Class C	1,000.00	1,000.00	1,141.00	1,016.26	9.29	8.75	1.74
Class E	1,000.00	1,000.00	1,143.80	1,018.65	6.73	6.34	1.26
Institutional Class	1,000.00	1,000.00	1,146.70	1,021.24	3.96	3.73	0.74
Institutional 2 Class	1,000.00	1,000.00	1,146.80	1,021.34	3.85	3.63	0.72
Institutional 3 Class	1,000.00	1,000.00	1,147.00	1,021.59	3.59	3.38	0.67
Class R	1,000.00	1,000.00	1,144.10	1,018.75	6.63	6.24	1.24
Class V	1,000.00	1,000.00	1,145.20	1,020.00	5.29	4.99	0.99
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Large Cap Growth Fund | Semiannual Report 2021	5

Portfolio of Investments
January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 99.9%
Issuer	Shares	Value ($)
Communication Services 11.0%
Entertainment 1.1%
Electronic Arts, Inc.	356,924	51,111,517
Interactive Media & Services 9.9%
Alphabet, Inc., Class A(a)	61,319	112,051,888
Alphabet, Inc., Class C(a)	90,073	165,350,609
Facebook, Inc., Class A(a)	790,012	204,083,800
Total		481,486,297
Total Communication Services		532,597,814
Consumer Discretionary 18.1%
Automobiles 2.2%
Tesla Motors, Inc.(a)	134,460	106,698,044
Hotels, Restaurants & Leisure 1.1%
Domino’s Pizza, Inc.	137,685	51,048,090
Internet & Direct Marketing Retail 9.6%
Amazon.com, Inc.(a)	116,405	373,217,711
Etsy, Inc.(a)	241,939	48,167,636
Wayfair, Inc., Class A(a)	171,301	46,648,688
Total		468,034,035
Multiline Retail 2.3%
Dollar Tree, Inc.(a)	528,245	53,701,387
Target Corp.	323,294	58,571,174
Total		112,272,561
Specialty Retail 1.9%
Home Depot, Inc. (The)	342,044	92,632,356
Textiles, Apparel & Luxury Goods 1.0%
VF Corp.	611,379	46,996,704
Total Consumer Discretionary		877,681,790
Consumer Staples 3.6%
Food & Staples Retailing 1.8%
Costco Wholesale Corp.	253,396	89,304,352
Household Products 1.8%
Procter & Gamble Co. (The)	670,830	86,007,115
Total Consumer Staples		175,311,467
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care 16.5%
Biotechnology 3.7%
AbbVie, Inc.	923,992	94,690,700
BioMarin Pharmaceutical, Inc.(a)	337,961	27,976,411
BioNTech SE, ADR(a)	246,701	28,849,215
Exact Sciences Corp.(a)	220,810	30,286,300
Total		181,802,626
Health Care Equipment & Supplies 3.0%
Baxter International, Inc.	635,172	48,800,265
Danaher Corp.	216,300	51,444,792
Medtronic PLC	415,680	46,277,654
Total		146,522,711
Health Care Providers & Services 2.9%
Humana, Inc.	88,952	34,078,401
UnitedHealth Group, Inc.	316,238	105,490,672
Total		139,569,073
Life Sciences Tools & Services 2.8%
10X Genomics, Inc., Class A(a)	186,808	31,972,189
Charles River Laboratories International, Inc.(a)	212,006	54,920,154
IQVIA Holdings, Inc.(a)	273,747	48,672,217
Total		135,564,560
Pharmaceuticals 4.1%
Bristol-Myers Squibb Co.	1,013,987	62,289,222
Eli Lilly and Co.	524,389	109,057,180
Horizon Therapeutics PLC(a)	383,307	27,782,091
Total		199,128,493
Total Health Care		802,587,463
Industrials 5.0%
Building Products 1.9%
Masco Corp.	818,172	44,434,921
Trane Technologies PLC	349,734	50,134,369
Total		94,569,290
Electrical Equipment 1.0%
AMETEK, Inc.	437,348	49,534,034
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Large Cap Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Road & Rail 2.1%
Lyft, Inc., Class A(a)	1,024,143	45,533,398
Norfolk Southern Corp.	231,216	54,710,330
Total		100,243,728
Total Industrials		244,347,052
Information Technology 44.4%
Electronic Equipment, Instruments & Components 1.2%
Zebra Technologies Corp., Class A(a)	145,738	56,521,568
IT Services 8.4%
Fidelity National Information Services, Inc.	342,448	42,278,630
Fiserv, Inc.(a)	535,227	54,962,461
PayPal Holdings, Inc.(a)	539,616	126,437,425
Twilio, Inc., Class A(a)	184,964	66,481,610
Visa, Inc., Class A	619,651	119,747,556
Total		409,907,682
Semiconductors & Semiconductor Equipment 7.5%
Applied Materials, Inc.	803,021	77,636,070
Broadcom, Inc.	216,811	97,673,356
NVIDIA Corp.	262,362	136,320,672
NXP Semiconductors NV	324,422	52,059,998
Total		363,690,096
Software 18.8%
Adobe, Inc.(a)	233,257	107,011,314
Atlassian Corp. PLC, Class A(a)	234,494	54,198,598
Autodesk, Inc.(a)	230,400	63,919,872
Bill.com Holdings, Inc.(a)	252,391	30,761,415
Common Stocks (continued)
Issuer	Shares	Value ($)
Fortinet, Inc.(a)	384,914	55,716,302
Intuit, Inc.	200,773	72,525,231
Microsoft Corp.(b)	1,486,138	344,724,570
NortonLifeLock, Inc.	2,399,769	50,563,133
ServiceNow, Inc.(a)	150,446	81,716,249
VMware, Inc., Class A(a)	378,474	52,172,641
Total		913,309,325
Technology Hardware, Storage & Peripherals 8.5%
Apple, Inc.	3,127,048	412,645,254
Total Information Technology		2,156,073,925
Real Estate 1.3%
Equity Real Estate Investment Trusts (REITS) 1.3%
Equinix, Inc.	87,838	64,996,607
Total Real Estate		64,996,607
Total Common Stocks (Cost $2,491,283,884)		4,853,596,118

Money Market Funds 0.1%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(c),(d)	7,658,290	7,657,524
Total Money Market Funds (Cost $7,659,332)		7,657,524
Total Investments in Securities (Cost: $2,498,943,216)		4,861,253,642
Other Assets & Liabilities, Net		(2,275,885)
Net Assets		4,858,977,757

At January 31, 2021, securities and/or cash totaling $1,739,700 were pledged as collateral.
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at January 31, 2021.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Notes to Portfolio of Investments  (continued)
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.104%
	84,772,073	583,642,637	(660,756,685)	(501)	7,657,524	(2,242)	35,795	7,658,290
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	532,597,814	—	—	532,597,814
Consumer Discretionary	877,681,790	—	—	877,681,790
Consumer Staples	175,311,467	—	—	175,311,467
Health Care	802,587,463	—	—	802,587,463
Industrials	244,347,052	—	—	244,347,052
The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Large Cap Growth Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Fair value measurements  (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Information Technology	2,156,073,925	—	—	2,156,073,925
Real Estate	64,996,607	—	—	64,996,607
Total Common Stocks	4,853,596,118	—	—	4,853,596,118
Money Market Funds	7,657,524	—	—	7,657,524
Total Investments in Securities	4,861,253,642	—	—	4,861,253,642
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2021	9

Statement of Assets and Liabilities
January 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $2,491,283,884)	$4,853,596,118
Affiliated issuers (cost $7,659,332)	7,657,524
Receivable for:
Capital shares sold	955,860
Dividends	2,345,451
Prepaid expenses	71,816
Trustees’ deferred compensation plan	473,548
Other assets	105,564
Total assets	4,865,205,881
Liabilities
Payable for:
Capital shares purchased	5,387,477
Management services fees	87,164
Distribution and/or service fees	21,665
Transfer agent fees	216,929
Compensation of board members	4,832
Compensation of chief compliance officer	96
Other expenses	36,413
Trustees’ deferred compensation plan	473,548
Total liabilities	6,228,124
Net assets applicable to outstanding capital stock	$4,858,977,757
Represented by
Paid in capital	2,442,804,446
Total distributable earnings (loss)	2,416,173,311
Total - representing net assets applicable to outstanding capital stock	$4,858,977,757
The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Large Cap Growth Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
January 31, 2021 (Unaudited)
Class A
Net assets	$2,466,667,416
Shares outstanding	47,858,658
Net asset value per share	$51.54
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$54.68
Advisor Class
Net assets	$13,950,798
Shares outstanding	248,946
Net asset value per share	$56.04
Class C
Net assets	$81,435,435
Shares outstanding	2,066,786
Net asset value per share	$39.40
Class E
Net assets	$18,128,707
Shares outstanding	355,078
Net asset value per share	$51.06
Maximum sales charge	4.50%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class E shares)	$53.47
Institutional Class
Net assets	$1,150,493,852
Shares outstanding	21,112,307
Net asset value per share	$54.49
Institutional 2 Class
Net assets	$20,257,956
Shares outstanding	371,059
Net asset value per share	$54.59
Institutional 3 Class
Net assets	$832,563,968
Shares outstanding	15,183,159
Net asset value per share	$54.83
Class R
Net assets	$11,609,282
Shares outstanding	229,261
Net asset value per share	$50.64
Class V
Net assets	$263,870,343
Shares outstanding	5,180,756
Net asset value per share	$50.93
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class V shares)	$54.04
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2021	11

Statement of Operations
Six Months Ended January 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$20,808,455
Dividends — affiliated issuers	35,795
Foreign taxes withheld	(38,222)
Total income	20,806,028
Expenses:
Management services fees	14,551,097
Distribution and/or service fees
Class A	2,958,478
Class C	447,043
Class E	30,881
Class R	31,860
Class V	317,057
Transfer agent fees
Class A	995,531
Advisor Class	5,616
Class C	37,580
Class E	24,014
Institutional Class	470,746
Institutional 2 Class	5,492
Institutional 3 Class	20,100
Class R	5,369
Class V	106,687
Compensation of board members	43,785
Custodian fees	13,860
Printing and postage fees	80,087
Registration fees	87,269
Audit fees	14,851
Legal fees	35,649
Interest on collateral	638
Compensation of chief compliance officer	693
Other	111,829
Total expenses	20,396,212
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,856)
Expense reduction	(13,536)
Total net expenses	20,380,820
Net investment income	425,208
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	295,734,625
Investments — affiliated issuers	(2,242)
Futures contracts	8,312,077
Net realized gain	304,044,460
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	307,981,918
Investments — affiliated issuers	(501)
Futures contracts	(2,476,577)
Net change in unrealized appreciation (depreciation)	305,504,840
Net realized and unrealized gain	609,549,300
Net increase in net assets resulting from operations	$609,974,508
The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Large Cap Growth Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
Operations
Net investment income	$425,208	$2,104,959
Net realized gain	304,044,460	368,031,919
Net change in unrealized appreciation (depreciation)	305,504,840	543,980,413
Net increase in net assets resulting from operations	609,974,508	914,117,291
Distributions to shareholders
Net investment income and net realized gains
Class A	(286,698,632)	(157,797,785)
Advisor Class	(1,594,971)	(729,200)
Class C	(13,498,493)	(7,739,945)
Class E	(2,128,937)	(1,266,394)
Institutional Class	(131,489,967)	(71,758,661)
Institutional 2 Class	(2,328,003)	(1,239,785)
Institutional 3 Class	(63,006,305)	(30,274,543)
Class R	(1,425,169)	(910,294)
Class V	(30,981,331)	(17,136,284)
Total distributions to shareholders	(533,151,808)	(288,852,891)
Increase (decrease) in net assets from capital stock activity	556,319,134	(40,309,225)
Total increase in net assets	633,141,834	584,955,175
Net assets at beginning of period	4,225,835,923	3,640,880,748
Net assets at end of period	$4,858,977,757	$4,225,835,923
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2021	13

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2021 (Unaudited)		July 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	996,170	52,730,295	1,631,890	71,234,591
Distributions reinvested	5,459,423	276,792,734	3,632,164	152,187,652
Redemptions	(2,792,771)	(147,010,870)	(5,564,010)	(241,251,747)
Net increase (decrease)	3,662,822	182,512,159	(299,956)	(17,829,504)
Advisor Class
Subscriptions	43,921	2,480,453	101,519	4,815,207
Distributions reinvested	24,561	1,353,575	15,202	685,460
Redemptions	(37,039)	(2,074,859)	(159,570)	(7,352,070)
Net increase (decrease)	31,443	1,759,169	(42,849)	(1,851,403)
Class C
Subscriptions	151,609	6,264,792	294,371	10,182,407
Distributions reinvested	339,260	13,163,270	216,905	7,246,787
Redemptions	(563,596)	(23,169,417)	(581,402)	(20,671,490)
Net decrease	(72,727)	(3,741,355)	(70,126)	(3,242,296)
Class E
Subscriptions	100	3,526	370	16,542
Distributions reinvested	42,367	2,128,937	30,442	1,266,394
Redemptions	(28,334)	(1,482,158)	(57,725)	(2,554,049)
Net increase (decrease)	14,133	650,305	(26,913)	(1,271,113)
Institutional Class
Subscriptions	725,277	40,487,079	1,189,338	54,260,014
Distributions reinvested	2,277,626	122,057,961	1,516,548	66,712,940
Redemptions	(1,751,480)	(97,248,410)	(4,346,615)	(195,849,121)
Net increase (decrease)	1,251,423	65,296,630	(1,640,729)	(74,876,167)
Institutional 2 Class
Subscriptions	44,885	2,511,079	105,298	4,813,721
Distributions reinvested	43,360	2,328,003	28,130	1,239,420
Redemptions	(51,565)	(2,852,304)	(102,402)	(4,587,292)
Net increase	36,680	1,986,778	31,026	1,465,849
Institutional 3 Class
Subscriptions	5,957,277	321,609,706	2,681,545	132,385,266
Distributions reinvested	679,477	36,637,408	333,271	14,737,257
Redemptions	(1,232,787)	(68,741,954)	(1,879,561)	(87,088,044)
Net increase	5,403,967	289,505,160	1,135,255	60,034,479
Class R
Subscriptions	56,098	2,911,003	86,595	3,813,146
Distributions reinvested	21,287	1,060,751	12,085	499,350
Redemptions	(84,696)	(4,466,447)	(170,460)	(7,250,675)
Net decrease	(7,311)	(494,693)	(71,780)	(2,938,179)
Class V
Subscriptions	133,797	6,720,867	103,682	4,371,474
Distributions reinvested	457,788	22,935,181	306,175	12,694,027
Redemptions	(207,746)	(10,811,067)	(391,349)	(16,866,392)
Net increase	383,839	18,844,981	18,508	199,109
Total net increase (decrease)	10,704,269	556,319,134	(967,564)	(40,309,225)
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Large Cap Growth Fund | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Large Cap Growth Fund | Semiannual Report 2021	15

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2021 (Unaudited)	$50.90	(0.02)	7.31	7.29	(0.07)	(6.58)	(6.65)
Year Ended 7/31/2020	$43.43	(0.01)	11.15	11.14	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.86	(0.04)	2.98	2.94	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.81	(0.05)	6.62	6.57	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.82	0.06	6.47	6.53	(0.08)	(0.46)	(0.54)
Year Ended 7/31/2016	$37.69	0.00(f)	(0.36)	(0.36)	—	(3.51)	(3.51)
Advisor Class
Six Months Ended 1/31/2021 (Unaudited)	$54.87	0.05	7.89	7.94	(0.19)	(6.58)	(6.77)
Year Ended 7/31/2020	$46.43	0.10	12.01	12.11	—	(3.67)	(3.67)
Year Ended 7/31/2019	$46.53	0.07	3.20	3.27	—	(3.37)	(3.37)
Year Ended 7/31/2018	$42.06	0.05	7.00	7.05	(0.06)	(2.52)	(2.58)
Year Ended 7/31/2017	$35.69	0.15	6.84	6.99	(0.16)	(0.46)	(0.62)
Year Ended 7/31/2016	$39.49	0.07	(0.36)	(0.29)	—	(3.51)	(3.51)
Class C
Six Months Ended 1/31/2021 (Unaudited)	$40.39	(0.17)	5.76	5.59	—	(6.58)	(6.58)
Year Ended 7/31/2020	$35.43	(0.27)	8.90	8.63	—	(3.67)	(3.67)
Year Ended 7/31/2019	$36.70	(0.29)	2.39	2.10	—	(3.37)	(3.37)
Year Ended 7/31/2018	$33.95	(0.30)	5.57	5.27	—	(2.52)	(2.52)
Year Ended 7/31/2017	$29.06	(0.18)	5.53	5.35	—	(0.46)	(0.46)
Year Ended 7/31/2016	$33.11	(0.21)	(0.33)	(0.54)	—	(3.51)	(3.51)
Class E
Six Months Ended 1/31/2021 (Unaudited)	$50.50	(0.09)	7.25	7.16	(0.02)	(6.58)	(6.60)
Year Ended 7/31/2020	$43.15	(0.06)	11.08	11.02	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.65	(0.08)	2.95	2.87	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.67	(0.10)	6.60	6.50	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.70	0.02	6.45	6.47	(0.04)	(0.46)	(0.50)
Year Ended 7/31/2016	$37.60	(0.03)	(0.36)	(0.39)	—	(3.51)	(3.51)
Institutional Class
Six Months Ended 1/31/2021 (Unaudited)	$53.52	0.05	7.69	7.74	(0.19)	(6.58)	(6.77)
Year Ended 7/31/2020	$45.38	0.10	11.71	11.81	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.56	0.06	3.13	3.19	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.23	0.06	6.86	6.92	(0.07)	(2.52)	(2.59)
Year Ended 7/31/2017	$35.00	0.15	6.70	6.85	(0.16)	(0.46)	(0.62)
Year Ended 7/31/2016	$38.79	0.09	(0.37)	(0.28)	—	(3.51)	(3.51)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Large Cap Growth Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2021 (Unaudited)	$51.54	14.53%	0.99%(c),(d)	0.99%(c),(d),(e)	(0.07%)(c)	28%	$2,466,667
Year Ended 7/31/2020	$50.90	27.48%	1.02%	1.02%(e)	(0.03%)	46%	$2,249,478
Year Ended 7/31/2019	$43.43	7.84%	1.04%	1.04%	(0.10%)	35%	$1,932,367
Year Ended 7/31/2018	$43.86	17.26%	1.05%	1.05%(e)	(0.13%)	32%	$1,976,097
Year Ended 7/31/2017	$39.81	19.61%	1.09%	1.09%(e)	0.16%	29%	$1,835,075
Year Ended 7/31/2016	$33.82	(0.99%)	1.10%	1.10%(e)	0.01%	45%	$1,809,727
Advisor Class
Six Months Ended 1/31/2021 (Unaudited)	$56.04	14.67%	0.74%(c),(d)	0.74%(c),(d),(e)	0.19%(c)	28%	$13,951
Year Ended 7/31/2020	$54.87	27.81%	0.77%	0.77%(e)	0.21%	46%	$11,934
Year Ended 7/31/2019	$46.43	8.11%	0.79%	0.79%	0.15%	35%	$12,088
Year Ended 7/31/2018	$46.53	17.52%	0.80%	0.80%(e)	0.12%	32%	$14,629
Year Ended 7/31/2017	$42.06	19.92%	0.84%	0.84%(e)	0.40%	29%	$11,552
Year Ended 7/31/2016	$35.69	(0.76%)	0.85%	0.85%(e)	0.21%	45%	$9,217
Class C
Six Months Ended 1/31/2021 (Unaudited)	$39.40	14.10%	1.74%(c),(d)	1.74%(c),(d),(e)	(0.81%)(c)	28%	$81,435
Year Ended 7/31/2020	$40.39	26.54%	1.77%	1.77%(e)	(0.78%)	46%	$86,411
Year Ended 7/31/2019	$35.43	7.03%	1.79%	1.79%	(0.86%)	35%	$78,293
Year Ended 7/31/2018	$36.70	16.37%	1.80%	1.80%(e)	(0.87%)	32%	$75,872
Year Ended 7/31/2017	$33.95	18.72%	1.84%	1.84%(e)	(0.58%)	29%	$101,600
Year Ended 7/31/2016	$29.06	(1.73%)	1.86%	1.86%(e)	(0.74%)	45%	$109,092
Class E
Six Months Ended 1/31/2021 (Unaudited)	$51.06	14.38%	1.28%(c),(d)	1.26%(c),(d),(e)	(0.33%)(c)	28%	$18,129
Year Ended 7/31/2020	$50.50	27.37%	1.12%	1.12%(e)	(0.13%)	46%	$17,216
Year Ended 7/31/2019	$43.15	7.71%	1.14%	1.14%	(0.20%)	35%	$15,875
Year Ended 7/31/2018	$43.65	17.14%	1.15%	1.15%(e)	(0.23%)	32%	$16,877
Year Ended 7/31/2017	$39.67	19.50%	1.19%	1.19%(e)	0.06%	29%	$16,478
Year Ended 7/31/2016	$33.70	(1.08%)	1.20%	1.20%(e)	(0.09%)	45%	$14,797
Institutional Class
Six Months Ended 1/31/2021 (Unaudited)	$54.49	14.67%	0.74%(c),(d)	0.74%(c),(d),(e)	0.18%(c)	28%	$1,150,494
Year Ended 7/31/2020	$53.52	27.79%	0.77%	0.77%(e)	0.22%	46%	$1,062,936
Year Ended 7/31/2019	$45.38	8.11%	0.79%	0.79%	0.15%	35%	$975,664
Year Ended 7/31/2018	$45.56	17.54%	0.80%	0.80%(e)	0.13%	32%	$996,845
Year Ended 7/31/2017	$41.23	19.92%	0.84%	0.84%(e)	0.40%	29%	$1,132,702
Year Ended 7/31/2016	$35.00	(0.74%)	0.85%	0.85%(e)	0.26%	45%	$957,955
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2021	17

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 2 Class
Six Months Ended 1/31/2021 (Unaudited)	$53.62	0.06	7.70	7.76	(0.21)	(6.58)	(6.79)
Year Ended 7/31/2020	$45.44	0.12	11.73	11.85	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.59	0.09	3.13	3.22	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.25	0.08	6.87	6.95	(0.09)	(2.52)	(2.61)
Year Ended 7/31/2017	$35.02	0.18	6.70	6.88	(0.19)	(0.46)	(0.65)
Year Ended 7/31/2016	$38.77	0.09	(0.33)	(0.24)	—	(3.51)	(3.51)
Institutional 3 Class
Six Months Ended 1/31/2021 (Unaudited)	$53.84	0.06	7.74	7.80	(0.23)	(6.58)	(6.81)
Year Ended 7/31/2020	$45.59	0.14	11.78	11.92	—	(3.67)	(3.67)
Year Ended 7/31/2019	$45.70	0.11	3.15	3.26	—	(3.37)	(3.37)
Year Ended 7/31/2018	$41.35	0.09	6.88	6.97	(0.10)	(2.52)	(2.62)
Year Ended 7/31/2017	$35.10	0.16	6.76	6.92	(0.21)	(0.46)	(0.67)
Year Ended 7/31/2016	$38.83	0.13	(0.35)	(0.22)	—	(3.51)	(3.51)
Class R
Six Months Ended 1/31/2021 (Unaudited)	$50.11	(0.08)	7.19	7.11	—	(6.58)	(6.58)
Year Ended 7/31/2020	$42.92	(0.12)	10.98	10.86	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.49	(0.14)	2.94	2.80	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.59	(0.14)	6.56	6.42	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.65	(0.04)	6.44	6.40	—	(0.46)	(0.46)
Year Ended 7/31/2016	$37.60	(0.07)	(0.37)	(0.44)	—	(3.51)	(3.51)
Class V
Six Months Ended 1/31/2021 (Unaudited)	$50.37	(0.02)	7.23	7.21	(0.07)	(6.58)	(6.65)
Year Ended 7/31/2020	$43.01	(0.01)	11.04	11.03	—	(3.67)	(3.67)
Year Ended 7/31/2019	$43.47	(0.04)	2.95	2.91	—	(3.37)	(3.37)
Year Ended 7/31/2018	$39.48	(0.05)	6.56	6.51	—	(2.52)	(2.52)
Year Ended 7/31/2017	$33.55	0.06	6.41	6.47	(0.08)	(0.46)	(0.54)
Year Ended 7/31/2016	$37.41	0.00(f)	(0.35)	(0.35)	—	(3.51)	(3.51)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest on collateral expense which is less than 0.01%.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Large Cap Growth Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 2 Class
Six Months Ended 1/31/2021 (Unaudited)	$54.59	14.68%	0.72%(c),(d)	0.72%(c),(d)	0.21%(c)	28%	$20,258
Year Ended 7/31/2020	$53.62	27.84%	0.73%	0.73%	0.26%	46%	$17,929
Year Ended 7/31/2019	$45.44	8.17%	0.74%	0.74%	0.20%	35%	$13,783
Year Ended 7/31/2018	$45.59	17.63%	0.73%	0.73%	0.19%	32%	$12,715
Year Ended 7/31/2017	$41.25	20.02%	0.74%	0.74%	0.49%	29%	$25,954
Year Ended 7/31/2016	$35.02	(0.64%)	0.76%	0.76%	0.28%	45%	$21,789
Institutional 3 Class
Six Months Ended 1/31/2021 (Unaudited)	$54.83	14.70%	0.67%(c),(d)	0.67%(c),(d)	0.22%(c)	28%	$832,564
Year Ended 7/31/2020	$53.84	27.91%	0.68%	0.68%	0.31%	46%	$526,471
Year Ended 7/31/2019	$45.59	8.24%	0.69%	0.69%	0.26%	35%	$394,049
Year Ended 7/31/2018	$45.70	17.65%	0.69%	0.69%	0.20%	32%	$428,819
Year Ended 7/31/2017	$41.35	20.09%	0.69%	0.69%	0.41%	29%	$184,471
Year Ended 7/31/2016	$35.10	(0.58%)	0.69%	0.69%	0.39%	45%	$24,530
Class R
Six Months Ended 1/31/2021 (Unaudited)	$50.64	14.41%	1.24%(c),(d)	1.24%(c),(d),(e)	(0.32%)(c)	28%	$11,609
Year Ended 7/31/2020	$50.11	27.14%	1.27%	1.27%(e)	(0.28%)	46%	$11,856
Year Ended 7/31/2019	$42.92	7.57%	1.29%	1.29%	(0.35%)	35%	$13,233
Year Ended 7/31/2018	$43.49	16.96%	1.30%	1.30%(e)	(0.35%)	32%	$15,911
Year Ended 7/31/2017	$39.59	19.29%	1.34%	1.34%(e)	(0.10%)	29%	$29,781
Year Ended 7/31/2016	$33.65	(1.22%)	1.36%	1.36%(e)	(0.22%)	45%	$24,920
Class V
Six Months Ended 1/31/2021 (Unaudited)	$50.93	14.52%	0.99%(c),(d)	0.99%(c),(d),(e)	(0.07%)(c)	28%	$263,870
Year Ended 7/31/2020	$50.37	27.49%	1.02%	1.02%(e)	(0.03%)	46%	$241,606
Year Ended 7/31/2019	$43.01	7.84%	1.04%	1.04%	(0.11%)	35%	$205,528
Year Ended 7/31/2018	$43.47	17.25%	1.05%	1.05%(e)	(0.13%)	32%	$208,329
Year Ended 7/31/2017	$39.48	19.59%	1.09%	1.09%(e)	0.16%	29%	$194,803
Year Ended 7/31/2016	$33.55	(0.97%)	1.11%	1.11%(e)	0.01%	45%	$179,935
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Large Cap Growth Fund | Semiannual Report 2021	19

Notes to Financial Statements
January 31, 2021 (Unaudited)
Note 1. Organization
Columbia Large Cap Growth Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class, Institutional 3 Class and Class R shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Class E shares are trust shares which are held in an irrevocable trust until the specified trust termination date and are closed to new investors and new accounts. Class V shares are available only to investors who received (and who continuously held) Class V shares in connection with previous fund reorganizations. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Foreign equity securities are valued based on the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy adopted by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the
20	Columbia Large Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s
Columbia Large Cap Growth Fund | Semiannual Report 2021	21

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to maintain appropriate equity market exposure while keeping sufficient cash to accommodate daily redemptions. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
22	Columbia Large Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	8,312,077

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Equity risk	(2,476,577)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — long	15,833,795

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Columbia Large Cap Growth Fund | Semiannual Report 2021	23

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.77% to 0.57% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2021 was 0.64% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan
24	Columbia Large Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transactions with affiliates
For the six months ended January 31, 2021, the Fund engaged in purchase and/or sale transactions with affiliates and/or accounts that have a common investment manager (or affiliated investment managers), common directors/trustees, and/or common officers. Those purchase and sale transactions complied with provisions of Rule 17a-7 under the 1940 Act and were $51,158,097 and $0, respectively.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Advisor Class	0.08
Class C	0.08
Class E	0.27
Institutional Class	0.08
Institutional 2 Class	0.06
Institutional 3 Class	0.01
Class R	0.08
Class V	0.08
The Fund and certain other associated investment companies have severally, but not jointly, guaranteed the performance and observance of all the terms and conditions of a lease entered into by Seligman Data Corp. (SDC), the former transfer agent, including the payment of rent by SDC (the Guaranty). SDC was the legacy Seligman funds’ former transfer agent.
Columbia Large Cap Growth Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
The lease and the Guaranty expired on January 31, 2019. SDC is owned by six associated investment companies, including the Fund. The Fund’s ownership interest in SDC at January 31, 2021 is recorded as a part of other assets in the Statement of Assets and Liabilities at a cost of $43,170, which approximates the fair value of the ownership interest.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2021, these minimum account balance fees reduced total expenses of the Fund by $13,536.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A, Class C and Class E shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10%, 0.75%, 0.10% and 0.50% of the average daily net assets attributable to Class A, Class C, Class E and Class R shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Shareholder services fees
The Fund has adopted a shareholder services plan that permits it to pay for certain services provided to Class V shareholders by their selling and/or servicing agents. The Fund may pay shareholder servicing fees up to an aggregate annual rate of 0.50% of the Fund’s average daily net assets attributable to Class V shares (comprised of up to 0.25% for shareholder services and up to 0.25% for administrative support services). These fees are currently limited to an aggregate annual rate of not more than 0.25% of the Fund’s average daily net assets attributable to Class V shares.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00(a)	358,954
Class C	—	1.00(b)	1,015
Class E	4.50	1.00(b)	137
Class V	5.75	0.50 - 1.00(a)	4,188

(a)	This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
26	Columbia Large Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2020 through November 30, 2021	Prior to December 1, 2020
Class A	1.10%	1.15%
Advisor Class	0.85	0.90
Class C	1.85	1.90
Class E	1.40	1.25
Institutional Class	0.85	0.90
Institutional 2 Class	0.83	0.86
Institutional 3 Class	0.78	0.81
Class R	1.35	1.40
Class V	1.10	1.15
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
2,498,943,000	2,389,411,000	(27,100,000)	2,362,311,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Columbia Large Cap Growth Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,361,796,792 and $1,252,199,663, respectively, for the six months ended January 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2021.
Note 9. Significant risks
Information technology sector risk
The Fund may be more susceptible to the particular risks that may affect companies in the information technology sector than if it were invested in a wider variety of companies in unrelated sectors. Companies in the information technology sectors are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by
28	Columbia Large Cap Growth Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Shareholder concentration risk
At January 31, 2021, affiliated shareholders of record owned 46.5% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its
Columbia Large Cap Growth Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
30	Columbia Large Cap Growth Fund | Semiannual Report 2021

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Columbia Large Cap Growth Fund | Semiannual Report 2021	31

Columbia Large Cap Growth Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR174_07_L01_(03/21)

SemiAnnual Report
January 31, 2021
Columbia Oregon Intermediate Municipal Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Oregon Intermediate Municipal Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Oregon Intermediate Municipal Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks a high level of income exempt from federal and Oregon income tax by investing at least 80% of its net assets (plus any borrowings for investment purposes) in municipal securities issued by the State of Oregon (and its political subdivisions, agencies, authorities and instrumentalities).
Portfolio management
Paul Fuchs, CFA
Lead Portfolio Manager
Managed Fund since 2016
Anders Myhran, CFA
Portfolio Manager
Managed Fund since 2019
Deborah Vargo
Portfolio Manager
Managed Fund since 2017
Average annual total returns (%) (for the period ended January 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/01/02	0.79	2.87	2.56	3.36
	Including sales charges		-2.26	-0.20	1.94	3.05
Advisor Class*		03/19/13	0.92	3.13	2.82	3.62
Class C	Excluding sales charges	10/13/03	0.56	2.41	2.10	2.91
	Including sales charges		-0.43	1.41	2.10	2.91
Institutional Class		07/02/84	0.92	3.13	2.82	3.62
Institutional 2 Class*		11/08/12	0.94	3.17	2.86	3.64
Institutional 3 Class*		03/01/17	0.96	3.21	2.88	3.65
Bloomberg Barclays 3-15 Year Blend Municipal Bond Index			1.69	3.86	3.43	4.22
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products /mutual-funds/appended-performance for more information.
The Bloomberg Barclays 3–15 Year Blend Municipal Bond Index is an unmanaged index that tracks the performance of municipal bonds issued after December 31, 1990, with remaining maturities between 2 and 17 years and at least $7 million in principal amount outstanding.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2021)
AAA rating	6.3
AA rating	62.1
A rating	23.7
BBB rating	2.3
BB rating	0.5
C rating	1.9
Not rated	3.2
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
4	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2020 — January 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,007.90	1,020.89	4.05	4.08	0.81
Advisor Class	1,000.00	1,000.00	1,009.20	1,022.14	2.81	2.82	0.56
Class C	1,000.00	1,000.00	1,005.60	1,018.65	6.30	6.34	1.26
Institutional Class	1,000.00	1,000.00	1,009.20	1,022.14	2.81	2.82	0.56
Institutional 2 Class	1,000.00	1,000.00	1,009.40	1,022.29	2.66	2.67	0.53
Institutional 3 Class	1,000.00	1,000.00	1,009.60	1,022.54	2.40	2.42	0.48
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Floating Rate Notes 0.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Variable Rate Demand Notes 0.7%
City of Minneapolis/St. Paul Housing & Redevelopment Authority(a),(b)
Revenue Bonds
Allina Health Systems
Series 2009B-2 (JPMorgan Chase Bank)
11/15/2035	0.010%	600,000	600,000
New York City Water & Sewer System(a),(b)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.010%	2,000,000	2,000,000
Total			2,600,000
Total Floating Rate Notes (Cost $2,600,000)			2,600,000

Municipal Bonds 95.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Airport 5.4%
Port of Portland
Refunding Revenue Bonds
Portland International Airport
Series 2015-23
07/01/2028	5.000%	1,240,000	1,477,497
07/01/2031	5.000%	1,750,000	2,064,230
07/01/2032	5.000%	2,000,000	2,351,500
Revenue Bonds
Passenger Facility Charge
Series 2011
07/01/2027	5.500%	6,635,000	6,773,937
Port of Portland Airport(c)
Revenue Bonds
Portland International Airport
Series 2019
07/01/2035	5.000%	1,680,000	2,136,070
07/01/2036	5.000%	650,000	823,784
Series 2020A-27
07/01/2030	5.000%	3,000,000	3,998,940
Total			19,625,958
Charter Schools 0.2%
Oregon State Facilities Authority(d)
Revenue Bonds
Redmond Proficiency Academy Project
Series 2015
06/15/2025	4.750%	200,000	211,370
06/15/2035	5.500%	540,000	574,376
Total			785,746
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Higher Education 1.4%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2034	5.250%	1,000,000	1,041,380
Series 2015
05/01/2030	5.000%	550,000	609,483
05/01/2036	5.000%	1,500,000	1,641,645
Oak Tree Foundation Project
Series 2017
03/01/2024	5.000%	250,000	262,495
03/01/2025	5.000%	200,000	211,856
Oregon State Facilities Authority
Refunding Revenue Bonds
Reed College Project
Series 2017A
07/01/2032	4.000%	250,000	294,905
University of Portland
Series 2015A
04/01/2030	5.000%	500,000	565,275
04/01/2031	5.000%	530,000	597,792
Total			5,224,831
Hospital 12.2%
Astoria Hospital Facilities Authority
Refunding Revenue Bonds
Columbia Memorial Hospital
Series 2012
08/01/2021	4.000%	725,000	737,985
08/01/2026	5.000%	1,200,000	1,275,348
08/01/2027	5.000%	1,260,000	1,335,915
08/01/2031	5.000%	2,860,000	3,015,584
Klamath Falls Intercommunity Hospital Authority
Refunding Revenue Bonds
Sky Lakes Medical Center Project
Series 2012
09/01/2022	5.000%	500,000	532,095
Series 2016
09/01/2028	5.000%	265,000	316,948
09/01/2030	5.000%	830,000	984,397
09/01/2031	5.000%	500,000	589,695
09/01/2032	5.000%	270,000	317,323
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2033	5.000%	1,200,000	1,596,492
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Asante Projects
Series 2020A
08/15/2039	4.000%	1,100,000	1,307,438
Oregon Health & Science University
Refunding Revenue Bonds
Series 2016B
07/01/2034	5.000%	7,500,000	9,041,850
Series 2019A
07/01/2032	5.000%	5,175,000	6,934,759
Oregon Health & Science University(e)
Revenue Bonds
Capital Appreciation-Independent School District
Series 1996A (NPFGC)
07/01/2021	0.000%	1,805,000	1,803,718
Oregon State Facilities Authority
Refunding Revenue Bonds
Legacy Health Project
Series 2016A
06/01/2033	5.000%	1,600,000	1,910,896
06/01/2034	5.000%	3,185,000	3,792,188
PeaceHealth Project
Series 2014A
11/15/2029	5.000%	1,600,000	1,810,656
Salem Hospital Facility Authority
Refunding Revenue Bonds
Salem Health Project
Series 2016A
05/15/2029	5.000%	1,000,000	1,213,680
05/15/2030	5.000%	1,000,000	1,208,110
05/15/2031	5.000%	1,025,000	1,234,674
Series 2019
05/15/2037	5.000%	2,305,000	2,923,247
Total			43,882,998
Local General Obligation 32.0%
Benton & Linn Counties Consolidated School District No. 509J & 509A Corvallis(f)
Unlimited General Obligation Bonds
Series 2018A
06/15/2038	5.000%	500,000	634,880
Blue Mountain Community College District
Unlimited General Obligation Bonds
Series 2015
06/15/2029	4.000%	1,000,000	1,133,160
Boardman Park & Recreation District
Unlimited General Obligation Bonds
Series 2015
06/15/2035	5.250%	3,400,000	3,819,934
Canyonville South Umpqua Rural Fire Protection District
Unlimited General Obligation Bonds
Series 2001
07/01/2031	5.400%	610,000	611,543
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Central Oregon Community College
Limited General Obligation Bonds
Series 2014
06/01/2029	5.000%	500,000	575,620
Unlimited General Obligation Bonds
Series 2010
06/15/2024	4.750%	2,580,000	2,585,521
Chemeketa Community College District
Unlimited General Obligation Refunding Bonds
Series 2014
06/15/2026	5.000%	1,100,000	1,273,448
Series 2015
06/15/2026	4.000%	1,745,000	2,011,182
City of Hillsboro
Limited General Obligation Refunding Bonds
Series 2012
06/01/2025	4.000%	1,875,000	1,968,750
City of Lebanon
Unlimited General Obligation Refunding Bonds
Series 2015
06/01/2026	5.000%	1,675,000	2,000,335
06/01/2027	5.000%	1,715,000	2,045,669
City of Madras
Unlimited General Obligation Refunding Bonds
Series 2013
02/15/2024	4.000%	565,000	598,781
02/15/2027	4.500%	500,000	538,580
City of Portland
Limited General Obligation Bonds
Limited Tax Sellwood Bridge Project
Series 2014
06/01/2024	5.000%	1,985,000	2,304,565
Limited Tax General Obligation Refunding Bonds
Series 2011A
06/01/2023	5.000%	6,140,000	6,238,793
Unlimited General Obligation Refunding Bonds
Public Safety Projects and Emergency Facilities
Series 2014
06/15/2024	5.000%	1,885,000	2,191,916
City of Redmond
Limited General Obligation Bonds
Series 2014A
06/01/2027	5.000%	685,000	787,613
City of Salem
Unlimited General Obligation Refunding Bonds
Series 2017
06/01/2030	4.000%	2,000,000	2,398,920
City of Sisters
Limited General Obligation Refunding Bonds
Series 2016
12/01/2035	4.000%	620,000	696,415

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Clackamas & Washington Counties School District No. 3
Unlimited General Obligation Bonds
Series 2020B
06/15/2028	5.000%	275,000	362,769
06/15/2029	5.000%	435,000	586,959
Clackamas Community College District(f)
Unlimited General Obligation Bonds
Convertible Deferred Interest
Series 2017A
06/15/2038	5.000%	760,000	927,778
Clackamas County School District No. 108 Estacada
Unlimited General Obligation Refunding Bonds
Series 2005 (AGM)
06/15/2025	5.500%	2,485,000	3,053,344
Clackamas County School District No. 12 North Clackamas
Unlimited General Obligation Bonds
Series 2017B
06/15/2033	5.000%	3,500,000	4,370,275
Clatsop County School District No. 1-C
Unlimited General Obligation Bonds
Astoria
06/15/2035	5.000%	1,000,000	1,306,850
Clatsop County School District No. 30 Warrenton-Hammond(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2019
06/15/2035	0.000%	1,000,000	674,260
Columbia County School District No. 502(e)
Unlimited General Obligation Bonds
Deferred Interest Bonds
Series 2020A
06/15/2033	0.000%	300,000	236,328
Coos County School District No. 9 Coos Bay
Unlimited General Obligation Bonds
Series 2018
06/15/2034	5.000%	500,000	639,340
06/15/2035	5.000%	1,000,000	1,275,770
County of Clackamas
Unlimited General Obligation Refunding Bonds
Series 2020
06/01/2030	4.000%	1,030,000	1,329,390
06/01/2031	4.000%	1,060,000	1,355,825
Deschutes & Jefferson Counties School District No. 2J Redmond(e)
Unlimited General Obligation Bonds
Series 2004B (NPFGC)
06/15/2022	0.000%	2,335,000	2,327,131
Hillsboro School District No. 1J
Unlimited General Obligation Bonds
Washington, Yamhill and Multnomah Counties
Series 2020
06/15/2029	5.000%	550,000	742,132
06/15/2038	4.000%	2,500,000	3,088,950
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Jackson County School District No. 4(e)
Unlimited General Obligation Bonds
Series 2018A
06/15/2033	0.000%	1,000,000	739,780
Jackson County School District No. 5 Ashland
Unlimited General Obligation Bonds
Series 2019
06/15/2036	5.000%	3,000,000	3,935,790
Jackson County School District No. 549C Medford
Unlimited General Obligation Refunding Bonds
Series 2015
12/15/2023	5.000%	1,000,000	1,137,640
Jackson County School District No. 6 Central Point
Unlimited General Obligation Bonds
Series 2019A
06/15/2036	4.000%	1,145,000	1,385,358
Jackson County School District No. 9 Eagle Point
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,410,000	1,437,368
Klamath Falls City Schools
Unlimited General Obligation Refunding Bonds
Series 2015A
06/15/2028	4.000%	500,000	570,390
Lane Community College
Unlimited General Obligation Bonds
Series 2012
06/15/2023	5.000%	1,000,000	1,066,660
Series 2020A
06/15/2033	4.000%	1,000,000	1,255,940
Lane County School District No. 1 Pleasant Hill(e)
Unlimited General Obligation Bonds
Series 2014B
06/15/2029	0.000%	1,775,000	1,617,132
Lane County School District No. 19 Springfield
Unlimited General Obligation Bonds
Series 2015A
06/15/2031	5.000%	2,000,000	2,384,140
Lane County School District No. 19 Springfield(e)
Unlimited General Obligation Bonds
Series 2015B
06/15/2033	0.000%	3,770,000	3,052,004
Unlimited General Obligation Refunding Bonds
Series 2015D
06/15/2024	0.000%	2,305,000	2,261,712
06/15/2028	0.000%	1,480,000	1,363,953
Linn & Benton Counties School District No. 8J Greater Albany
Unlimited General Obligation Bonds
Series 2017
06/15/2030	5.000%	1,000,000	1,266,080

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Marion County School District No. 15 North Marion
Unlimited General Obligation Bonds
Series 2018B
06/15/2032	5.000%	1,000,000	1,290,930
06/15/2033	5.000%	240,000	308,520
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow(e)
Unlimited General Obligation Bonds
Series 2017A
06/15/2033	0.000%	4,000,000	2,890,760
Multnomah & Clackamas Counties School District No. 10JT Gresham-Barlow
Unlimited General Obligation Bonds
Series 2017B
06/15/2031	5.000%	3,000,000	3,791,370
Multnomah County School District No. 1 Portland
Unlimited General Obligation Bonds
Series 2020
06/15/2029	5.000%	2,000,000	2,708,320
Multnomah County School District No. 7 Reynolds(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2015B
06/15/2030	0.000%	4,000,000	3,118,080
Polk Marion & Benton Counties School District No. 13J Central
Unlimited General Obligation Refunding Bonds
Series 2015
02/01/2027	4.000%	750,000	851,760
02/01/2028	4.000%	1,000,000	1,128,030
Portland Community College District
Unlimited General Obligation Bonds
Series 2018
06/15/2029	5.000%	1,000,000	1,233,990
Unlimited General Obligation Refunding Bonds
Series 2016
06/15/2027	5.000%	2,100,000	2,608,998
Salem-Keizer School District No. 24J
Unlimited General Obligation Bonds
Series 2018
06/15/2035	4.000%	1,000,000	1,201,240
Washington Clackamas & Yamhill Counties School District No. 88J(e)
Unlimited General Obligation Bonds
Deferred Interest
Series 2018A
06/15/2037	0.000%	3,500,000	2,135,315
Washington Clackamas & Yamhill Counties School District No. 88J
Unlimited General Obligation Bonds
Sherwood College
Series 2017B
06/15/2031	5.000%	4,500,000	5,687,055
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington County School District No. 1 West Union
Unlimited General Obligation Bonds
Hillsboro School District No. 1J
Series 2017
06/15/2035	5.000%	2,500,000	3,116,500
Washington County School District No. 15 Forest Grove
Unlimited General Obligation Bonds
Series 2012A
06/15/2024	5.000%	1,780,000	1,896,875
Yamhill Clackamas & Washington Counties School District No. 29J Newberg
Unlimited General Obligation Refunding Bonds
Series 2005 (NPFGC)
06/15/2021	5.500%	1,000,000	1,019,410
Total			115,153,826
Multi-Family 0.7%
Oregon State Facilities Authority
Refunding Revenue Bonds
College Housing Northwest Projects
Series 2013A
10/01/2022	4.000%	875,000	894,364
Oregon State Facilities Authority(d)
Revenue Bonds
College Housing Northwest Projects
Series 2016A
10/01/2026	4.000%	500,000	505,190
10/01/2036	5.000%	1,000,000	1,025,700
Total			2,425,254
Municipal Power 2.1%
Central Lincoln People’s Utility District JATC, Inc.
Revenue Bonds
Series 2016
12/01/2033	5.000%	350,000	420,266
12/01/2034	5.000%	400,000	479,880
12/01/2035	5.000%	410,000	491,016
12/01/2036	5.000%	440,000	526,253
City of Eugene Electric Utility System
Revenue Bonds
Series 2017
08/01/2029	5.000%	530,000	672,962
08/01/2030	5.000%	420,000	530,670
08/01/2031	5.000%	450,000	566,541
08/01/2032	5.000%	250,000	313,493
Northern Wasco County Peoples Utility District
Revenue Bonds
Series 2016
12/01/2031	5.000%	1,455,000	1,794,684
12/01/2036	5.000%	1,545,000	1,880,172
Total			7,675,937

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Other Bond Issue 0.8%
Oregon State Business Development Commission
Revenue Bonds
Intel Corp. Project
Series 2018-232 (Mandatory Put 08/14/2023)
12/01/2040	2.400%	2,000,000	2,102,260
Warm Springs Reservation Confederated Tribe(d),(g)
Refunding Revenue Bonds
Green Bonds - Pelton-Round Butte Project
Series 2019
11/01/2036	5.000%	590,000	718,059
Total			2,820,319
Pool / Bond Bank 0.7%
Oregon State Bond Bank
Refunding Revenue Bonds
Series 2018A
01/01/2028	5.000%	850,000	1,039,057
01/01/2029	5.000%	1,120,000	1,365,448
Total			2,404,505
Ports 1.1%
Port of Morrow
Limited General Obligation Refunding Bonds
Series 2016
12/01/2027	5.000%	615,000	677,447
12/01/2028	5.000%	645,000	709,861
12/01/2029	5.000%	340,000	373,857
12/01/2030	5.000%	335,000	368,360
12/01/2031	5.000%	375,000	412,249
12/01/2036	5.000%	1,160,000	1,269,272
Total			3,811,046
Refunded / Escrowed 8.9%
City of Woodburn Wastewater
Refunding Revenue Bonds
Series 2011A Escrowed to Maturity
03/01/2022	5.000%	4,620,000	4,858,715
Clackamas County School District No. 12 North Clackamas
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2029	5.000%	1,500,000	1,742,760
Jefferson County School District No. 509J
Prerefunded 06/15/23 Unlimited General Obligation Bonds
Madras
Series 2013B
06/15/2028	5.000%	2,095,000	2,333,118
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon City School District No. 62
Prerefunded 06/01/24 Unlimited General Obligation Refunding Revenue Bonds
School Building Guaranty
Series 2014
06/01/2034	5.000%	990,000	1,146,588
06/01/2034	5.000%	780,000	901,961
Puerto Rico Public Finance Corp.(g)
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	5,000,000	6,436,000
Umatilla County School District No. 16R Pendleton
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014A
06/15/2030	5.000%	1,110,000	1,289,642
06/15/2031	5.000%	2,890,000	3,357,718
Union County School District No. 1 La Grande
Prerefunded 06/15/25 Unlimited General Obligation Bonds
Series 2015
06/15/2030	4.000%	1,000,000	1,162,390
Washington & Multnomah Counties School District No. 48J Beaverton
Prerefunded 06/15/22 Unlimited General Obligation Bonds
Series 2012B
06/15/2023	4.000%	4,090,000	4,307,670
Prerefunded 06/15/24 Unlimited General Obligation Bonds
Series 2014
06/15/2033	5.000%	4,000,000	4,647,360
Total			32,183,922
Retirement Communities 3.1%
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project - TEMPS-50
Series 2020
11/15/2025	2.750%	1,000,000	1,010,030
Revenue Bonds
Mary’s Woods at Marylhurst, Inc.
Series 2018
05/15/2038	5.000%	220,000	234,896
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2034	5.125%	4,000,000	4,366,760
Terwilliger Plaza, Inc.
Series 2012
12/01/2022	5.000%	500,000	523,130
Series 2016
12/01/2030	5.000%	325,000	376,266
12/01/2036	5.000%	900,000	1,021,338

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Rogue Valley Manor
Series 2013
10/01/2022	5.000%	625,000	658,131
10/01/2023	5.000%	645,000	698,380
10/01/2024	5.000%	455,000	491,050
Salem Hospital Facility Authority
Revenue Bonds
Capital Manor Project
Series 2018
05/15/2033	5.000%	555,000	639,005
05/15/2038	5.000%	500,000	568,150
Yamhill County Hospital Authority
Refunding Revenue Bonds
Friendsview Retirement Community
Series 2016
11/15/2026	4.000%	425,000	445,540
Total			11,032,676
Single Family 2.1%
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
07/01/2032	3.150%	2,425,000	2,643,080
Series 2020A
07/01/2028	1.700%	1,360,000	1,391,987
01/01/2029	1.750%	1,315,000	1,342,852
Series 2020C
07/01/2035	2.000%	2,000,000	2,047,400
Total			7,425,319
Special Non Property Tax 8.7%
Metro
Revenue Bonds
Convention Center Hotel
Series 2017
06/15/2030	5.000%	435,000	544,590
06/15/2031	5.000%	725,000	904,488
06/15/2032	5.000%	780,000	969,368
Oregon State Lottery
Refunding Revenue Bonds
Series 2014B
04/01/2027	5.000%	1,750,000	2,000,652
Series 2015D
04/01/2027	5.000%	2,500,000	2,969,925
Revenue Bonds
Series 2019A
04/01/2036	5.000%	1,000,000	1,305,480
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Oregon Department of Transportation
Refunding Revenue Bonds
Senior Lien
Series 2017B
11/15/2026	5.000%	4,000,000	5,062,360
Senior Lien User Tax
Series 2017C
11/15/2026	5.000%	1,000,000	1,265,590
Subordinated Series 2019A
11/15/2036	5.000%	2,000,000	2,659,520
Revenue Bonds
Subordinated Series 2020A
11/15/2037	5.000%	4,000,000	5,426,880
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Senior Lien
Series 2016
09/01/2031	4.000%	1,000,000	1,165,720
09/01/2032	4.000%	1,250,000	1,451,938
Revenue Bonds
Senior Lien Payroll Tax
Series 2017A
09/01/2032	5.000%	1,595,000	1,985,185
Series 2018A
09/01/2034	5.000%	550,000	693,160
09/01/2035	5.000%	800,000	1,005,976
Series 2019A
09/01/2037	5.000%	1,500,000	1,979,160
Total			31,389,992
Special Property Tax 1.9%
City of Keizer
Special Assessment Bonds
Keizer Station Area
Series 2008A
06/01/2031	5.200%	2,155,000	2,163,232
City of Portland
Refunding Tax Allocation Bonds
Series 2015
06/15/2024	5.000%	1,480,000	1,505,663
Tax Allocation Bonds
Central Eastside
Series 2011B
06/15/2026	5.000%	1,580,000	1,607,097
06/15/2027	5.000%	1,370,000	1,393,386
Veneta Urban Renewal Agency
Revenue Bonds
Urban Renewal
Series 2001
02/15/2021	5.625%	245,000	245,094
Total			6,914,472

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State General Obligation 4.7%
State of Oregon
Limited General Obligation Refunding Bonds
Veterans Welfare Bonds
Series 2020I
12/01/2030	1.950%	555,000	588,516
12/01/2031	2.000%	450,000	476,600
Unlimited General Obligation Bonds
Article XI-Q State Project
Series 2017A
05/01/2026	5.000%	1,250,000	1,556,800
Series 2015F
05/01/2030	5.000%	5,565,000	6,610,441
Series 2019
06/01/2038	5.000%	3,000,000	3,924,090
Series 2019G
08/01/2033	5.000%	1,320,000	1,758,992
Unlimited General Obligation Notes
Higher Education
Series 2016C
08/01/2033	5.000%	750,000	921,638
Series 2016A
08/01/2031	3.500%	500,000	562,735
08/01/2032	3.500%	500,000	557,930
Total			16,957,742
Transportation 3.3%
Tri-County Metropolitan Transportation District of Oregon
Refunding Revenue Bonds
Series 2017
10/01/2026	5.000%	1,235,000	1,542,354
10/01/2027	5.000%	1,485,000	1,900,429
Revenue Bonds
Series 2018A
10/01/2032	5.000%	6,800,000	8,504,420
Total			11,947,203
Water & Sewer 5.8%
City of Albany
Limited General Obligation Refunding Bonds
Series 2013
08/01/2022	4.000%	1,240,000	1,311,176
08/01/2023	4.000%	1,290,000	1,410,035
City of Beaverton Water
Revenue Bonds
Series 2018
04/01/2034	5.000%	1,125,000	1,426,207
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Bend Sewer
Revenue Bonds
Series 2020
05/01/2039	5.000%	1,390,000	1,851,299
City of Eugene Water Utility System
Refunding Revenue Bonds
Utility System
Series 2016
08/01/2032	4.000%	500,000	576,890
City of Portland Water System
Refunding Revenue Bonds
1st Lien
Series 2016A
04/01/2030	4.000%	7,375,000	8,523,582
Revenue Bonds
Series 2014A
05/01/2028	4.000%	3,390,000	3,764,900
City of Springfield Sewer System
Refunding Revenue Bonds
Series 2017
04/01/2025	4.000%	200,000	230,604
04/01/2026	4.000%	250,000	296,313
04/01/2027	4.000%	270,000	326,541
Clackamas River Water
Revenue Bonds
Series 2016
11/01/2032	5.000%	200,000	235,908
11/01/2033	5.000%	265,000	312,700
11/01/2034	5.000%	250,000	294,425
11/01/2035	5.000%	225,000	264,672
11/01/2036	5.000%	200,000	234,898
Total			21,060,150
Total Municipal Bonds (Cost $317,783,206)			342,721,896

Money Market Funds 3.3%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(h)	214,457	214,435
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.026%(h)	11,614,474	11,614,474
Total Money Market Funds (Cost $11,828,930)		11,828,909
Total Investments in Securities (Cost: $332,212,136)		357,150,805
Other Assets & Liabilities, Net		3,139,239
Net Assets		360,290,044

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(b)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2021.
(c)	Income from this security may be subject to alternative minimum tax.
(d)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $3,034,695, which represents 0.84% of total net assets.
(e)	Zero coupon bond.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2021.
(g)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2021, the total value of these securities amounted to $7,154,059, which represents 1.99% of total net assets.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Floating Rate Notes	—	2,600,000	—	2,600,000
Municipal Bonds	—	342,721,896	—	342,721,896
Money Market Funds	11,828,909	—	—	11,828,909
Total Investments in Securities	11,828,909	345,321,896	—	357,150,805
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Assets and Liabilities
January 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $332,212,136)	$357,150,805
Cash	7,601
Receivable for:
Capital shares sold	1,115,855
Interest	2,797,556
Expense reimbursement due from Investment Manager	256
Prepaid expenses	9,133
Trustees’ deferred compensation plan	118,402
Total assets	361,199,608
Liabilities
Payable for:
Capital shares purchased	129,743
Distributions to shareholders	611,853
Management services fees	4,612
Distribution and/or service fees	410
Transfer agent fees	22,571
Compensation of chief compliance officer	14
Other expenses	21,959
Trustees’ deferred compensation plan	118,402
Total liabilities	909,564
Net assets applicable to outstanding capital stock	$360,290,044
Represented by
Paid in capital	335,071,535
Total distributable earnings (loss)	25,218,509
Total - representing net assets applicable to outstanding capital stock	$360,290,044
Class A
Net assets	$44,681,496
Shares outstanding	3,507,237
Net asset value per share	$12.74
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.13
Advisor Class
Net assets	$2,708,557
Shares outstanding	212,571
Net asset value per share	$12.74
Class C
Net assets	$5,486,080
Shares outstanding	430,623
Net asset value per share	$12.74
Institutional Class
Net assets	$266,177,968
Shares outstanding	20,894,043
Net asset value per share	$12.74
Institutional 2 Class
Net assets	$32,120,559
Shares outstanding	2,525,447
Net asset value per share	$12.72
Institutional 3 Class
Net assets	$9,115,384
Shares outstanding	714,581
Net asset value per share	$12.76
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	15

Statement of Operations
Six Months Ended January 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,491
Interest	4,673,005
Total income	4,676,496
Expenses:
Management services fees	830,307
Distribution and/or service fees
Class A	55,499
Class C	30,337
Transfer agent fees
Class A	19,835
Advisor Class	1,133
Class C	2,708
Institutional Class	118,128
Institutional 2 Class	8,179
Institutional 3 Class	312
Compensation of board members	9,274
Custodian fees	1,175
Printing and postage fees	7,399
Registration fees	5,259
Audit fees	14,750
Legal fees	4,320
Compensation of chief compliance officer	60
Other	9,947
Total expenses	1,118,622
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(45,011)
Fees waived by distributor
Class C	(9,116)
Expense reduction	(400)
Total net expenses	1,064,095
Net investment income	3,612,401
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(2,465)
Net realized loss	(2,465)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(396,635)
Net change in unrealized appreciation (depreciation)	(396,635)
Net realized and unrealized loss	(399,100)
Net increase in net assets resulting from operations	$3,213,301
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
Operations
Net investment income	$3,612,401	$8,343,031
Net realized gain (loss)	(2,465)	920,668
Net change in unrealized appreciation (depreciation)	(396,635)	6,367,463
Net increase in net assets resulting from operations	3,213,301	15,631,162
Distributions to shareholders
Net investment income and net realized gains
Class A	(527,293)	(1,005,535)
Advisor Class	(33,781)	(51,381)
Class C	(57,758)	(138,982)
Institutional Class	(3,472,890)	(6,779,444)
Institutional 2 Class	(386,751)	(620,481)
Institutional 3 Class	(114,285)	(190,874)
Total distributions to shareholders	(4,592,758)	(8,786,697)
Increase (decrease) in net assets from capital stock activity	8,281,014	(11,132,666)
Total increase (decrease) in net assets	6,901,557	(4,288,201)
Net assets at beginning of period	353,388,487	357,676,688
Net assets at end of period	$360,290,044	$353,388,487
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	17

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2021 (Unaudited)		July 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	403,229	5,130,253	739,910	9,318,043
Distributions reinvested	39,911	507,304	77,816	978,934
Redemptions	(522,238)	(6,645,022)	(759,216)	(9,471,398)
Net increase (decrease)	(79,098)	(1,007,465)	58,510	825,579
Advisor Class
Subscriptions	26,266	334,300	87,817	1,061,939
Distributions reinvested	2,657	33,781	4,083	51,377
Redemptions	(5,182)	(65,929)	(56,332)	(696,417)
Net increase	23,741	302,152	35,568	416,899
Class C
Subscriptions	6,838	88,536	128,825	1,624,134
Distributions reinvested	4,471	56,825	10,118	127,257
Redemptions	(107,646)	(1,372,654)	(285,416)	(3,571,044)
Net decrease	(96,337)	(1,227,293)	(146,473)	(1,819,653)
Institutional Class
Subscriptions	885,375	11,261,384	1,504,001	18,895,837
Distributions reinvested	211,976	2,694,385	416,378	5,238,328
Redemptions	(1,090,837)	(13,854,926)	(2,657,222)	(33,036,148)
Net increase (decrease)	6,514	100,843	(736,843)	(8,901,983)
Institutional 2 Class
Subscriptions	800,660	10,173,994	398,098	5,005,976
Distributions reinvested	30,473	386,750	49,386	620,290
Redemptions	(129,319)	(1,645,001)	(654,817)	(8,156,321)
Net increase (decrease)	701,814	8,915,743	(207,333)	(2,530,055)
Institutional 3 Class
Subscriptions	110,561	1,406,233	157,803	1,986,828
Distributions reinvested	5,634	71,731	9,172	115,563
Redemptions	(22,024)	(280,930)	(97,494)	(1,225,844)
Net increase	94,171	1,197,034	69,481	876,547
Total net increase (decrease)	650,805	8,281,014	(927,090)	(11,132,666)
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	19

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2021 (Unaudited)	$12.79	0.12	(0.02)	0.10	(0.12)	(0.03)	(0.15)
Year Ended 7/31/2020	$12.52	0.27	0.29	0.56	(0.27)	(0.02)	(0.29)
Year Ended 7/31/2019	$12.14	0.30	0.41	0.71	(0.31)	(0.02)	(0.33)
Year Ended 7/31/2018	$12.45	0.31	(0.31)	0.00(e)	(0.31)	—	(0.31)
Year Ended 7/31/2017	$12.82	0.32	(0.37)	(0.05)	(0.32)	—	(0.32)
Year Ended 7/31/2016	$12.54	0.33	0.28	0.61	(0.33)	—	(0.33)
Advisor Class
Six Months Ended 1/31/2021 (Unaudited)	$12.79	0.13	(0.01)	0.12	(0.14)	(0.03)	(0.17)
Year Ended 7/31/2020	$12.52	0.30	0.29	0.59	(0.30)	(0.02)	(0.32)
Year Ended 7/31/2019	$12.14	0.33	0.41	0.74	(0.34)	(0.02)	(0.36)
Year Ended 7/31/2018	$12.45	0.34	(0.31)	0.03	(0.34)	—	(0.34)
Year Ended 7/31/2017	$12.82	0.35	(0.37)	(0.02)	(0.35)	—	(0.35)
Year Ended 7/31/2016	$12.54	0.36	0.28	0.64	(0.36)	—	(0.36)
Class C
Six Months Ended 1/31/2021 (Unaudited)	$12.79	0.09	(0.02)	0.07	(0.09)	(0.03)	(0.12)
Year Ended 7/31/2020	$12.52	0.22	0.28	0.50	(0.21)	(0.02)	(0.23)
Year Ended 7/31/2019	$12.14	0.25	0.40	0.65	(0.25)	(0.02)	(0.27)
Year Ended 7/31/2018	$12.45	0.25	(0.31)	(0.06)	(0.25)	—	(0.25)
Year Ended 7/31/2017	$12.83	0.26	(0.38)	(0.12)	(0.26)	—	(0.26)
Year Ended 7/31/2016	$12.54	0.27	0.29	0.56	(0.27)	—	(0.27)
Institutional Class
Six Months Ended 1/31/2021 (Unaudited)	$12.79	0.13	(0.01)	0.12	(0.14)	(0.03)	(0.17)
Year Ended 7/31/2020	$12.52	0.30	0.29	0.59	(0.30)	(0.02)	(0.32)
Year Ended 7/31/2019	$12.14	0.33	0.41	0.74	(0.34)	(0.02)	(0.36)
Year Ended 7/31/2018	$12.45	0.34	(0.31)	0.03	(0.34)	—	(0.34)
Year Ended 7/31/2017	$12.82	0.35	(0.37)	(0.02)	(0.35)	—	(0.35)
Year Ended 7/31/2016	$12.54	0.36	0.28	0.64	(0.36)	—	(0.36)
Institutional 2 Class
Six Months Ended 1/31/2021 (Unaudited)	$12.77	0.13	(0.01)	0.12	(0.14)	(0.03)	(0.17)
Year Ended 7/31/2020	$12.51	0.31	0.27	0.58	(0.30)	(0.02)	(0.32)
Year Ended 7/31/2019	$12.12	0.34	0.41	0.75	(0.34)	(0.02)	(0.36)
Year Ended 7/31/2018	$12.43	0.34	(0.31)	0.03	(0.34)	—	(0.34)
Year Ended 7/31/2017	$12.81	0.35	(0.38)	(0.03)	(0.35)	—	(0.35)
Year Ended 7/31/2016	$12.53	0.37	0.28	0.65	(0.37)	—	(0.37)
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2021 (Unaudited)	$12.74	0.79%	0.83%(c)	0.81%(c),(d)	1.82%(c)	2%	$44,681
Year Ended 7/31/2020	$12.79	4.52%	0.84%	0.81%(d)	2.16%	9%	$45,868
Year Ended 7/31/2019	$12.52	5.94%	0.84%	0.83%	2.49%	8%	$44,185
Year Ended 7/31/2018	$12.14	0.01%	0.84%	0.84%(d)	2.53%	10%	$39,896
Year Ended 7/31/2017	$12.45	(0.39%)	0.83%(f)	0.83%(d),(f)	2.53%	15%	$43,387
Year Ended 7/31/2016	$12.82	4.92%	0.86%	0.85%(d)	2.60%	9%	$50,750
Advisor Class
Six Months Ended 1/31/2021 (Unaudited)	$12.74	0.92%	0.59%(c)	0.56%(c),(d)	2.08%(c)	2%	$2,709
Year Ended 7/31/2020	$12.79	4.78%	0.59%	0.56%(d)	2.40%	9%	$2,415
Year Ended 7/31/2019	$12.52	6.21%	0.59%	0.57%	2.73%	8%	$1,919
Year Ended 7/31/2018	$12.14	0.25%	0.59%	0.59%(d)	2.78%	10%	$660
Year Ended 7/31/2017	$12.45	(0.14%)	0.59%(f)	0.59%(d),(f)	2.80%	15%	$664
Year Ended 7/31/2016	$12.82	5.18%	0.61%	0.61%(d)	2.85%	9%	$307
Class C
Six Months Ended 1/31/2021 (Unaudited)	$12.74	0.56%	1.58%(c)	1.26%(c),(d)	1.37%(c)	2%	$5,486
Year Ended 7/31/2020	$12.79	4.05%	1.59%	1.26%(d)	1.72%	9%	$6,740
Year Ended 7/31/2019	$12.52	5.46%	1.59%	1.28%	2.05%	8%	$8,434
Year Ended 7/31/2018	$12.14	(0.44%)	1.59%	1.29%(d)	2.07%	10%	$14,530
Year Ended 7/31/2017	$12.45	(0.91%)	1.58%(f)	1.28%(d),(f)	2.09%	15%	$24,330
Year Ended 7/31/2016	$12.83	4.53%	1.61%	1.30%(d)	2.15%	9%	$28,438
Institutional Class
Six Months Ended 1/31/2021 (Unaudited)	$12.74	0.92%	0.59%(c)	0.56%(c),(d)	2.07%(c)	2%	$266,178
Year Ended 7/31/2020	$12.79	4.78%	0.59%	0.56%(d)	2.41%	9%	$267,135
Year Ended 7/31/2019	$12.52	6.20%	0.59%	0.58%	2.74%	8%	$270,831
Year Ended 7/31/2018	$12.14	0.25%	0.59%	0.59%(d)	2.77%	10%	$293,485
Year Ended 7/31/2017	$12.45	(0.14%)	0.58%(f)	0.58%(d),(f)	2.79%	15%	$333,321
Year Ended 7/31/2016	$12.82	5.18%	0.61%	0.60%(d)	2.85%	9%	$374,062
Institutional 2 Class
Six Months Ended 1/31/2021 (Unaudited)	$12.72	0.94%	0.55%(c)	0.53%(c)	2.11%(c)	2%	$32,121
Year Ended 7/31/2020	$12.77	4.73%	0.56%	0.53%	2.45%	9%	$23,286
Year Ended 7/31/2019	$12.51	6.33%	0.56%	0.54%	2.77%	8%	$25,397
Year Ended 7/31/2018	$12.12	0.28%	0.56%	0.56%	2.80%	10%	$31,451
Year Ended 7/31/2017	$12.43	(0.18%)	0.55%(f)	0.55%(f)	2.85%	15%	$42,681
Year Ended 7/31/2016	$12.81	5.24%	0.55%	0.55%	2.90%	9%	$24,844
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	21

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2021 (Unaudited)	$12.81	0.14	(0.02)	0.12	(0.14)	(0.03)	(0.17)
Year Ended 7/31/2020	$12.54	0.31	0.29	0.60	(0.31)	(0.02)	(0.33)
Year Ended 7/31/2019	$12.15	0.34	0.42	0.76	(0.35)	(0.02)	(0.37)
Year Ended 7/31/2018	$12.47	0.35	(0.32)	0.03	(0.35)	—	(0.35)
Year Ended 7/31/2017(g)	$12.30	0.15	0.17(h)	0.32	(0.15)	—	(0.15)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Rounds to zero.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
07/31/2017	0.02%	0.01%	0.02%	0.02%	0.01%

(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2021 (Unaudited)	$12.76	0.96%	0.50%(c)	0.48%(c)	2.16%(c)	2%	$9,115
Year Ended 7/31/2020	$12.81	4.86%	0.51%	0.48%	2.49%	9%	$7,945
Year Ended 7/31/2019	$12.54	6.37%	0.51%	0.49%	2.82%	8%	$6,909
Year Ended 7/31/2018	$12.15	0.26%	0.51%	0.51%	2.90%	10%	$3,871
Year Ended 7/31/2017(g)	$12.47	2.59%	0.53%(c)	0.53%(c)	2.84%(c)	15%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	23

Notes to Financial Statements
January 31, 2021 (Unaudited)
Note 1. Organization
Columbia Oregon Intermediate Municipal Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
24	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.47% to 0.31% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2021 was 0.47% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
26	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
For the six months ended January 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2021, these minimum account balance fees reduced total expenses of the Fund by $400.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.10% and 0.75% of the average daily net assets attributable to Class A and Class C shares of the Fund, respectively.
Although the Fund may pay distribution and service fees up to a maximum annual rate of 0.35% of the Fund’s average daily net assets attributable to Class A shares (comprised of up to 0.10% for distribution services and up to 0.25% for shareholder services), the Fund currently limits such fees to an aggregate fee of not more than 0.25% of the Fund’s average daily net assets attributable to Class A shares.
Effective September 1, 2020, the Distributor has contractually agreed to waive a portion of the distribution fee for Class C shares through November 30, 2021 so that the distribution fee does not exceed 0.45% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated at the sole discretion of the Board of Trustees. Prior to September 1, 2020, this was a voluntary arrangement.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	35,349
Class C	—	1.00(b)	21

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through November 30, 2021
Class A	0.81%
Advisor Class	0.56
Class C	1.56
Institutional Class	0.56
Institutional 2 Class	0.53
Institutional 3 Class	0.48
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
332,212,000	25,029,000	(90,000)	24,939,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $20,842,613 and $5,625,011, respectively, for the six months ended January 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
28	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
30	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Because the Fund invests substantially in municipal securities issued by the state identified in the Fund’s name and political sub-divisions of that state, the Fund will be particularly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes impacting the state’s financial, economic or other condition and prospects. In addition, because of the relatively small number of issuers of tax-exempt securities in the state, the Fund may invest a higher percentage of assets in a single issuer and, therefore, be more exposed to the risk of loss than a fund that invests more broadly. The value of municipal and other securities owned by the Fund also may be adversely affected by future changes in federal or state income tax laws.
Shareholder concentration risk
At January 31, 2021, one unaffiliated shareholder of record owned 15.3% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
32	Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Columbia Oregon Intermediate Municipal Bond Fund | Semiannual Report 2021	33

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Oregon Intermediate Municipal Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR207_07_L01_(03/21)

SemiAnnual Report
January 31, 2021
Columbia Tax-Exempt Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Tax-Exempt Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Tax-Exempt Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income exempt from federal income tax and of capital appreciation, consistent with moderate fluctuation of principal.
Portfolio management
Kimberly Campbell
Lead Portfolio Manager
Managed Fund since 2002
Catherine Stienstra
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended January 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A	Excluding sales charges	11/21/78	3.20	2.34	3.49	5.05
	Including sales charges		0.09	-0.75	2.86	4.73
Advisor Class*		03/19/13	3.31	2.54	3.71	5.22
Class C	Excluding sales charges	08/01/97	2.89	1.70	2.83	4.42
	Including sales charges		1.89	0.71	2.83	4.42
Institutional Class		09/16/05	3.31	2.47	3.69	5.25
Institutional 2 Class*		12/11/13	3.31	2.48	3.71	5.22
Institutional 3 Class*		03/01/17	3.33	2.61	3.69	5.15
Bloomberg Barclays Municipal Bond Index			2.01	4.01	3.79	4.77
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the 1.00% contingent deferred sales charge for the first year only. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Tax-Exempt Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Quality breakdown (%) (at January 31, 2021)
AAA rating	5.1
AA rating	20.3
A rating	41.1
BBB rating	20.2
BB rating	3.8
C rating	0.2
D rating	0.3
Not rated	9.0
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2021)
Illinois	10.8
Texas	8.7
California	8.3
Pennsylvania	8.0
New York	6.1
Florida	6.1
Michigan	4.6
Minnesota	4.3
Colorado	3.9
New Jersey	3.6
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia Tax-Exempt Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2020 — January 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,032.00	1,021.29	3.70	3.68	0.73
Advisor Class	1,000.00	1,000.00	1,033.10	1,022.29	2.69	2.67	0.53
Class C	1,000.00	1,000.00	1,028.90	1,018.30	6.73	6.69	1.33
Institutional Class	1,000.00	1,000.00	1,033.10	1,022.29	2.69	2.67	0.53
Institutional 2 Class	1,000.00	1,000.00	1,033.10	1,022.34	2.64	2.62	0.52
Institutional 3 Class	1,000.00	1,000.00	1,033.30	1,022.59	2.38	2.37	0.47
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia Tax-Exempt Fund | Semiannual Report 2021	5

Portfolio of Investments
January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 0.0%
Anuvia Florida LLC(a),(b),(c)
01/01/2029	0.000%	503,531	251,765
Total Corporate Bonds & Notes (Cost $503,530)			251,765

Exchange-Traded Fixed Income Funds 0.2%
	Shares	Value ($)
United States 0.2%
Columbia Multi-Sector Municipal Income ETF(d)	274,473	6,186,621
Total Exchange-Traded Fixed Income Funds (Cost $5,972,532)		6,186,621

Floating Rate Notes 0.3%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
New Hampshire 0.0%
New Hampshire Health & Education Facilities Authority Act(e),(f)
Revenue Bonds
University of New Hampshire
Series 2012B-2 (Wells Fargo Bank)
07/01/2033	0.010%	405,000	405,000
New York 0.3%
New York City Transitional Finance Authority(e),(f)
Revenue Bonds
Future Tax Secured
Subordinated Series 2012C (JPMorgan Chase Bank)
11/01/2036	0.010%	3,520,000	3,520,000
Subordinated Series 2015 (JPMorgan Chase Bank)
02/01/2045	0.010%	1,280,000	1,280,000
New York City Water & Sewer System(e),(f)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.010%	3,000,000	3,000,000
Total			7,800,000
Total Floating Rate Notes (Cost $8,205,000)			8,205,000

Municipal Bonds 97.8%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 0.5%
Lower Alabama Gas District (The)
Revenue Bonds
Series 2016A
09/01/2046	5.000%	10,000,000	15,259,500
Arizona 1.4%
Arizona Board of Regents
Revenue Bonds
Series 2020A
07/01/2032	5.000%	700,000	956,788
07/01/2033	5.000%	700,000	951,895
07/01/2034	5.000%	1,000,000	1,355,290
Arizona Health Facilities Authority
Refunding Revenue Bonds
Scottsdale Lincoln Hospital Project
Series 2014
12/01/2042	5.000%	7,000,000	8,011,640
Arizona Industrial Development Authority
Revenue Bonds
Great Lakes Senior Living Community
Series 2019
01/01/2039	4.250%	1,000,000	890,100
01/01/2040	4.250%	750,000	661,545
Lincoln South Beltway Project
Series 2020
11/01/2030	5.000%	1,350,000	1,837,283
11/01/2031	5.000%	5,000,000	6,940,350
Phoenix Children’s Hospital
Series 2020
02/01/2036	5.000%	1,200,000	1,574,340
02/01/2038	5.000%	1,020,000	1,329,886
02/01/2050	4.000%	6,150,000	7,204,172
Industrial Development Authority of the City of Phoenix (The)
Revenue Bonds
Downtown Student Housing II LLC - Arizona State University Project
Series 2019
07/01/2044	5.000%	1,000,000	1,122,420
07/01/2049	5.000%	1,125,000	1,256,591
Industrial Development Authority of the County of Yavapai (The)
Refunding Revenue Bonds
Yavapai Regional Medical Center
Series 2019
08/01/2038	4.000%	1,000,000	1,165,500
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2018
02/15/2038	5.000%	825,000	967,370
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Tax-Exempt Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maricopa County Industrial Development Authority(g)
Revenue Bonds
Christian Care Surprise, Inc. Project
Series 2016
01/01/2036	5.750%	2,000,000	2,069,680
Salt Verde Financial Corp.
Revenue Bonds
Series 2007
12/01/2032	5.000%	7,170,000	9,784,540
Total			48,079,390
Arkansas 0.2%
Pulaski County Public Facilities Board
Prerefunded 12/01/24 Revenue Bonds
Series 2014
12/01/2039	5.000%	4,000,000	4,682,080
Revenue Bonds
Series 2014
12/01/2042	5.000%	2,000,000	2,230,840
Total			6,912,920
California 8.2%
ABAG Finance Authority for Nonprofit Corps.
Refunding Revenue Bonds
Episcopal Senior Communities
Series 2011
07/01/2041	6.125%	7,015,000	7,126,047
California Health Facilities Financing Authority
Refunding Revenue Bonds
Sutter Health
Series 2016B
11/15/2041	4.000%	10,000,000	11,409,300
Revenue Bonds
Kaiser Permanente
Subordinated Series 2017A-2
11/01/2044	4.000%	10,000,000	11,674,000
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2036	5.000%	1,500,000	1,773,330
02/01/2037	5.000%	1,000,000	1,179,340
California Municipal Finance Authority(b),(g),(h)
Revenue Bonds
UTS Renewable Energy-Waste Water Facilities
Series 2011
12/01/2032	0.000%	1,830,000	36,600
California Public Finance Authority
Refunding Revenue Bonds
Sharp Healthcare
Series 2017A
08/01/2047	4.000%	10,000,000	11,414,400
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California School Finance Authority(g)
Revenue Bonds
River Springs Charter School Project
Series 2015
07/01/2046	6.375%	150,000	171,513
California State Public Works Board
Revenue Bonds
Various Capital Projects
Series 2012A
04/01/2037	5.000%	4,660,000	4,912,386
Various Correctional Facilities
Series 2014A
09/01/2039	5.000%	7,000,000	8,097,390
California Statewide Communities Development Authority(g)
Refunding Revenue Bonds
899 Charleston Project
Series 2014A
11/01/2029	5.000%	1,650,000	1,745,040
11/01/2034	5.000%	3,700,000	3,878,562
Revenue Bonds
California Baptist University
Series 2014A
11/01/2033	6.125%	1,560,000	1,740,445
11/01/2043	6.375%	1,035,000	1,150,123
Lancer Plaza Project
Series 2013
11/01/2043	5.875%	1,875,000	2,031,000
California Statewide Communities Development Authority
Revenue Bonds
Loma Linda University Medical Center
Series 2014
12/01/2044	5.250%	3,500,000	3,909,780
Castaic Lake Water Agency(i)
Certificate of Participation
Capital Appreciation-Water System Improvement Project
Series 1999 (AMBAC)
08/01/2024	0.000%	9,445,000	9,266,112
Chino Public Financing Authority
Refunding Special Tax Bonds
Series 2012
09/01/2025	5.000%	790,000	843,538
09/01/2026	5.000%	1,230,000	1,311,500
09/01/2027	5.000%	1,280,000	1,361,178
City of Los Angeles Department of Airports(h)
Revenue Bonds
Senior Series 2020C
05/15/2031	5.000%	9,000,000	12,028,950
05/15/2045	5.000%	16,245,000	20,720,822
Subordinated Series 2017A
05/15/2042	5.000%	4,375,000	5,309,938

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Pomona
Refunding Revenue Bonds
Mortgage-Backed Securities
Series 1990A Escrowed to Maturity (GNMA / FNMA)
05/01/2023	7.600%	2,325,000	2,527,159
Foothill-Eastern Transportation Corridor Agency
Refunding Revenue Bonds
Junior Lien
Series 2014C
01/15/2033	6.250%	3,845,000	4,470,697
Series 2014A
01/15/2046	5.750%	19,005,000	21,526,583
Golden State Tobacco Securitization Corp.
Refunding Revenue Bonds
Series 2018A-1
06/01/2047	5.000%	1,000,000	1,040,910
Series 2018A-2
06/01/2047	5.000%	9,500,000	9,888,645
Los Angeles County Schools Regionalized Business Services Corp.(i)
Certificate of Participation
Capital Appreciation-Pooled Financing
Series 1999A (AMBAC)
08/01/2022	0.000%	2,180,000	2,158,963
Los Angeles Unified School District
Unlimited General Obligation Bonds
Series 2020RYQ
07/01/2032	5.000%	3,500,000	4,791,500
Norwalk-La Mirada Unified School District(i)
Unlimited General Obligation Bonds
Capital Appreciation
Series 2005B (NPFGC)
08/01/2023	0.000%	9,790,000	9,651,961
Palomar Health
Refunding Revenue Bonds
Series 2016
11/01/2036	5.000%	4,605,000	5,322,321
San Francisco City & County Airport Commission - San Francisco International Airport(h)
Revenue Bonds
Series 2019E
05/01/2050	5.000%	10,000,000	12,363,100
Unrefunded Revenue Bonds
Series 2014A
05/01/2044	5.000%	24,000,000	26,945,040
State of California
Unlimited General Obligation Bonds
Series 2019
04/01/2032	5.000%	5,000,000	6,649,950
Unlimited General Obligation Refunding Bonds
Series 2017A-2
08/01/2030	5.000%	5,080,000	6,526,073
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
11/01/2036	4.000%	4,000,000	5,015,840
11/01/2037	4.000%	9,600,000	11,999,328
Various Purpose
Series 2020
03/01/2033	5.000%	7,765,000	10,486,477
Unrefunded Unlimited General Obligation Bonds
Series 2004
04/01/2029	5.300%	6,000	6,025
Temecula Public Financing Authority
Refunding Special Tax Bonds
Wolf Creek Community Facilities District
Series 2012
09/01/2027	5.000%	1,275,000	1,352,329
09/01/2028	5.000%	1,315,000	1,392,519
09/01/2029	5.000%	1,405,000	1,484,706
09/01/2030	5.000%	1,480,000	1,563,916
09/01/2031	5.000%	1,555,000	1,641,582
West Contra Costa Unified School District
Unlimited General Obligation Refunding Bonds
Series 2001B (NPFGC)
08/01/2024	6.000%	1,430,000	1,556,855
Total			273,453,773
Colorado 3.9%
City & County of Denver Airport System(h)
Refunding Revenue Bonds
Subordinated Series 2018-A
12/01/2048	4.000%	11,500,000	12,871,375
Colorado Bridge Enterprise(h)
Revenue Bonds
Central 70 Project
Series 2017
06/30/2051	4.000%	9,240,000	10,133,508
Colorado Educational & Cultural Facilities Authority(g)
Improvement Refunding Revenue Bonds
Skyview Charter School
Series 2014
07/01/2034	5.125%	1,525,000	1,619,184
07/01/2044	5.375%	2,100,000	2,220,057
07/01/2049	5.500%	925,000	980,037
Colorado Health Facilities Authority
Improvement Refunding Revenue Bonds
Bethesda Project
Series 2018
09/15/2048	5.000%	15,000,000	16,641,000
09/15/2053	5.000%	10,000,000	11,058,600
Prerefunded 01/01/23 Revenue Bonds
Catholic Health Initiatives
Series 2013A
01/01/2045	5.250%	7,000,000	7,672,070

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Tax-Exempt Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Prerefunded 06/01/27 Revenue Bonds
Evangelical Lutheran Good Samaritan Society
Series 2017
06/01/2047	5.000%	4,445,000	5,673,954
Prerefunded 12/01/22 Revenue Bonds
Covenant Retirement Communities
Series 2012A
12/01/2033	5.000%	5,500,000	5,986,365
Refunding Revenue Bonds
AdventHealth Obligated
Series 2019
11/15/2043	4.000%	6,000,000	7,028,880
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	8,640,000	9,819,619
Covenant Retirement Communities
Series 2015
12/01/2035	5.000%	3,800,000	4,276,406
School Health System
Series 2019A
01/01/2038	4.000%	3,200,000	3,867,456
Revenue Bonds
NJH-SJH Center for Outpatient Health
Series 2019
01/01/2050	4.000%	15,105,000	17,660,615
E-470 Public Highway Authority
Refunding Revenue Bonds
Series 2020A
09/01/2034	5.000%	1,300,000	1,724,372
E-470 Public Highway Authority(i)
Revenue Bonds
Capital Appreciation
Series 1997B (NPFGC)
09/01/2022	0.000%	6,515,000	6,477,018
State of Colorado
Certificate of Participation
Series 2020A
12/15/2024	5.000%	2,500,000	2,949,550
Total			128,660,066
Connecticut 0.6%
Connecticut State Health & Educational Facilities Authority(g)
Revenue Bonds
Church Home of Hartford, Inc.
Series 2016
09/01/2046	5.000%	1,250,000	1,312,562
Connecticut State Health & Educational Facilities Authority
Revenue Bonds
Sacred Heart University
Series 2020K
07/01/2039	5.000%	2,830,000	3,590,732
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Connecticut
Revenue Bonds
Special Tax Obligation Bonds
Series 2020A
05/01/2023	5.000%	675,000	746,422
05/01/2024	5.000%	1,000,000	1,150,730
05/01/2038	5.000%	2,500,000	3,254,275
Unlimited General Obligation Bonds
Series 2018E
09/15/2037	5.000%	500,000	633,300
Series 2018-E
09/15/2034	5.000%	2,000,000	2,554,060
Series 2019A
04/15/2034	5.000%	1,000,000	1,292,030
04/15/2039	5.000%	4,235,000	5,394,924
Series 2020C
06/01/2033	4.000%	450,000	559,859
06/01/2037	4.000%	1,000,000	1,217,780
Total			21,706,674
Delaware 0.1%
Delaware State Economic Development Authority
Revenue Bonds
Newark Charter School
Series 2012
09/01/2032	4.625%	2,000,000	2,059,620
09/01/2042	5.000%	1,350,000	1,391,391
Total			3,451,011
District of Columbia 1.1%
District of Columbia
Prerefunded 07/01/23 Revenue Bonds
KIPP Charter School
Series 2013
07/01/2033	6.000%	250,000	284,703
07/01/2048	6.000%	1,150,000	1,309,632
Refunding Revenue Bonds
Children’s Hospital
Series 2015
07/15/2044	5.000%	9,090,000	10,509,313
Friendship Public Charter School
Series 2016
06/01/2046	5.000%	1,385,000	1,548,541
Revenue Bonds
KIPP DC Project
Series 2019
07/01/2044	4.000%	1,240,000	1,383,542
Metropolitan Washington Airports Authority Dulles Toll Road
Refunding Revenue Bonds
Dulles Metrorail
Subordinated Series 2019
10/01/2049	4.000%	7,950,000	8,965,612

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2034	5.000%	8,550,000	11,516,422
Total			35,517,765
Florida 6.0%
Alachua County Health Facilities Authority
Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2049	4.000%	5,000,000	5,764,750
Capital Trust Agency, Inc.(b),(g)
Revenue Bonds
1st Mortgage Tallahassee Tapestry Senior Housing Project
Series 2015
12/01/2045	0.000%	3,760,000	1,504,000
12/01/2050	0.000%	1,000,000	400,000
Central Florida Expressway Authority
Refunding Revenue Bonds
Senior Lien
Series 2016B
07/01/2039	4.000%	10,500,000	11,952,570
City of Atlantic Beach
Revenue Bonds
Fleet Landing Project
Series 2018
11/15/2048	5.000%	2,500,000	2,809,100
City of Lakeland
Revenue Bonds
Lakeland Regional Health
Series 2015
11/15/2045	5.000%	22,000,000	24,908,840
City of Tampa
Revenue Bonds
H. Lee Moffitt Cancer Center Project
Series 2020
07/01/2050	5.000%	750,000	941,850
County of Broward Airport System(h)
Revenue Bonds
Series 2015A
10/01/2045	5.000%	14,000,000	16,086,980
Series 2019A
10/01/2039	5.000%	2,500,000	3,148,500
10/01/2049	5.000%	1,000,000	1,233,900
County of Miami-Dade Aviation(h)
Refunding Revenue Bonds
Series 2014A
10/01/2033	5.000%	15,000,000	17,127,900
10/01/2036	5.000%	21,400,000	24,344,640
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
County of Osceola Transportation(i)
Refunding Revenue Bonds
Series 2020A-2
10/01/2040	0.000%	4,650,000	2,572,984
10/01/2041	0.000%	2,500,000	1,326,725
10/01/2042	0.000%	3,250,000	1,653,080
10/01/2043	0.000%	2,750,000	1,342,193
10/01/2044	0.000%	3,000,000	1,406,040
10/01/2046	0.000%	3,000,000	1,300,950
10/01/2048	0.000%	4,000,000	1,605,400
Florida Development Finance Corp.(g)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2035	6.000%	4,000,000	4,549,320
Florida Development Finance Corp.
Revenue Bonds
Renaissance Charter School Projects
Series 2013A
06/15/2044	8.500%	9,000,000	10,137,060
Florida Housing Finance Corp.
Revenue Bonds
Series 2018 (GNMA)
07/01/2043	3.800%	3,970,000	4,359,854
Greater Orlando Aviation Authority(h)
Revenue Bonds
Priority
Subordinated Series 2017A
10/01/2047	5.000%	2,665,000	3,211,618
Series 2019A
10/01/2049	5.000%	2,000,000	2,505,680
Hillsborough County Aviation Authority(h)
Revenue Bonds
Tampa International Airport
Subordinated Series 2018
10/01/2048	5.000%	5,550,000	6,648,012
Miami-Dade County Expressway Authority
Revenue Bonds
Series 2014A
07/01/2044	5.000%	5,000,000	5,630,950
Mid-Bay Bridge Authority
Refunding Revenue Bonds
Series 2015A
10/01/2035	5.000%	3,765,000	4,320,149
Orange County Industrial Development Authority(b),(g),(h)
Revenue Bonds
Anuvia Florida LLC Project
Series 2018A
07/01/2048	0.000%	9,840,000	738,000

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Tax-Exempt Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Palm Beach County Health Facilities Authority
Prerefunded 12/01/24 Revenue Bonds
Boca Raton Community Hospital Obligation Group
Series 2014
12/01/2031	5.000%	1,500,000	1,768,305
Revenue Bonds
Sinai Residences of Boca Raton
Series 2014
06/01/2034	7.250%	685,000	743,965
Polk County Industrial Development Authority
Refunding Revenue Bonds
Carpenter’s Home Estates
Series 2019
01/01/2039	5.000%	1,700,000	1,878,721
Putnam County Development Authority
Refunding Revenue Bonds
Seminole Project
Series 2018A
03/15/2042	5.000%	6,665,000	8,109,839
Sarasota County Public Hospital District
Refunding Revenue Bonds
Sarasota Memorial Hospital
Series 1998B (NPFGC)
07/01/2028	5.500%	6,980,000	8,786,843
Seminole County Industrial Development Authority
Refunding Revenue Bonds
Legacy Pointe at UCF Project
Series 2019
11/15/2049	5.500%	4,200,000	4,069,926
Tampa Sports Authority
Sales Tax Revenue Bonds
Tampa Bay Arena Project
Series 1995 (NPFGC)
10/01/2025	5.750%	2,500,000	2,807,100
Tampa-Hillsborough County Expressway Authority
Refunding Revenue Bonds
Series 2017B
07/01/2042	4.000%	7,785,000	8,946,833
Total			200,642,577
Georgia 1.0%
City of Atlanta Department of Aviation(h)
Revenue Bonds
Airport
Subordinated Series 2019
07/01/2036	4.000%	2,250,000	2,646,000
07/01/2037	4.000%	3,640,000	4,267,572
07/01/2039	4.000%	9,250,000	10,791,235
Fulton County Development Authority
Revenue Bonds
RAC Series 2017
04/01/2047	5.000%	3,000,000	3,583,890
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Fulton County Residential Care Facilities for the Elderly Authority
Refunding Revenue Bonds
Lenbrook Square Foundation, Inc.
Series 2016
07/01/2036	5.000%	3,500,000	3,780,910
Georgia State Road & Tollway Authority(g),(i)
Prerefunded 06/01/24 Revenue Bonds
I-75 S Express Lanes Project
Series 2014
06/01/2024	0.000%	625,000	568,269
Glynn-Brunswick Memorial Hospital Authority
Revenue Bonds
SE Georgia Health System Anticipation Certificates
Series 2017
08/01/2047	5.000%	2,145,000	2,522,863
Metropolitan Atlanta Rapid Transit Authority
Refunding Revenue Bonds
Series 2007A (AMBAC)
07/01/2026	5.250%	1,000,000	1,264,160
Oconee County Industrial Development Authority
Revenue Bonds
Presbyterian Village Athens Project
Series 2018
12/01/2048	6.250%	2,945,000	2,962,788
Total			32,387,687
Hawaii 0.1%
State of Hawaii Department of Budget & Finance
Refunding Revenue Bonds
Special Purpose - Kahala Nui
Series 2012
11/15/2032	5.125%	1,300,000	1,389,869
11/15/2037	5.250%	1,945,000	2,075,257
Total			3,465,126
Idaho 0.6%
Idaho Health Facilities Authority
Refunding Revenue Bonds
St. Luke’s Health System Project
Series 2018
03/01/2038	4.000%	3,650,000	4,183,667
Revenue Bonds
Terraces of Boise Project
Series 2014A
10/01/2034	7.750%	9,135,000	7,868,798
10/01/2044	8.000%	5,635,000	4,879,177
10/01/2049	8.125%	4,365,000	3,770,356
Total			20,701,998

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois 10.7%
Chicago Board of Education(g)
Unlimited General Obligation Bonds
Dedicated
Series 2017A
12/01/2046	7.000%	10,765,000	14,001,174
Chicago Board of Education
Unlimited General Obligation Bonds
Series 2018
12/01/2046	5.000%	5,000,000	5,938,550
Chicago Board of Education(j)
Unlimited General Obligation Bonds
Series 2021A
12/01/2033	5.000%	4,535,000	5,726,979
Chicago Midway International Airport(h)
Refunding Revenue Bonds
2nd Lien
Series 2014A
01/01/2041	5.000%	10,000,000	10,919,500
Series 2016A
01/01/2033	4.000%	3,500,000	3,803,800
Chicago O’Hare International Airport(h)
Refunding Revenue Bonds
Senior Lien
Series 2018A
01/01/2048	5.000%	7,455,000	9,029,869
Revenue Bonds
General Senior Lien
Series 2017D
01/01/2052	5.000%	17,620,000	20,634,958
Series 2015C
01/01/2046	5.000%	12,525,000	14,194,582
TriPs Obligated Group
Series 2018
07/01/2048	5.000%	2,400,000	2,827,200
Chicago O’Hare International Airport
Revenue Bonds
Series 2015D
01/01/2046	5.000%	7,310,000	8,347,362
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2033	5.000%	1,000,000	1,152,890
01/01/2034	5.000%	1,000,000	1,150,170
01/01/2036	5.000%	1,000,000	1,146,330
City of Chicago Wastewater Transmission
Refunding Revenue Bonds
2nd Lien
Series 2015C
01/01/2034	5.000%	1,250,000	1,447,088
01/01/2039	5.000%	2,970,000	3,413,540
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
2nd Lien
Series 2014
01/01/2039	5.000%	4,000,000	4,423,120
01/01/2044	5.000%	4,000,000	4,402,600
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2016
11/01/2026	5.000%	935,000	1,140,850
Revenue Bonds
2nd Lien
Series 2014
11/01/2034	5.000%	1,000,000	1,134,870
11/01/2039	5.000%	2,000,000	2,255,600
11/01/2044	5.000%	2,850,000	3,196,389
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	9,400,000	11,028,550
County of Champaign
Unlimited General Obligation Bonds
Public Safety Sales Tax
Series 1999 (NPFGC)
01/01/2023	8.250%	1,420,000	1,622,279
Illinois Finance Authority
Refunding Revenue Bonds
Northshore University Health System
Series 2020A
08/15/2036	4.000%	3,000,000	3,685,710
08/15/2038	4.000%	3,500,000	4,273,150
08/15/2040	4.000%	1,750,000	2,125,760
Northwest Community Hospital
Series 2016A
07/01/2038	4.000%	5,000,000	5,543,100
Rush University Medical Center
Series 2015A
11/15/2038	5.000%	20,145,000	23,247,934
Series 2015B
11/15/2039	5.000%	6,590,000	7,596,688
Silver Cross Hospital & Medical Centers
Series 2015C
08/15/2044	5.000%	9,400,000	10,542,006
Revenue Bonds
Series 2013
10/01/2049	4.000%	5,575,000	5,857,095
Illinois Housing Development Authority
Revenue Bonds
Series 2019D (GNMA)
10/01/2039	2.950%	4,905,000	5,163,935

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Tax-Exempt Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Illinois State Toll Highway Authority
Revenue Bonds
Series 2014C
01/01/2036	5.000%	5,000,000	5,782,100
01/01/2039	5.000%	5,000,000	5,757,100
Series 2019A
01/01/2044	4.000%	5,000,000	5,809,650
Toll Highway
Senior Series 2020A
01/01/2045	5.000%	13,340,000	17,229,677
Metropolitan Pier & Exposition Authority(i)
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2012 (BAM)
12/15/2051	0.000%	19,000,000	7,614,250
Metropolitan Pier & Exposition Authority
Refunding Revenue Bonds
McCormick Place Expansion Project
Series 2020
06/15/2050	4.000%	2,400,000	2,626,128
Metropolitan Water Reclamation District of Greater Chicago
Limited General Obligation Refunding Bonds
Series 2007C
12/01/2033	5.250%	13,210,000	19,223,456
Regional Transportation Authority
Revenue Bonds
Series 2002A (NPFGC)
07/01/2031	6.000%	5,400,000	7,649,478
State of Illinois
Revenue Bonds
1st Series 2002 (NPFGC)
06/15/2023	6.000%	4,000,000	4,443,560
Unlimited General Obligation Bonds
1st Series 2001 (NPFGC)
11/01/2026	6.000%	3,000,000	3,770,460
Rebuild Illinois Program
Series 2019B
11/01/2039	4.000%	7,580,000	8,461,327
Series 2019C
11/01/2042	4.000%	9,925,000	10,980,822
11/01/2043	4.000%	3,000,000	3,311,160
11/01/2044	4.000%	2,000,000	2,201,020
Series 2013
07/01/2038	5.500%	4,125,000	4,455,784
Series 2013A
04/01/2036	5.000%	8,000,000	8,490,800
Series 2014
02/01/2039	5.000%	15,000,000	16,167,900
Series 2016
11/01/2030	5.000%	5,975,000	6,996,367
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020
05/01/2039	5.500%	2,705,000	3,397,507
Series 2020C
05/01/2024	5.500%	1,000,000	1,141,700
Unlimited General Obligation Refunding Bonds
Series 2018-A
10/01/2033	5.000%	6,000,000	7,187,880
Total			353,671,754
Indiana 0.3%
Indiana Finance Authority
Revenue Bonds
BHI Senior Living
Series 2011
11/15/2031	5.500%	1,175,000	1,207,724
11/15/2041	5.750%	5,655,000	5,796,940
Indiana Housing & Community Development Authority
Refunding Revenue Bonds
Series 2020B-1 (GNMA)
07/01/2039	2.050%	1,525,000	1,530,597
Total			8,535,261
Iowa 1.0%
Iowa Finance Authority
Revenue Bonds
Council Bluffs, Inc. Project
Series 2018
08/01/2033	5.000%	500,000	524,860
08/01/2038	5.000%	500,000	524,740
Lifespace Communities, Inc.
Series 2018A
05/15/2048	5.000%	9,275,000	10,451,534
PEFA, Inc.
Revenue Bonds
Series 2019 (Mandatory Put 09/01/26)
09/01/2049	5.000%	17,500,000	21,453,075
Total			32,954,209
Kansas 1.0%
University of Kansas Hospital Authority
Improvement Refunding Revenue Bonds
Kansas University Health System
Series 2015
09/01/2045	5.000%	29,000,000	33,635,070
Kentucky 0.4%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2041	5.000%	1,750,000	1,950,393

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Kentucky Municipal Power Agency
Refunding Revenue Bonds
Forward Delivery Prairie State Project
Series 2020
09/01/2035	5.000%	1,080,000	1,367,960
Series 2015A
09/01/2042	5.000%	6,600,000	7,523,340
Kentucky State Property & Building Commission
Revenue Bonds
Project #119
Series 2018 (BAM)
05/01/2034	5.000%	2,000,000	2,533,100
Total			13,374,793
Louisiana 1.7%
Louisiana Public Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2035	4.000%	25,000	29,516
05/15/2041	4.000%	25,000	29,516
05/15/2047	5.000%	15,000	18,490
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2016
05/15/2047	5.000%	1,185,000	1,377,622
Series 2017
05/15/2036	5.000%	1,750,000	2,120,037
Revenue Bonds
Provident Group - Flagship Properties
Series 2017
07/01/2047	5.000%	1,400,000	1,636,922
07/01/2052	5.000%	1,600,000	1,865,552
Louisiana Public Facilities Authority(h)
Revenue Bonds
Impala Warehousing LLC Project
Series 2013
07/01/2036	6.500%	17,695,000	18,665,040
New Orleans Aviation Board(h)
Revenue Bonds
General Airport-North Terminal
Series 2017B
01/01/2048	5.000%	3,725,000	4,356,723
Series 2015B
01/01/2045	5.000%	21,150,000	23,771,754
Parish of St. James(g)
Revenue Bonds
Nustar Logistics, L.P. Project
Series 2011 (Mandatory Put 06/01/2025)
08/01/2041	5.850%	2,500,000	2,848,225
Total			56,719,397
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland 1.5%
Maryland Community Development Administration
Refunding Revenue Bonds
Series 2019B
09/01/2034	3.000%	3,000,000	3,246,240
09/01/2042	3.350%	3,000,000	3,278,280
Series 2020D
09/01/2035	1.950%	2,255,000	2,295,477
Revenue Bonds
Series 2019C
09/01/2034	2.700%	4,000,000	4,277,320
Maryland Economic Development Corp.
Tax Allocation Bonds
Port Covington Project
Series 2020
09/01/2040	4.000%	875,000	976,710
Maryland Health & Higher Educational Facilities Authority
Prerefunded 07/01/24 Revenue Bonds
Western Maryland Health System
Series 2014
07/01/2034	5.250%	6,885,000	8,033,969
Refunding Revenue Bonds
Mercy Medical Center
Series 2016A
07/01/2042	4.000%	5,250,000	5,638,815
Meritus Medical Center Issue
Series 2015
07/01/2045	5.000%	3,000,000	3,392,970
Revenue Bonds
University of Maryland Medical System
Series 2017
07/01/2048	4.000%	7,335,000	8,188,500
Washington Suburban Sanitary Commission
Revenue Bonds
Green Bonds
Series 2020-2
12/01/2030	5.000%	1,445,000	2,029,864
12/01/2031	5.000%	1,515,000	2,115,304
Series 2020
12/01/2031	5.000%	4,510,000	6,297,042
Total			49,770,491
Massachusetts 1.5%
Commonwealth of Massachusetts
Refunding Revenue Bonds
Series 2005 (NPFGC)
01/01/2027	5.500%	4,500,000	5,679,810
01/01/2030	5.500%	2,500,000	3,354,450

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Tax-Exempt Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts Bay Transportation Authority
Revenue Bonds
Series 2005B (NPFGC)
07/01/2026	5.500%	1,500,000	1,919,130
Series 2008B
07/01/2027	5.250%	710,000	925,812
Massachusetts Clean Water Trust (The)
Refunding Revenue Bonds
Pool Program
Series 2006
08/01/2030	5.250%	1,000,000	1,409,960
Massachusetts Development Finance Agency(b)
Revenue Bonds
Adventcare Project
Series 2007A
10/15/2028	0.000%	4,605,000	2,072,250
Massachusetts Development Finance Agency(i)
Revenue Bonds
Linden Ponds, Inc. Facility
Subordinated Series 2011B
11/15/2056	0.000%	645,165	114,265
Massachusetts Development Finance Agency
Revenue Bonds
UMass Boston Student Housing Project
Series 2016
10/01/2048	5.000%	6,360,000	6,603,970
WGBH Educational Foundation
Series 2002A (AMBAC)
01/01/2042	5.750%	2,000,000	3,197,900
Massachusetts Educational Financing Authority(h)
Refunding Revenue Bonds
Series 2016J
07/01/2033	3.500%	3,245,000	3,330,408
Revenue Bonds
Education Loan
Series 2014-I
01/01/2027	5.000%	3,000,000	3,440,430
Massachusetts Health & Educational Facilities Authority
Revenue Bonds
Tufts University
Series 2009M
02/15/2028	5.500%	1,000,000	1,329,980
Massachusetts Housing Finance Agency
Revenue Bonds
Special Obligations
Series 2017D
12/01/2047	3.850%	10,000,000	10,869,400
Massachusetts Port Authority(h)
Refunding Revenue Bonds
BosFuel Project
Series 2019A
07/01/2044	4.000%	1,500,000	1,707,855
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Massachusetts State College Building Authority(i)
Revenue Bonds
Capital Appreciation
Series 1999A Escrowed to Maturity (NPFGC)
05/01/2023	0.000%	3,000,000	2,979,870
Total			48,935,490
Michigan 4.5%
City of Detroit Sewage Disposal System
Prerefunded 07/01/22 Revenue Bonds
Senior Lien
Series 2012A
07/01/2039	5.250%	11,925,000	12,790,755
Grand Traverse County Hospital Finance Authority
Revenue Bonds
Munson Healthcare
Series 2014A
07/01/2047	5.000%	1,200,000	1,325,064
Great Lakes Water Authority Water Supply System
Revenue Bonds
2nd Lien
Series 2016B
07/01/2046	5.000%	15,385,000	18,197,840
Michigan Finance Authority
Prerefunded 07/01/2022 Revenue Bonds
Senior Lien --Detroit Water and Sewage Department Sewage Disposal System
Series 2014C
07/01/2044	5.000%	2,000,000	2,138,140
Refunding Revenue Bonds
Henry Ford Health System
Series 2016
11/15/2046	4.000%	9,420,000	10,504,525
Senior Lien - Great Lakes Water Authority
Series 2014C-6
07/01/2033	5.000%	1,070,000	1,223,181
Trinity Health Corp.
Series 2017
12/01/2036	4.000%	2,000,000	2,331,720
Trinity Health Credit Group
Series 2019
12/01/2038	4.000%	3,250,000	3,903,152
Revenue Bonds
Beaumont Health Credit Group
Series 2016S
11/01/2044	5.000%	16,760,000	19,436,404
Henry Ford Health System
Series 2019A
11/15/2050	4.000%	4,400,000	5,075,708
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2034	5.000%	7,095,000	8,291,643
07/01/2035	5.000%	4,830,000	5,626,467

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Trinity Health Credit Group
Series 2019
12/01/2040	4.000%	6,000,000	7,166,220
Michigan State Hospital Finance Authority
Refunding Revenue Bonds
Ascension Health Senior Care Group
Series 2010F-4
11/15/2047	5.000%	1,250,000	1,599,388
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2048	4.050%	5,000,000	5,533,650
Michigan Strategic Fund(h)
Revenue Bonds
I-75 Improvement Project
Series 2018
12/31/2043	5.000%	8,000,000	9,776,240
06/30/2048	5.000%	3,000,000	3,641,550
Paw Paw Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Board Loan Fund)
05/01/2025	5.000%	1,020,000	1,146,256
Royal Oak Hospital Finance Authority
Refunding Revenue Bonds
William Beaumont Hospital
Series 2014D
09/01/2039	5.000%	9,425,000	10,560,712
St. John’s Public Schools
Unlimited General Obligation Refunding Bonds
Series 1998 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.100%	1,790,000	2,021,465
Wayne County Airport Authority(h)
Refunding Revenue Bonds
Series 2015F
12/01/2033	5.000%	11,495,000	13,509,844
Revenue Bonds
Series 2017B
12/01/2047	5.000%	1,000,000	1,200,580
Wayne County Airport Authority
Revenue Bonds
Series 2015D
12/01/2045	5.000%	1,945,000	2,279,929
Williamston Community School District
Unlimited General Obligation Bonds
Series 1996 (NPFGC) (Qualified School Bond Loan Fund)
05/01/2025	5.500%	505,000	563,019
Total			149,843,452
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Minnesota 4.2%
City of Blaine
Refunding Revenue Bonds
Crest View Senior Community Project
Series 2015
07/01/2045	6.125%	9,775,000	9,491,427
City of Brooklyn Center
Revenue Bonds
Sanctuary Brooklyn Center Project
Series 2016
11/01/2035	5.500%	2,940,000	2,814,344
City of Minneapolis
Revenue Bonds
Fairview Health Services
Series 2018-A
11/15/2048	4.000%	5,000,000	5,684,950
City of Wayzata
Refunding Revenue Bonds
Folkstone Senior Living Co.
Series 2019
08/01/2049	5.000%	1,000,000	1,063,610
County of Hennepin
Unlimited General Obligation Bonds
Series 2020C
12/15/2036	5.000%	9,430,000	12,583,015
12/15/2037	5.000%	9,900,000	13,173,237
Housing & Redevelopment Authority of The City of St. Paul
Prerefunded 11/15/25 Revenue Bonds
HealthEast Care System Project
Series 2015
11/15/2030	5.000%	900,000	1,097,973
11/15/2040	5.000%	935,000	1,140,672
Refunding Revenue Bonds
Fairview Health Services
Series 2017
11/15/2047	5.000%	3,000,000	3,596,010
Southern Minnesota Municipal Power Agency(i)
Revenue Bonds
Capital Appreciation
Series 1994A (NPFGC)
01/01/2022	0.000%	27,500,000	27,384,775
01/01/2023	0.000%	26,500,000	26,209,825
01/01/2025	0.000%	17,500,000	16,987,075
St. Cloud Housing & Redevelopment Authority
Revenue Bonds
Sanctuary St. Cloud Project
Series 2016A
08/01/2036	5.250%	7,125,000	6,022,620

The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Tax-Exempt Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
State of Minnesota
Unlimited General Obligation Bonds
Series 2020A
08/01/2035	5.000%	9,845,000	13,446,892
Total			140,696,425
Mississippi 0.2%
County of Lowndes
Refunding Revenue Bonds
Weyerhaeuser Co. Project
Series 1992A
04/01/2022	6.800%	2,470,000	2,644,308
Medical Center Educational Building Corp.
Refunding Revenue Bonds
University of Mississippi Medical Center
Series 1998B (AMBAC)
12/01/2023	5.500%	2,520,000	2,760,887
Total			5,405,195
Missouri 1.9%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2032	5.000%	500,000	554,680
03/01/2036	5.000%	1,250,000	1,372,200
Health & Educational Facilities Authority
Refunding Revenue Bonds
Mosaic Health System
Series 2019
02/15/2049	4.000%	3,200,000	3,662,944
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
Lutheran Senior Services
Series 2014
02/01/2035	5.000%	7,350,000	7,959,315
02/01/2044	5.000%	12,725,000	13,676,321
Kansas City Industrial Development Authority(h)
Revenue Bonds
Kansas City International Airport
Series 2020A
03/01/2045	4.000%	6,000,000	6,887,580
Kirkwood Industrial Development Authority
Refunding Revenue Bonds
Aberdeen Heights Project
Series 2017
05/15/2037	5.250%	2,205,000	2,434,011
05/15/2042	5.250%	2,290,000	2,499,398
Missouri Development Finance Board(h)
Revenue Bonds
Procter & Gamble Paper Products
Series 1999
03/15/2029	5.200%	6,385,000	8,362,179
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2020A (GNMA)
11/01/2040	2.550%	1,495,000	1,588,258
11/01/2045	2.700%	1,195,000	1,267,608
Missouri Joint Municipal Electric Utility Commission
Refunding Revenue Bonds
Series 2016A
12/01/2041	4.000%	10,000,000	11,127,600
St. Louis County Industrial Development Authority
Revenue Bonds
Friendship Village Sunset Hills
Series 2013A
09/01/2033	5.500%	2,750,000	2,988,673
Total			64,380,767
Montana 0.0%
City of Kalispell
Refunding Revenue Bonds
Immanuel Lutheran Corp. Project
Series 2017
05/15/2052	5.250%	1,080,000	1,101,330
Nebraska 1.8%
Douglas County Hospital Authority No. 2
Revenue Bonds
Madonna Rehabilitation Hospital
Series 2014
05/15/2029	5.000%	2,125,000	2,400,804
05/15/2030	5.000%	2,000,000	2,252,860
05/15/2036	5.000%	1,000,000	1,115,340
05/15/2044	5.000%	6,400,000	7,073,728
Douglas County Hospital Authority No. 3
Refunding Revenue Bonds
Health Facilities - Nebraska Methodist Health System
Series 2015
11/01/2045	5.000%	12,500,000	14,226,125
Nebraska Educational Health Cultural & Social Services Finance Authority
Refunding Revenue Bonds
Immanuel Obligated Group
Series 2019
01/01/2044	4.000%	7,500,000	8,301,900
01/01/2049	4.000%	20,595,000	22,655,118
Nebraska Investment Finance Authority
Refunding Revenue Bonds
Series 2017A (GNMA)
09/01/2032	3.125%	1,530,000	1,657,066
Revenue Bonds
Series 2019D
09/01/2042	3.050%	1,140,000	1,213,644
Total			60,896,585

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.3%
Carson City
Prerefunded 09/01/22 Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2012
09/01/2033	5.000%	2,500,000	2,682,650
City of Carson City
Refunding Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2042	5.000%	1,120,000	1,307,107
Revenue Bonds
Carson Tahoe Regional Medical Center
Series 2017
09/01/2047	5.000%	2,320,000	2,687,071
State of Nevada Department of Business & Industry(g)
Revenue Bonds
Somerset Academy
Series 2015A
12/15/2035	5.000%	1,025,000	1,099,415
Series 2018A
12/15/2038	5.000%	835,000	889,442
Total			8,665,685
New Hampshire 0.5%
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	9,670,270	10,969,567
New Hampshire Business Finance Authority(g)
Revenue Bonds
The Vista Project
Series 2019A
07/01/2039	5.250%	1,550,000	1,621,533
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Elliot Hospital
Series 2016
10/01/2038	5.000%	3,150,000	3,710,983
New Hampshire Health & Education Facilities Authority Act(b)
Revenue Bonds
Hillside Village
Series 2017A
07/01/2037	0.000%	1,750,000	1,312,500
07/01/2042	0.000%	1,000,000	750,000
Total			18,364,583
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New Jersey 3.6%
City of Atlantic City
Unlimited General Obligation Bonds
Tax Appeal
Series 2017B (AGM)
03/01/2037	5.000%	910,000	1,087,304
Middlesex County Improvement Authority(b)
Revenue Bonds
Heldrich Center Hotel
Series 2005C
01/01/2037	0.000%	1,500,000	15
New Jersey Economic Development Authority
Prerefunded 06/15/25 Revenue Bonds
Series 2015WW
06/15/2040	5.250%	150,000	182,499
Refunding Revenue Bonds
School Facilities Construction
Series 2005N-1 (AGM)
09/01/2025	5.500%	14,500,000	17,807,450
Series 2005N-1 (NPFGC)
09/01/2027	5.500%	5,000,000	6,430,550
Subordinated Series 2017A
07/01/2034	4.000%	1,750,000	1,970,465
Revenue Bonds
Self-Designated Social Bonds
Series 2021
06/15/2050	4.000%	1,500,000	1,717,590
Series 2017DDD
06/15/2042	5.000%	1,250,000	1,482,100
Unrefunded Revenue Bonds
Series 2015WW
06/15/2040	5.250%	2,600,000	3,000,894
New Jersey Educational Facilities Authority
Revenue Bonds
Green Bonds
Series 2020A
07/01/2045	5.000%	1,800,000	2,210,562
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020E (HUD)
10/01/2040	2.250%	5,300,000	5,406,636
New Jersey Transportation Trust Fund Authority
Refunding Revenue Bonds
Federal Highway Reimbursement
Series 2018
06/15/2031	5.000%	5,500,000	6,529,765
Transportation System
Series 2018-A
12/15/2034	5.000%	6,000,000	7,449,060

The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Tax-Exempt Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019
12/15/2032	5.000%	2,600,000	3,320,044
12/15/2039	5.000%	1,400,000	1,750,700
Revenue Bonds
Series 2019BB
06/15/2050	5.000%	10,000,000	12,021,100
Series 2020AA
06/15/2050	5.000%	7,000,000	8,716,330
Transportation Program
Series 2019
06/15/2046	5.000%	3,500,000	4,226,005
Transportation System
Series 2011B
06/15/2031	5.500%	7,250,000	7,382,457
New Jersey Turnpike Authority
Refunding Revenue Bonds
Series 2005A (AGM)
01/01/2030	5.250%	2,000,000	2,736,060
Revenue Bonds
Series 2004C-2 (AMBAC)
01/01/2025	5.500%	2,500,000	2,992,325
State of New Jersey
Unlimited General Obligation Bonds
COVID-19 Emergency Bonds
Series 2020
06/01/2031	4.000%	1,250,000	1,571,388
Unlimited General Obligation Refunding Bonds
Series 2016T
06/01/2021	5.000%	2,550,000	2,589,296
Tobacco Settlement Financing Corp.
Refunding Revenue Bonds
Series 2018A
06/01/2046	5.000%	7,220,000	8,775,405
06/01/2046	5.250%	2,000,000	2,467,040
Subordinated Series 2018B
06/01/2046	5.000%	3,845,000	4,581,548
Total			118,404,588
New Mexico 0.2%
New Mexico Mortgage Finance Authority
Revenue Bonds
Single Family Mortgage Program
Series 2019C Class I (GNMA)
07/01/2034	3.050%	2,160,000	2,368,591
07/01/2039	3.350%	1,815,000	2,002,508
07/01/2044	3.600%	3,775,000	4,124,489
Total			8,495,588
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York 5.9%
Build NYC Resource Corp.(g),(h)
Refunding Revenue Bonds
Pratt Paper, Inc. Project
Series 2014
01/01/2025	4.500%	355,000	382,058
City of New York
Unlimited General Obligation Bonds
Series 2020C
08/01/2033	5.000%	1,500,000	2,011,485
Housing Development Corp.
Revenue Bonds
Sustainable Neighborhood
Series 2017G
11/01/2042	3.600%	4,000,000	4,262,160
Metropolitan Transportation Authority
Revenue Bonds
BAN Series 2019 D-1
09/01/2022	5.000%	6,650,000	7,067,487
BAN Series 2019B-1
05/15/2022	5.000%	3,000,000	3,153,780
BAN Series 2019F
11/15/2022	5.000%	2,000,000	2,141,520
BAN Series 2020A-S2
02/01/2022	4.000%	5,070,000	5,219,514
BAN Subordinated Series 2020B-2B
05/15/2021	5.000%	3,485,000	3,525,077
Green Bonds
Series 2020C-1
11/15/2050	5.000%	4,915,000	6,045,597
New York City Housing Development Corp.
Revenue Bonds
Sustainable Development Bonds
Series 2020A
02/01/2050	2.800%	6,720,000	6,906,749
Sustainable Neighborhood
Series 2019
11/01/2044	3.150%	8,000,000	8,424,800
New York City Transitional Finance Authority
Revenue Bonds
Future Tax Secured
Subordinated Series 2020
05/01/2040	4.000%	4,500,000	5,423,040
Subordinated Series 2020D
11/01/2040	4.000%	10,000,000	12,033,100
New York Counties Tobacco Trust VI
Tobacco Settlement Pass-Through Bonds
Series 2016
06/01/2045	5.000%	1,860,000	2,016,166

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	19

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
New York State Dormitory Authority
Refunding Revenue Bonds
Catholic Health System Obligation Group
Series 2019
07/01/2045	4.000%	1,000,000	1,099,440
Series 2019A-3
03/15/2041	5.000%	7,000,000	8,854,090
Revenue Bonds
Independent School District-Educational Housing Services
Series 2005 (AMBAC)
07/01/2030	5.250%	3,000,000	3,682,170
School District Finance Program
Series 2020A (AGM)
10/01/2021	5.000%	3,500,000	3,604,475
10/01/2022	5.000%	2,500,000	2,703,175
10/01/2023	5.000%	2,500,000	2,814,150
10/01/2024	5.000%	2,250,000	2,631,150
Series 2020A
07/01/2053	4.000%	4,000,000	4,739,960
New York State Urban Development Corp.
Revenue Bonds
Series 2020A
03/15/2036	5.000%	2,500,000	3,328,925
03/15/2049	4.000%	8,155,000	9,630,076
New York Transportation Development Corp.
Refunding Revenue Bonds
Terminal 4 John F. Kennedy International Airport Project
Series 2020
12/01/2040	4.000%	1,800,000	2,146,752
12/01/2041	4.000%	1,800,000	2,158,272
New York Transportation Development Corp.(h)
Revenue Bonds
Delta Air Lines, Inc. Laguardia
Series 2020
10/01/2035	5.000%	8,000,000	10,027,680
Port Authority of New York & New Jersey(h)
Refunding Revenue Bonds
Consolidated 197th
Series 2016-197
11/15/2036	5.000%	2,550,000	3,114,289
Consolidated 206th
Series 2017-206
11/15/2047	5.000%	1,895,000	2,307,902
Series 2016-197
11/15/2033	5.000%	6,545,000	8,042,889
Revenue Bonds
Consolidated 218th
Series 2019
11/01/2037	4.000%	4,000,000	4,731,880
11/01/2041	4.000%	1,000,000	1,170,280
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Consolidated Bonds
Series 221
07/15/2039	4.000%	6,500,000	7,729,670
07/15/2040	4.000%	6,000,000	7,117,380
07/15/2055	4.000%	4,750,000	5,480,407
State of New York Mortgage Agency
Refunding Revenue Bonds
Series 2018-211
10/01/2043	3.750%	11,620,000	12,680,674
Ulster County Capital Resource Corp.(g)
Refunding Revenue Bonds
Woodland Pond at New Paltz
Series 2017
09/15/2042	5.250%	2,480,000	2,488,085
09/15/2047	5.250%	3,025,000	2,986,371
09/15/2053	5.250%	6,240,000	6,096,730
Westchester County Local Development Corp.
Refunding Revenue Bonds
Westchester Medical Center
Series 2016
11/01/2046	5.000%	4,000,000	4,458,360
Total			194,437,765
North Carolina 1.7%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2032	5.000%	1,625,000	2,233,416
07/01/2033	5.000%	2,250,000	3,076,605
07/01/2034	5.000%	1,900,000	2,589,301
Durham Housing Authority(h)
Prerefunded 01/31/23 Revenue Bonds
Magnolia Pointe Apartments
Series 2005
02/01/2038	5.650%	2,895,444	3,186,379
North Carolina Department of Transportation(h)
Revenue Bonds
I-77 Hot Lanes Project
Series 2015
06/30/2054	5.000%	12,500,000	13,841,500
North Carolina Eastern Municipal Power Agency
Prerefunded 01/01/22 Revenue Bonds
Series 1988A
01/01/2026	6.000%	1,940,000	2,042,859
North Carolina Medical Care Commission
Refunding Revenue Bonds
Sharon Towers
Series 2019A
07/01/2039	5.000%	1,650,000	1,838,199
07/01/2044	5.000%	2,260,000	2,496,238

The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Tax-Exempt Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2052	4.000%	2,815,000	3,273,761
Twin Lakes Community
Series 2019A
01/01/2049	5.000%	3,000,000	3,369,090
North Carolina Turnpike Authority
Revenue Bonds
Senior Lien - Triangle Expressway
Series 2019
01/01/2049	5.000%	7,000,000	8,638,070
North Carolina Turnpike Authority(i)
Revenue Bonds
Series 2017C
07/01/2030	0.000%	445,000	334,738
07/01/2034	0.000%	1,135,000	686,720
Series 2019
01/01/2044	0.000%	4,000,000	2,117,600
Triangle Expressway System
Series 2019
01/01/2042	0.000%	6,550,000	3,737,626
01/01/2043	0.000%	3,500,000	1,922,200
Total			55,384,302
North Dakota 0.4%
North Dakota Housing Finance Agency
Revenue Bonds
Home Mortgage Program
Series 2019
07/01/2043	3.050%	2,080,000	2,210,478
Housing Finance Program
Series 2017 (FHA)
07/01/2037	3.450%	1,985,000	2,138,957
Housing Finance Program-Home Mortgage Finance
Series 2018
07/01/2042	3.950%	7,210,000	7,943,329
Total			12,292,764
Ohio 2.6%
American Municipal Power, Inc.
Revenue Bonds
AMP Fremont Energy Center Project
Series 2012
02/15/2037	5.000%	13,220,000	13,784,626
Buckeye Tobacco Settlement Financing Authority
03/04/2020
06/01/2055	5.000%	13,500,000	15,730,470
Refunded Revenue Bonds
Series 2020A-2 Class 1
06/01/2039	4.000%	2,000,000	2,414,460
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Middleburg Heights
Prerefunded 08/01/21 Revenue Bonds
Southwest General Facilities
Series 2011
08/01/2036	5.250%	2,380,000	2,441,285
County of Hamilton
Revenue Bonds
Cincinnati Children’s Hospital Project
Series 2019
11/15/2049	5.000%	10,000,000	16,055,500
County of Marion
Refunding Revenue Bonds
United Church Homes, Inc.
Series 2019
12/01/2049	5.125%	625,000	674,387
Lake County Port & Economic Development Authority(b),(g)
Revenue Bonds
1st Mortgage - Tapestry Wickliffe LLC
Series 2017
12/01/2037	0.000%	6,000,000	2,100,000
12/01/2052	0.000%	1,500,000	525,000
Ohio Air Quality Development Authority(g),(h)
Revenue Bonds
Pratt Paper LLC Project
Series 2017
01/15/2038	4.250%	1,000,000	1,121,890
Ohio Turnpike & Infrastructure Commission
Refunding Revenue Bonds
Series 1998A (NPFGC)
02/15/2026	5.500%	3,000,000	3,687,630
State of Ohio
Refunding Revenue Bonds
Cleveland Clinic Health System
Series 2017
01/01/2036	4.000%	4,500,000	5,350,320
State of Ohio(h)
Revenue Bonds
Portsmouth Bypass Project
Series 2015
06/30/2053	5.000%	9,835,000	10,987,859
Toledo-Lucas County Port Authority
Refunding Revenue Bonds
CSX Transportation, Inc. Project
Series 1992
12/15/2021	6.450%	3,950,000	4,140,074
Revenue Bonds
University of Toledo Project
Series 2014
07/01/2046	5.000%	5,000,000	5,213,150

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	21

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Special Assessment Bonds
Town Square - Levis Commons Project
Series 2016
11/01/2036	5.400%	1,473,676	1,307,033
Total			85,533,684
Oklahoma 0.1%
Tulsa County Industrial Authority
Refunding Revenue Bonds
Montereau, Inc. Project
Series 2017
11/15/2045	5.250%	2,000,000	2,201,700
Oregon 0.6%
City of Forest Grove
Refunding Revenue Bonds
Campus Improvement Pacific University Project
Series 2014
05/01/2040	5.000%	1,500,000	1,543,155
Clackamas County Hospital Facility Authority
Refunding Revenue Bonds
Rose Villa Project
Series 2020A
11/15/2050	5.250%	1,000,000	1,076,470
Hospital Facilities Authority of Multnomah County
Refunding Revenue Bonds
Mirabella at South Waterfront
Series 2014A
10/01/2044	5.400%	3,225,000	3,464,102
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2037	5.000%	2,900,000	3,808,193
Port of Portland Airport(h)
Revenue Bonds
Series 2017-24B
07/01/2034	5.000%	1,355,000	1,630,051
07/01/2042	5.000%	2,000,000	2,367,660
State of Oregon Housing & Community Services Department
Revenue Bonds
Series 2017D
01/01/2038	3.450%	4,590,000	5,025,958
Total			18,915,589
Pennsylvania 8.0%
Bucks County Industrial Development Authority
Revenue Bonds
St. Luke’s University Health Network
Series 2019
08/15/2050	4.000%	4,000,000	4,480,680
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Commonwealth Financing Authority
Revenue Bonds
Tobacco Master Settlement Payment
Series 2018
06/01/2034	5.000%	1,000,000	1,254,110
Commonwealth of Pennsylvania
Refunding Certificate of Participation
Series 2018A
07/01/2043	5.000%	2,500,000	3,024,925
Cumberland County Municipal Authority
Prerefunded 01/01/25 Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2038	5.000%	865,000	1,020,475
Refunding Revenue Bonds
Diakon Lutheran Social Ministries Project
Series 2015
01/01/2038	5.000%	7,975,000	8,830,000
Delaware Valley Regional Finance Authority
Revenue Bonds
Series 1997C (AMBAC)
07/01/2027	7.750%	1,000,000	1,426,830
Franklin County Industrial Development Authority
Refunding Revenue Bonds
Menno-Haven, Inc. Project
Series 2018
12/01/2048	5.000%	1,300,000	1,392,001
Geisinger Authority
Refunding Revenue Bonds
Geisinger Health System
Series 2017
02/15/2039	4.000%	6,000,000	6,857,940
Montgomery County Industrial Development Authority
Refunding Revenue Bonds
Albert Einstein HealthCare Network
Series 2015
01/15/2045	5.250%	6,000,000	6,672,180
Meadowood Senior Living Project
Series 2018
12/01/2048	5.000%	2,000,000	2,231,440
Northampton County General Purpose Authority
Refunding Revenue Bonds
St. Luke’s University Health Network
Series 2018
08/15/2048	4.000%	20,000,000	22,165,000
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Series 2017A
11/15/2042	4.000%	30,000,000	34,296,900

The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Tax-Exempt Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Pennsylvania Economic Development Financing Authority(b),(g)
Refunding Revenue Bonds
Tapestry Moon Senior Housing Project
Series 2018
12/01/2053	0.000%	5,625,000	4,218,750
Pennsylvania Economic Development Financing Authority(h)
Revenue Bonds
PA Bridges Finco LP
Series 2015
12/31/2038	5.000%	1,625,000	1,899,414
06/30/2042	5.000%	29,375,000	34,106,137
Proctor & Gamble Paper Project
Series 2001
03/01/2031	5.375%	1,000,000	1,358,810
Pennsylvania Housing Finance Agency
Refunding Revenue Bonds
Series 2017-124B
10/01/2037	3.500%	16,000,000	17,019,840
Revenue Bonds
Series 2019-129
10/01/2039	3.150%	7,730,000	8,353,656
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Series 2015A-1
12/01/2045	5.250%	25,295,000	29,695,571
Series 2016A-1
12/01/2046	5.000%	5,000,000	5,855,600
Revenue Bonds
Series 2014B
12/01/2044	5.250%	10,000,000	11,595,100
Subordinated Series 2017B-1
06/01/2042	5.000%	15,000,000	18,034,350
Subordinated Series 2018B
12/01/2043	5.000%	7,000,000	8,563,170
Subordinated Revenue Bonds
Series 2014A-1
12/01/2043	5.000%	16,940,000	19,352,934
Philadelphia Authority for Industrial Development
Revenue Bonds
First Philadelphia Preparatory Charter School
Series 2014
06/15/2043	7.250%	5,475,000	6,317,821
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2037	5.000%	1,000,000	1,240,990
Series 2018B
09/01/2043	5.000%	985,000	1,199,031
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Westmoreland County Municipal Authority(i)
Revenue Bonds
Capital Appreciation
Series 1999A (NPFGC)
08/15/2022	0.000%	2,000,000	1,984,720
Total			264,448,375
Puerto Rico 0.8%
Puerto Rico Electric Power Authority(b),(k)
Revenue Bonds
Series 2010XX
07/01/2040	0.000%	3,000,000	2,561,250
Series 2012A
07/01/2042	0.000%	7,000,000	5,967,500
Puerto Rico Public Finance Corp.(k)
Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	450,000	586,962
Unrefunded Revenue Bonds
Commonwealth Appropriation
Series 2002E Escrowed to Maturity
08/01/2026	6.000%	2,470,000	3,179,384
Series 2002E Escrowed to Maturity (AMBAC)
08/01/2027	5.500%	1,050,000	1,369,578
Puerto Rico Sales Tax Financing Corp.(i),(k)
Revenue Bonds
Series 2018A-1
07/01/2046	0.000%	28,000,000	8,825,600
Puerto Rico Sales Tax Financing Corp. Sales Tax(k)
Revenue Bonds
Series 2019A-1
07/01/2058	5.000%	4,000,000	4,550,840
Total			27,041,114
South Carolina 1.3%
Piedmont Municipal Power Agency
Unrefunded Revenue Bonds
Series 1993 (NPFGC)
01/01/2025	5.375%	10,940,000	12,845,748
South Carolina Jobs-Economic Development Authority
Refunding Revenue Bonds
Bon Secours Mercy Health, Inc.
Series 2020
12/01/2046	5.000%	4,200,000	5,378,478
Revenue Bonds
York Preparatory Academy Project
Series 2014A
11/01/2023	5.750%	480,000	502,886
11/01/2033	7.000%	910,000	1,022,576
11/01/2045	7.250%	3,935,000	4,391,578

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	23

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
South Carolina Ports Authority(h)
Prerefunded 07/01/25 Revenue Bonds
Series 2015
07/01/2050	5.250%	7,000,000	8,487,290
Revenue Bonds
Series 2018
07/01/2048	5.000%	4,260,000	5,229,406
07/01/2055	5.000%	1,380,000	1,684,152
South Carolina State Housing Finance & Development Authority
Revenue Bonds
Series 2020A
07/01/2035	2.650%	1,000,000	1,071,220
07/01/2040	3.000%	1,000,000	1,078,480
Total			41,691,814
South Dakota 0.6%
South Dakota Health & Educational Facilities Authority
Refunding Revenue Bonds
Sanford Obligated Group
Series 2015
11/01/2035	5.000%	2,500,000	2,949,550
11/01/2045	5.000%	6,920,000	8,035,850
Revenue Bonds
Regional Health
Series 2017
09/01/2040	5.000%	6,500,000	7,853,105
Total			18,838,505
Tennessee 1.3%
Chattanooga Health Educational & Housing Facility Board
Refunding Revenue Bonds
Student Housing - CDFI Phase I
Series 2015
10/01/2032	5.000%	1,300,000	1,422,395
10/01/2035	5.000%	645,000	702,192
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2035	5.000%	1,000,000	1,224,540
07/01/2040	4.000%	7,200,000	8,059,752
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board
Revenue Bonds
Vanderbilt University Medical Center
Series 2016
07/01/2046	5.000%	6,800,000	7,923,972
Series 2017A
07/01/2048	5.000%	1,665,000	1,977,737
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Shelby County Health Educational & Housing Facilities Board
Revenue Bonds
Farms at Bailey Station (The)
Series 2019
10/01/2054	5.750%	12,000,000	12,113,040
Tennessee Housing Development Agency
Revenue Bonds
3rd Issue
Series 2017
07/01/2037	3.400%	1,075,000	1,175,244
07/01/2042	3.600%	720,000	776,952
Issue 3
Series 2018
01/01/2049	3.950%	7,590,000	8,202,513
Total			43,578,337
Texas 8.6%
Central Texas Regional Mobility Authority
Prerefunded 01/01/23 Revenue Bonds
Senior Lien
Series 2013A
01/01/2033	5.000%	2,700,000	2,949,075
Refunding Revenue Bonds
Series 2016
01/01/2046	5.000%	9,835,000	11,326,379
Revenue Bonds
Senior Lien
Series 2015A
01/01/2045	5.000%	3,000,000	3,418,020
Central Texas Regional Mobility Authority(i)
Revenue Bonds
Capital Appreciation
Series 2010
01/01/2025	0.000%	2,000,000	1,912,100
Central Texas Turnpike System
Refunding Revenue Bonds
Series 2020A
08/15/2039	5.000%	2,400,000	3,135,000
Subordinated Series 2015C
08/15/2042	5.000%	14,730,000	16,562,854
Subordinated Refunding Revenue Bonds
Series 2015C
08/15/2037	5.000%	10,000,000	11,312,300
City of Austin Airport System(h)
Revenue Bonds
Series 2017B
11/15/2041	5.000%	1,000,000	1,184,030
11/15/2046	5.000%	3,000,000	3,523,470
Series 2019B
11/15/2044	5.000%	6,500,000	8,055,905

The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia Tax-Exempt Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Houston Airport System(h)
Revenue Bonds
Subordinated Series 2020A
07/01/2047	4.000%	4,200,000	4,825,716
Clifton Higher Education Finance Corp.
Revenue Bonds
Idea Public Schools
Series 2012
08/15/2032	5.000%	2,165,000	2,278,901
08/15/2042	5.000%	5,575,000	5,828,272
Series 2013
08/15/2033	6.000%	990,000	1,104,810
International Leadership
Series 2015
08/15/2038	5.750%	3,000,000	3,471,390
International Leadership of Texas
Series 2015
08/15/2045	5.750%	10,500,000	12,042,030
Series 2015A
12/01/2035	5.000%	2,200,000	2,430,516
12/01/2045	5.000%	1,100,000	1,196,019
Collin County Community College District
Limited General Obligation Bonds
Series 2020A
08/15/2036	4.000%	1,250,000	1,528,888
Dallas Love Field(h)
Revenue Bonds
Series 2017
11/01/2034	5.000%	750,000	885,848
11/01/2035	5.000%	1,000,000	1,178,650
Dallas/Fort Worth International Airport(h)
Refunding Revenue Bonds
Series 2014A
11/01/2032	5.000%	3,400,000	3,770,022
Dallas/Fort Worth International Airport
Refunding Revenue Bonds
Series 2020A
11/01/2035	4.000%	1,250,000	1,520,813
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2030	5.000%	1,000,000	1,167,150
03/01/2031	5.000%	1,195,000	1,389,462
03/01/2034	5.000%	645,000	742,885
03/01/2040	4.000%	2,945,000	3,185,724
Grand Parkway Transportation Corp.
Refunding Revenue Bonds
Grand Parkway System
Series 2020C
10/01/2045	4.000%	13,010,000	15,480,209
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2032	5.000%	5,500,000	7,369,285
Harris County Toll Road Authority (The)
Refunding Revenue Bonds
First Lien
Series 2021
08/15/2045	4.000%	4,000,000	4,875,400
Senior Lien
Series 2018A
08/15/2048	4.000%	4,000,000	4,659,600
Katy Independent School District
Unlimited General Obligation Bonds
Series 2020
02/15/2034	4.000%	3,020,000	3,768,718
Lower Colorado River Authority
Refunding Revenue Bonds
LCRA Transmission Services Corp. Project
Series 2020
05/15/2022	5.000%	1,000,000	1,062,160
New Hope Cultural Education Facilities Finance Corp.
Prerefunded 04/01/25 Revenue Bonds
Collegiate Housing Tarleton State University
Series 2015
04/01/2047	5.000%	2,995,000	3,542,875
Refunding Revenue Bonds
Texas Children’s Health System
Series 2017A
08/15/2040	4.000%	7,015,000	8,104,359
Revenue Bonds
Bridgemoor Plano Project
Series 2018
12/01/2053	7.250%	9,000,000	8,062,830
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2031	4.000%	1,000,000	763,980
07/01/2046	5.000%	6,235,000	4,570,754
07/01/2051	4.750%	6,745,000	4,606,093
Collegiate Housing College Station
Series 2014
04/01/2046	5.000%	7,250,000	7,489,177
Texas A&M University - Corpus Christi
Series 2017
04/01/2042	5.000%	2,000,000	2,022,060
New Hope Cultural Education Facilities Finance Corp.(g)
Revenue Bonds
Jubilee Academic Center Project
Series 2017
08/15/2037	5.000%	940,000	949,062

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	25

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Texas Tollway Authority
Refunding Revenue Bonds
2nd Tier
Series 2015A
01/01/2038	5.000%	9,230,000	10,666,096
Series 2019A
01/01/2037	4.000%	5,000,000	5,915,050
Northwest Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2034	4.000%	2,250,000	2,821,005
02/15/2038	4.000%	2,320,000	2,886,637
02/15/2040	4.000%	1,415,000	1,756,199
Pottsboro Higher Education Finance Corp.
Revenue Bonds
Series 2016A
08/15/2036	5.000%	390,000	425,560
Red River Health Facilities Development Corp.
Revenue Bonds
MRC Crossings Project
Series 2014A
11/15/2034	7.500%	2,000,000	2,191,240
Sanger Industrial Development Corp.(b),(g),(h)
Revenue Bonds
Texas Pellets Project
Series 2012B
07/01/2038	0.000%	34,645,000	8,661,250
Tarrant County Cultural Education Facilities Finance Corp.
Refunding Revenue Bonds
Trinity Terrace Project
Series 2014
10/01/2044	5.000%	2,500,000	2,731,200
10/01/2049	5.000%	1,870,000	2,038,132
Tarrant County Cultural Education Facilities Finance Corp.(b)
Revenue Bonds
CC Young Memorial Home
Series 2009A
02/15/2038	0.000%	3,500,000	2,813,300
Texas Municipal Gas Acquisition & Supply Corp. III(j)
Refunding Revenue Bonds
Senior
Series 2021
12/15/2032	5.000%	1,000,000	1,375,200
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
06/30/2034	4.000%	2,000,000	2,401,840
12/31/2039	4.000%	400,000	470,232
Senior Lien - North Tarrant Express
Series 2019
12/31/2038	4.000%	3,500,000	4,088,070
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Texas Private Activity Bond Surface Transportation Corp.(h)
Revenue Bonds
Segment 3C Project
Series 2019
06/30/2058	5.000%	11,500,000	13,989,175
Senior Lien - Blueridge Transportation Group LLC
Series 2016
12/31/2040	5.000%	2,000,000	2,296,520
12/31/2045	5.000%	1,250,000	1,423,750
12/31/2050	5.000%	7,750,000	8,796,327
12/31/2055	5.000%	6,250,000	7,081,125
Texas Transportation Commission
Revenue Bonds
State Highway 249 System Toll
Series 2019
08/01/2057	5.000%	2,000,000	2,346,860
Tomball Independent School District
Unlimited General Obligation Bonds
School Building
Series 2020
02/15/2034	3.000%	1,750,000	1,983,870
02/15/2035	3.000%	1,750,000	1,978,988
02/15/2036	3.000%	1,435,000	1,616,944
02/15/2038	4.000%	1,750,000	2,175,722
02/15/2039	4.000%	1,250,000	1,548,575
02/15/2040	4.000%	1,000,000	1,235,340
Total			286,966,998
Utah 0.7%
Salt Lake City Corp. Airport(h)
Revenue Bonds
Series 2017A
07/01/2036	5.000%	4,000,000	4,855,200
07/01/2047	5.000%	11,500,000	13,761,130
Series 2018-A
07/01/2048	5.000%	3,000,000	3,640,770
Total			22,257,100
Virginia 1.0%
Chesapeake Bay Bridge & Tunnel District
Revenue Bonds
1st Tier General Resolution
Series 2016
07/01/2046	5.000%	3,500,000	4,039,385
Fredericksburg Economic Development Authority
Refunding Revenue Bonds
Mary Washington Healthcare Obligation
Series 2014
06/15/2030	5.000%	1,000,000	1,124,800
06/15/2031	5.000%	800,000	898,080
06/15/2033	5.000%	500,000	558,940

The accompanying Notes to Financial Statements are an integral part of this statement.
26	Columbia Tax-Exempt Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Virginia Small Business Financing Authority(h)
Revenue Bonds
Transform 66 P3 Project
Series 2017
12/31/2052	5.000%	3,750,000	4,416,300
12/31/2056	5.000%	20,300,000	23,840,117
Total			34,877,622
Washington 2.0%
Greater Wenatchee Regional Events Center Public Facilities District
Revenue Bonds
Series 2012A
09/01/2027	5.000%	1,540,000	1,589,819
09/01/2032	5.250%	1,000,000	1,029,600
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	2,915,000	3,285,963
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	1,300,000	1,432,574
12/01/2045	6.250%	2,500,000	2,738,675
Port of Seattle(h)
Revenue Bonds
Series 2018A
05/01/2043	5.000%	8,000,000	9,404,000
Washington Health Care Facilities Authority
Refunding Revenue Bonds
Multicare Health System
Series 2017B
08/15/2041	4.000%	10,500,000	11,990,685
Seattle Cancer Care Alliance
Series 2020
09/01/2050	5.000%	2,250,000	2,874,667
Virginia Mason Medical Center
Series 2017
08/15/2042	4.000%	3,335,000	3,702,417
Washington State Housing Finance Commission
Prerefunded 01/01/23 Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2028	5.000%	985,000	1,073,877
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2030	6.500%	730,000	799,430
07/01/2035	6.750%	550,000	599,704
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Washington State Housing Finance Commission(g)
Refunding Revenue Bonds
Nonprofit Housing-Mirabella
Series 2012
10/01/2032	6.500%	9,400,000	9,647,314
10/01/2047	6.750%	1,000,000	1,028,160
Skyline 1st Hill Project
Series 2015
01/01/2025	5.000%	630,000	652,844
01/01/2035	5.750%	575,000	606,412
01/01/2045	6.000%	2,325,000	2,441,110
Revenue Bonds
Heron’s Key
Series 2015A
07/01/2050	7.000%	1,250,000	1,353,500
Transforming Age Projects
Series 2019A
01/01/2055	5.000%	2,250,000	2,440,620
Unrefunded Revenue Bonds
Presbyterian Retirement
Series 2013
01/01/2023	5.000%	240,000	246,089
01/01/2028	5.000%	1,030,000	1,059,674
01/01/2033	5.000%	1,315,000	1,346,507
01/01/2043	5.250%	3,870,000	3,958,159
Total			65,301,800
West Virginia 0.8%
West Virginia Hospital Finance Authority
Refunding Revenue Bonds
Cabell Huntington Hospital Obligation
Series 2018
01/01/2047	4.125%	5,000,000	5,492,700
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	16,500,000	19,935,630
Total			25,428,330
Wisconsin 2.2%
Public Finance Authority
Refunding Revenue Bonds
Friends Homes
Series 2019
09/01/2049	5.000%	4,250,000	4,775,215
Revenue Bonds
ACTS Retirement - Life Communities
Series 2020
11/15/2041	5.000%	4,000,000	4,862,680

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	27

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Public Finance Authority(g)
Refunding Revenue Bonds
Mary’s Woods at Marylhurst
Series 2017
05/15/2042	5.250%	820,000	881,205
05/15/2047	5.250%	1,105,000	1,182,925
State of Wisconsin
Unlimited General Obligation Bonds
Series 2020A
05/01/2029	4.000%	10,530,000	13,165,132
State of Wisconsin(j)
Unlimited General Obligation Refunding Bonds
Series 2021-1
05/01/2031	5.000%	2,700,000	3,731,184
Wisconsin Health & Educational Facilities Authority
Prerefunded 05/15/26 Revenue Bonds
Ascension Health
Series 2016
11/15/2046	4.000%	1,390,000	1,649,068
Prerefunded 08/15/23 Revenue Bonds
Beaver Dam Community Hospitals
Series 2013A
08/15/2028	5.125%	6,750,000	7,572,217
08/15/2034	5.250%	8,000,000	8,999,760
Refunding Revenue Bonds
St. Camillus Health System, Inc.
Series 2019
11/01/2046	5.000%	2,100,000	2,231,271
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018A
07/01/2048	4.000%	2,335,000	2,417,729
07/01/2053	4.125%	5,000,000	5,195,300
Series 2018B
07/01/2038	4.375%	1,250,000	1,262,863
07/01/2043	4.500%	1,375,000	1,387,444
07/01/2048	5.000%	500,000	516,725
St. John’s Communities, Inc. Project
Series 2018A
09/15/2050	5.000%	3,750,000	3,933,600
Unrefunded Refunding Revenue Bond
Ascension Health
Series 2016A
11/15/2046	4.000%	3,610,000	4,053,344
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019A (FNMA)
09/01/2035	3.500%	5,000,000	5,013,550
Total			72,831,212
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wyoming 0.2%
County of Campbell
Refunding Revenue Bonds
Basin Electric Power Cooperative
Series 2019
07/15/2039	3.625%	7,600,000	8,323,672
Total Municipal Bonds (Cost $3,036,458,315)			3,244,439,833

Municipal Bonds Held in Trust 0.7%

North Carolina 0.7%
North Carolina Medical Care Commission Health Care Facilities(l)
Revenue Bonds
Novant Health Obligated Group
Series 2019A
11/01/2049	4.000%	20,600,000	24,117,708
Total Municipal Bonds Held in Trust (Cost $22,697,404)			24,117,708

Municipal Short Term 0.0%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Massachusetts 0.0%
City of Somerville
Limited General Obligation Notes
Series 2020
06/04/2021	0.190%	374	376
Total Municipal Short Term (Cost $376)			376

Money Market Funds 0.8%
	Shares	Value ($)
Dreyfus AMT-Free Tax Exempt Cash Management Fund, Institutional Shares, 0.010%(m)	202,178	202,158
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.026%(m)	26,473,104	26,473,104
Total Money Market Funds (Cost $26,675,276)		26,675,262
Total Investments in Securities (Cost $3,100,512,433)		3,309,876,565
Other Assets & Liabilities, Net		7,223,463
Net Assets		$3,317,100,028

At January 31, 2021, securities and/or cash totaling $1,600,000 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
28	Columbia Tax-Exempt Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 10-Year Note	(640)	03/2021	USD	(87,700,000)	7,157	—
U.S. Treasury 10-Year Note	(215)	03/2021	USD	(29,461,719)	—	(185,174)
Total					7,157	(185,174)
Notes to Portfolio of Investments
(a)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At January 31, 2021, the total value of these securities amounted to $251,765, which represents 0.01% of total net assets.
(b)	Represents securities that have defaulted on payment of interest. The Fund has stopped accruing interest on these securities. At January 31, 2021, the total value of these securities amounted to $33,912,180, which represents 1.02% of total net assets.
(c)	Valuation based on significant unobservable inputs.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Multi-Sector Municipal Income ETF
	6,078,122	—	—	108,499	6,186,621	—	74,701	274,473

(e)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(f)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2021.
(g)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $103,547,896, which represents 3.12% of total net assets.
(h)	Income from this security may be subject to alternative minimum tax.
(i)	Zero coupon bond.
(j)	Represents a security purchased on a when-issued basis.
(k)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2021, the total value of these securities amounted to $27,041,114, which represents 0.82% of total net assets.
(l)	The Fund entered into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The municipal bonds transferred to the trusts remain in the Fund’s Portfolio of Investments.
(m)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
BAN	Bond Anticipation Note
FHA	Federal Housing Authority
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	29

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	—	251,765	251,765
Exchange-Traded Fixed Income Funds	6,186,621	—	—	6,186,621
Floating Rate Notes	—	8,205,000	—	8,205,000
Municipal Bonds	—	3,244,439,833	—	3,244,439,833
Municipal Bonds Held in Trust	—	24,117,708	—	24,117,708
Municipal Short Term	—	376	—	376
Money Market Funds	26,675,262	—	—	26,675,262
Total Investments in Securities	32,861,883	3,276,762,917	251,765	3,309,876,565
Investments in Derivatives
Asset
Futures Contracts	7,157	—	—	7,157
Liability
Futures Contracts	(185,174)	—	—	(185,174)
Total	32,683,866	3,276,762,917	251,765	3,309,698,548
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.
30	Columbia Tax-Exempt Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Fair value measurements  (continued)
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	31

Statement of Assets and Liabilities
January 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,094,539,901)	$3,303,689,944
Affiliated issuers (cost $5,972,532)	6,186,621
Cash	11,002
Margin deposits on:
Futures contracts	1,600,000
Receivable for:
Investments sold	75,247
Capital shares sold	13,848,942
Interest	29,477,201
Variation margin for futures contracts	312,353
Prepaid expenses	48,323
Trustees’ deferred compensation plan	694,826
Other assets	33,270
Total assets	3,355,977,729
Liabilities
Short-term floating rate notes outstanding	15,450,000
Payable for:
Investments purchased on a delayed delivery basis	10,634,017
Capital shares purchased	4,155,345
Distributions to shareholders	7,616,816
Management services fees	40,022
Distribution and/or service fees	15,002
Transfer agent fees	168,908
Compensation of board members	50,504
Compensation of chief compliance officer	133
Other expenses	52,128
Trustees’ deferred compensation plan	694,826
Total liabilities	38,877,701
Net assets applicable to outstanding capital stock	$3,317,100,028
Represented by
Paid in capital	3,110,512,732
Total distributable earnings (loss)	206,587,296
Total - representing net assets applicable to outstanding capital stock	$3,317,100,028
The accompanying Notes to Financial Statements are an integral part of this statement.
32	Columbia Tax-Exempt Fund | Semiannual Report 2021

Statement of Assets and Liabilities  (continued)
January 31, 2021 (Unaudited)
Class A
Net assets	$2,552,494,880
Shares outstanding	186,446,946
Net asset value per share	$13.69
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$14.11
Advisor Class
Net assets	$28,956,828
Shares outstanding	2,115,618
Net asset value per share	$13.69
Class C
Net assets	$48,814,776
Shares outstanding	3,566,546
Net asset value per share	$13.69
Institutional Class
Net assets	$610,741,187
Shares outstanding	44,606,503
Net asset value per share	$13.69
Institutional 2 Class
Net assets	$52,503,735
Shares outstanding	3,834,168
Net asset value per share	$13.69
Institutional 3 Class
Net assets	$23,588,622
Shares outstanding	1,718,084
Net asset value per share	$13.73
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	33

Statement of Operations
Six Months Ended January 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$3,777
Dividends — affiliated issuers	74,701
Interest	58,491,663
Total income	58,570,141
Expenses:
Management services fees	7,227,494
Distribution and/or service fees
Class A	2,507,318
Class C	259,018
Transfer agent fees
Class A	831,947
Advisor Class	9,056
Class C	18,070
Institutional Class	201,725
Institutional 2 Class	14,381
Institutional 3 Class	774
Compensation of board members	44,936
Custodian fees	7,565
Printing and postage fees	48,816
Registration fees	69,401
Audit fees	19,750
Legal fees	24,376
Interest on inverse floater program	38,402
Compensation of chief compliance officer	550
Other	69,177
Total expenses	11,392,756
Fees waived by distributor
Class C	(38,554)
Expense reduction	(2,913)
Total net expenses	11,351,289
Net investment income	47,218,852
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	9,171,427
Futures contracts	(1,057,258)
Net realized gain	8,114,169
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	48,616,974
Investments — affiliated issuers	108,499
Futures contracts	(178,017)
Net change in unrealized appreciation (depreciation)	48,547,456
Net realized and unrealized gain	56,661,625
Net increase in net assets resulting from operations	$103,880,477
The accompanying Notes to Financial Statements are an integral part of this statement.
34	Columbia Tax-Exempt Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
Operations
Net investment income	$47,218,852	$105,920,624
Net realized gain	8,114,169	16,429,073
Net change in unrealized appreciation (depreciation)	48,547,456	(32,429,978)
Net increase in net assets resulting from operations	103,880,477	89,919,719
Distributions to shareholders
Net investment income and net realized gains
Class A	(44,307,643)	(92,843,366)
Advisor Class	(512,563)	(905,299)
Class C	(791,617)	(1,821,962)
Institutional Class	(11,357,238)	(25,669,579)
Institutional 2 Class	(959,203)	(1,625,612)
Institutional 3 Class	(415,966)	(761,875)
Total distributions to shareholders	(58,344,230)	(123,627,693)
Decrease in net assets from capital stock activity	(46,392,784)	(85,500,606)
Total decrease in net assets	(856,537)	(119,208,580)
Net assets at beginning of period	3,317,956,565	3,437,165,145
Net assets at end of period	$3,317,100,028	$3,317,956,565
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	35

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2021 (Unaudited)		July 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	5,460,685	73,993,415	17,024,920	228,215,858
Distributions reinvested	3,100,733	41,861,484	6,453,632	87,258,852
Redemptions	(11,029,177)	(148,786,690)	(21,516,396)	(289,092,639)
Net increase (decrease)	(2,467,759)	(32,931,791)	1,962,156	26,382,071
Advisor Class
Subscriptions	326,504	4,397,192	946,571	12,803,038
Distributions reinvested	33,058	446,384	66,459	898,439
Redemptions	(220,484)	(2,975,418)	(606,957)	(8,172,881)
Net increase	139,078	1,868,158	406,073	5,528,596
Class C
Subscriptions	190,893	2,577,628	934,609	12,661,622
Distributions reinvested	55,241	745,658	121,873	1,647,939
Redemptions	(892,128)	(12,071,489)	(1,181,304)	(15,885,690)
Net decrease	(645,994)	(8,748,203)	(124,822)	(1,576,129)
Institutional Class
Subscriptions	3,086,812	41,652,280	8,640,817	116,497,266
Distributions reinvested	441,971	5,967,441	905,103	12,236,480
Redemptions	(4,344,238)	(58,624,508)	(21,463,057)	(290,004,012)
Net decrease	(815,455)	(11,004,787)	(11,917,137)	(161,270,266)
Institutional 2 Class
Subscriptions	469,798	6,337,533	3,750,217	50,906,940
Distributions reinvested	71,019	959,030	120,413	1,625,216
Redemptions	(420,293)	(5,668,614)	(815,413)	(10,749,300)
Net increase	120,524	1,627,949	3,055,217	41,782,856
Institutional 3 Class
Subscriptions	311,801	4,220,586	604,331	8,157,986
Distributions reinvested	28,761	389,494	51,842	702,132
Redemptions	(134,115)	(1,814,190)	(391,977)	(5,207,852)
Net increase	206,447	2,795,890	264,196	3,652,266
Total net decrease	(3,463,159)	(46,392,784)	(6,354,317)	(85,500,606)
The accompanying Notes to Financial Statements are an integral part of this statement.
36	Columbia Tax-Exempt Fund | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]
Columbia Tax-Exempt Fund | Semiannual Report 2021	37

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2021 (Unaudited)	$13.50	0.19	0.24	0.43	(0.20)	(0.04)	(0.24)
Year Ended 7/31/2020	$13.63	0.43	(0.06)	0.37	(0.43)	(0.07)	(0.50)
Year Ended 7/31/2019	$13.35	0.50	0.34	0.84	(0.55)	(0.01)	(0.56)
Year Ended 7/31/2018	$13.60	0.53	(0.25)	0.28	(0.53)	—	(0.53)
Year Ended 7/31/2017	$14.25	0.55	(0.66)	(0.11)	(0.54)	—	(0.54)
Year Ended 7/31/2016	$13.84	0.56	0.41	0.97	(0.56)	—	(0.56)
Advisor Class
Six Months Ended 1/31/2021 (Unaudited)	$13.50	0.20	0.24	0.44	(0.21)	(0.04)	(0.25)
Year Ended 7/31/2020	$13.63	0.45	(0.05)	0.40	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.35	0.52	0.35	0.87	(0.58)	(0.01)	(0.59)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017	$14.25	0.57	(0.65)	(0.08)	(0.57)	—	(0.57)
Year Ended 7/31/2016	$13.84	0.59	0.41	1.00	(0.59)	—	(0.59)
Class C
Six Months Ended 1/31/2021 (Unaudited)	$13.50	0.15	0.24	0.39	(0.16)	(0.04)	(0.20)
Year Ended 7/31/2020	$13.63	0.34	(0.06)	0.28	(0.34)	(0.07)	(0.41)
Year Ended 7/31/2019	$13.35	0.41	0.35	0.76	(0.47)	(0.01)	(0.48)
Year Ended 7/31/2018	$13.60	0.44	(0.25)	0.19	(0.44)	—	(0.44)
Year Ended 7/31/2017	$14.24	0.46	(0.65)	(0.19)	(0.45)	—	(0.45)
Year Ended 7/31/2016	$13.84	0.47	0.40	0.87	(0.47)	—	(0.47)
Institutional Class
Six Months Ended 1/31/2021 (Unaudited)	$13.50	0.20	0.24	0.44	(0.21)	(0.04)	(0.25)
Year Ended 7/31/2020	$13.64	0.45	(0.06)	0.39	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.35	0.52	0.36	0.88	(0.58)	(0.01)	(0.59)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017	$14.25	0.57	(0.65)	(0.08)	(0.57)	—	(0.57)
Year Ended 7/31/2016	$13.84	0.59	0.41	1.00	(0.59)	—	(0.59)
Institutional 2 Class
Six Months Ended 1/31/2021 (Unaudited)	$13.50	0.21	0.23	0.44	(0.21)	(0.04)	(0.25)
Year Ended 7/31/2020	$13.64	0.45	(0.06)	0.39	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.35	0.52	0.36	0.88	(0.58)	(0.01)	(0.59)
Year Ended 7/31/2018	$13.60	0.56	(0.25)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017	$14.25	0.58	(0.66)	(0.08)	(0.57)	—	(0.57)
Year Ended 7/31/2016	$13.84	0.60	0.41	1.01	(0.60)	—	(0.60)
The accompanying Notes to Financial Statements are an integral part of this statement.
38	Columbia Tax-Exempt Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2021 (Unaudited)	$13.69	3.20%	0.73%(c),(d)	0.73%(c),(d),(e)	2.85%(c)	7%	$2,552,495
Year Ended 7/31/2020	$13.50	2.76%	0.73%(d)	0.73%(d),(e)	3.16%	29%	$2,550,497
Year Ended 7/31/2019	$13.63	6.51%	0.73%	0.73%	3.74%	20%	$2,548,777
Year Ended 7/31/2018	$13.35	2.08%	0.72%	0.72%(e)	3.93%	17%	$2,642,009
Year Ended 7/31/2017	$13.60	(0.70%)	0.72%(d),(f)	0.72%(d),(e),(f)	3.98%	13%	$2,882,268
Year Ended 7/31/2016	$14.25	7.19%	0.76%(d)	0.76%(d),(e)	4.04%	14%	$3,344,274
Advisor Class
Six Months Ended 1/31/2021 (Unaudited)	$13.69	3.31%	0.53%(c),(d)	0.53%(c),(d),(e)	3.05%(c)	7%	$28,957
Year Ended 7/31/2020	$13.50	2.96%	0.53%(d)	0.53%(d),(e)	3.36%	29%	$26,679
Year Ended 7/31/2019	$13.63	6.72%	0.53%	0.53%	3.93%	20%	$21,407
Year Ended 7/31/2018	$13.35	2.29%	0.52%	0.52%(e)	4.16%	17%	$13,745
Year Ended 7/31/2017	$13.60	(0.50%)	0.52%(d),(f)	0.52%(d),(e),(f)	4.20%	13%	$6,997
Year Ended 7/31/2016	$14.25	7.40%	0.56%(d)	0.56%(d),(e)	4.23%	14%	$5,303
Class C
Six Months Ended 1/31/2021 (Unaudited)	$13.69	2.89%	1.47%(c),(d)	1.33%(c),(d),(e)	2.24%(c)	7%	$48,815
Year Ended 7/31/2020	$13.50	2.09%	1.48%(d)	1.38%(d),(e)	2.51%	29%	$56,855
Year Ended 7/31/2019	$13.63	5.82%	1.48%	1.38%	3.09%	20%	$59,114
Year Ended 7/31/2018	$13.35	1.42%	1.47%	1.37%(e)	3.27%	17%	$72,134
Year Ended 7/31/2017	$13.60	(1.27%)	1.47%(d),(f)	1.37%(d),(e),(f)	3.33%	13%	$105,081
Year Ended 7/31/2016	$14.24	6.42%	1.51%(d)	1.41%(d),(e)	3.38%	14%	$120,031
Institutional Class
Six Months Ended 1/31/2021 (Unaudited)	$13.69	3.31%	0.53%(c),(d)	0.53%(c),(d),(e)	3.05%(c)	7%	$610,741
Year Ended 7/31/2020	$13.50	2.89%	0.53%(d)	0.53%(d),(e)	3.37%	29%	$613,307
Year Ended 7/31/2019	$13.64	6.80%	0.53%	0.53%	3.94%	20%	$781,834
Year Ended 7/31/2018	$13.35	2.29%	0.52%	0.52%(e)	4.13%	17%	$775,309
Year Ended 7/31/2017	$13.60	(0.50%)	0.52%(d),(f)	0.52%(d),(e),(f)	4.18%	13%	$807,282
Year Ended 7/31/2016	$14.25	7.40%	0.56%(d)	0.56%(d),(e)	4.24%	14%	$837,239
Institutional 2 Class
Six Months Ended 1/31/2021 (Unaudited)	$13.69	3.31%	0.52%(c),(d)	0.52%(c),(d)	3.06%(c)	7%	$52,504
Year Ended 7/31/2020	$13.50	2.90%	0.52%(d)	0.52%(d)	3.36%	29%	$50,150
Year Ended 7/31/2019	$13.64	6.81%	0.52%	0.52%	3.94%	20%	$8,978
Year Ended 7/31/2018	$13.35	2.29%	0.51%	0.51%	4.16%	17%	$6,239
Year Ended 7/31/2017	$13.60	(0.47%)	0.51%(d),(f)	0.51%(d),(f)	4.21%	13%	$1,990
Year Ended 7/31/2016	$14.25	7.47%	0.50%(d)	0.50%(d)	4.30%	14%	$893
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	39

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2021 (Unaudited)	$13.54	0.21	0.24	0.45	(0.22)	(0.04)	(0.26)
Year Ended 7/31/2020	$13.67	0.46	(0.06)	0.40	(0.46)	(0.07)	(0.53)
Year Ended 7/31/2019	$13.39	0.53	0.35	0.88	(0.59)	(0.01)	(0.60)
Year Ended 7/31/2018	$13.64	0.57	(0.26)	0.31	(0.56)	—	(0.56)
Year Ended 7/31/2017(g)	$13.45	0.23	0.19(h)	0.42	(0.23)	—	(0.23)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by less than 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
(e)	The benefits derived from expense reductions had an impact of less than 0.01%.
(f)	Expenses have been reduced due to a reimbursement of expenses overbilled by a third party. If the reimbursement had been excluded, the expense ratios would have been higher by the percentages shown for each class in the table below. All fee waivers and expense reimbursements by the Investment Manager and its affiliates were applied before giving effect to this third party reimbursement.

Year Ended	Class A	Advisor Class	Class C	Institutional Class	Institutional 2 Class
07/31/2017	0.01%	0.01%	0.01%	0.01%	0.01%

(g)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(h)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
(i)	Ratios include interest and fee expense related to the participation in certain inverse floater programs. If interest and fee expense related to the participation in certain inverse floater programs had been excluded, expenses would have been lower by 0.01%. Due to an equal increase in interest income from fixed rate municipal bonds held in trust, there is no impact on the Fund’s net assets, net asset value per share, total return or net investment income.
The accompanying Notes to Financial Statements are an integral part of this statement.
40	Columbia Tax-Exempt Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2021 (Unaudited)	$13.73	3.33%	0.47%(c),(d)	0.47%(c),(d)	3.11%(c)	7%	$23,589
Year Ended 7/31/2020	$13.54	3.03%	0.47%(d)	0.47%(d)	3.42%	29%	$20,467
Year Ended 7/31/2019	$13.67	6.78%	0.47%	0.47%	3.97%	20%	$17,056
Year Ended 7/31/2018	$13.39	2.35%	0.47%	0.47%	4.25%	17%	$7,731
Year Ended 7/31/2017(g)	$13.64	3.17%	0.49%(c),(i)	0.49%(c),(i)	4.19%(c)	13%	$71
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Tax-Exempt Fund | Semiannual Report 2021	41

Notes to Financial Statements
January 31, 2021 (Unaudited)
Note 1. Organization
Columbia Tax-Exempt Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and asked prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
42	Columbia Tax-Exempt Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Columbia Tax-Exempt Fund | Semiannual Report 2021	43

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
44	Columbia Tax-Exempt Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2021:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	7,157*

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	185,174*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(1,057,258)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(178,017)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	106,492,735

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2021.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Inverse floater program
The Fund may enter into transactions in which it transfers to trusts fixed rate municipal bonds in exchange for cash and residual interests in the trusts’ assets and cash flows, which are in the form of inverse floating rate securities. The trusts fund the purchases of the municipal bonds by issuing short-term floating rate notes to third parties. The residual interests held by the Fund (inverse floating rate securities) include the right of the Fund (i) to cause the holders of the short-term floating rate notes to tender their notes at par, and (ii) to transfer the municipal bonds from the trusts to the Fund, thereby collapsing the trusts. The municipal bonds transferred to the trusts, if any, remain in the Fund’s investments in securities and the related short-term floating rate notes are reflected as Fund liabilities under the caption “Short-term floating rate notes outstanding” in the Statement of Assets and Liabilities. The liability approximates the fair market value of the short-term
Columbia Tax-Exempt Fund | Semiannual Report 2021	45

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
notes. The notes issued by the trusts have interest rates that are multi-modal, which means that they can be reset to a new or different mode at the reset date (e.g., mode can be daily, weekly, monthly, or a fixed specific date) at the discretion of the holder of the inverse floating rate security. The floating rate note holders have the option to tender their notes to the trusts for redemption at par at each reset date. The income received by the inverse floating rate security holder varies inversely with the short-term rate paid to the floating rate note holders, and in most circumstances the inverse floating rate security holder bears substantially all of the underlying bond’s downside investment risk and also benefits disproportionately from any potential appreciation of the underlying bond’s value. The inverse floating rate security holder will be subject to greater interest rate risk than if they were to hold the underlying bond because the interest rate is dependent on both the fixed coupon rate of the underlying bond and the short-term interest rate paid on the floating rate notes. The inverse floating rate security holder is also subject to the credit risk, liquidity risk and market risk associated with the underlying bond. The bonds held by the trusts serve as collateral for the short-term floating rate notes outstanding. Contractual maturities and interest rates of the municipal bonds held in trusts, if any, at January 31, 2021 are presented in the Portfolio of Investments. Interest and fee expense related to the short-term floating rate notes, which is accrued daily, is presented in the Statement of Operations and corresponds to an equal increase in interest income from the fixed rate municipal bonds held in trust. For the six months ended January 31, 2021, the average value of short-term floating rate notes outstanding was $15,450,000 and the annualized average interest rate and fees related to these short-term floating rate notes were 0.14% and 0.49%, respectively.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
46	Columbia Tax-Exempt Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2021 was 0.44% of the Fund’s average daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Columbia Tax-Exempt Fund | Semiannual Report 2021	47

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
For the six months ended January 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.07
Advisor Class	0.07
Class C	0.07
Institutional Class	0.07
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2021, these minimum account balance fees reduced total expenses of the Fund by $2,913.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.20% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Effective September 1, 2020, the Distributor has contractually agreed to waive a portion of the distribution fee for Class C shares through November 30, 2021 so that the distribution fee does not exceed 0.60% annually of the average daily net assets attributable to Class C shares. This arrangement may be modified or terminated at the sole discretion of the Board of Trustees. Prior to September 1, 2020, the Distributor voluntarily waived a portion of the distribution fee for Class C shares so that the distribution fee did not exceed 0.65% annually of the average daily net assets attributable to Class C shares.
48	Columbia Tax-Exempt Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	265,642
Class C	—	1.00(b)	—

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through November 30, 2021
Class A	0.80%
Advisor Class	0.60
Class C	1.55
Institutional Class	0.60
Institutional 2 Class	0.59
Institutional 3 Class	0.54
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods. Class C distribution fees waived by the Distributor, as discussed above, are in addition to the waiver/reimbursement commitment under the agreement.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,100,512,000	266,431,000	(57,244,000)	209,187,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Columbia Tax-Exempt Fund | Semiannual Report 2021	49

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2020 as arising on August 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
—	5,679,311
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $267,599,651 and $220,273,720, respectively, for the six months ended January 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2021.
50	Columbia Tax-Exempt Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems,
Columbia Tax-Exempt Fund | Semiannual Report 2021	51

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At January 31, 2021, one unaffiliated shareholder of record owned 11.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 40.3% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
52	Columbia Tax-Exempt Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
Columbia Tax-Exempt Fund | Semiannual Report 2021	53

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
54	Columbia Tax-Exempt Fund | Semiannual Report 2021

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia Tax-Exempt Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR233_07_L01_(03/21)

SemiAnnual Report
January 31, 2021
Columbia Ultra Short Term Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia Ultra Short Term Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia Ultra Short Term Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks a high level of current income consistent with the maintenance of liquidity and the preservation of capital.
Portfolio management
Gregory Liechty
Co-Portfolio Manager
Managed Fund since 2016
Ronald Stahl, CFA
Co-Portfolio Manager
Managed Fund since 2015
Average annual total returns (%) (for the period ended January 31, 2021)
	Inception	6 Months cumulative	1 Year	5 Years	10 Years
Class A*	02/20/19	0.42	1.36	1.54	0.96
Advisor Class*	12/03/18	0.50	1.62	1.71	1.12
Institutional Class*	12/03/18	0.50	1.51	1.71	1.12
Institutional 3 Class	03/08/04	0.52	1.54	1.80	1.22
Bloomberg Barclays U.S. Short-Term Government/Corporate Index		0.14	1.16	1.54	0.91
Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower. All results shown assume reinvestment of distributions. The table does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemption of shares.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/or calling 800.345.6611.
*The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays U.S. Short-Term Government/Corporate Index tracks the performance of U.S. Government and corporate bonds rated investment grade or better, with maturities of less than one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2021)
Asset-Backed Securities — Non-Agency	32.4
Commercial Mortgage-Backed Securities - Non-Agency	0.7
Commercial Paper	0.6
Corporate Bonds & Notes	49.6
Foreign Government Obligations	1.0
Money Market Funds	4.7
Residential Mortgage-Backed Securities - Agency	0.0(a)
Residential Mortgage-Backed Securities - Non-Agency	6.0
Treasury Bills	2.9
U.S. Government & Agency Obligations	2.1
Total	100.0

(a)	Rounds to zero.
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2021)
AAA rating	28.5
AA rating	16.5
A rating	26.3
BBB rating	26.2
Not rated	2.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.

4	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2020 — January 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,004.20	1,022.84	2.10	2.12	0.42
Advisor Class	1,000.00	1,000.00	1,005.00	1,023.59	1.35	1.36	0.27
Institutional Class	1,000.00	1,000.00	1,005.00	1,023.59	1.35	1.36	0.27
Institutional 3 Class	1,000.00	1,000.00	1,005.20	1,023.73	1.20	1.21	0.24
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Non-Agency 33.3%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ally Master Owner Trust
Series 2018-2 Class A
05/15/2023	3.290%	25,950,000	26,175,036
American Credit Acceptance Receivables Trust(a)
Series 2019-4 Class C
12/12/2025	2.690%	5,307,000	5,421,483
Series 2020-2 Class A
12/13/2023	1.650%	1,365,254	1,372,957
Series 2021-1 Class A
05/13/2024	0.350%	10,500,000	10,499,157
Subordinated Series 2018-2 Class D
07/10/2024	4.070%	4,000,000	4,100,004
Subordinated Series 2018-4 Class C
01/13/2025	3.970%	2,866,236	2,892,997
Subordinated Series 2019-2 Class B
05/12/2023	3.050%	2,228,204	2,233,619
Subordinated Series 2020-2 Class B
09/13/2024	2.480%	9,100,000	9,312,509
Subordinated Series 2020-3 Class B
08/13/2024	1.150%	4,750,000	4,784,819
AmeriCredit Automobile Receivables Trust
Series 2020-2 Class A2A
12/18/2023	0.600%	1,259,443	1,261,796
Arivo Acceptance Auto Loan Receivables Trust(a)
Series 2021-1A Class A
01/15/2027	1.190%	19,125,000	19,105,066
Avant Loans Funding Trust(a)
Series 2020-REV1 Class A
05/15/2029	2.170%	7,300,000	7,313,439
Avis Budget Rental Car Funding AESOP LLC(a)
Series 2016-1A Class A
06/20/2022	2.990%	1,541,667	1,550,893
BCC Funding XVII LLC(a)
Series 2020-1 Class A2
08/20/2025	0.910%	4,000,000	4,010,624
Carmax Auto Owner Trust
Series 2019-3 Class A3
08/15/2024	2.180%	2,255,000	2,306,126
Carvana Auto Receivables Trust(a)
Series 2019-1A Class A3
11/15/2022	3.080%	119,219	119,323
Subordinated Series 2019-3A Class B
04/15/2024	2.510%	23,539,000	23,952,451
CCG Receivables Trust(a)
Series 20 18-1 Class A2
06/16/2025	2.500%	41,784	41,813
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-1 Class A2
09/14/2026	2.800%	3,052,528	3,059,910
Series 2019-2 Class A2
03/15/2027	2.110%	3,527,483	3,577,350
Series 2020-1 Class A2
12/14/2027	0.540%	10,250,000	10,256,701
Chase Auto Credit Linked Notes(a)
Subordinated Series 2020-2 Class B
02/25/2028	0.840%	21,000,000	21,016,899
Subordinated Series 2020-2 Class C
02/25/2028	1.140%	3,250,000	3,249,755
Chase Auto Credit-Linked Notes(a)
Subordinated Series 2020-1 Class B
01/25/2028	0.991%	5,894,749	5,898,288
Chesapeake Funding II LLC(a),(b)
Series 2017-2A Class A2
1-month USD LIBOR + 0.450% Floor 0.450% 05/15/2029	0.577%	92,711	92,709
Chesapeake Funding II LLC(a)
Series 2017-4A Class A1
11/15/2029	2.120%	989,307	992,299
Series 2018-2A Class A1
08/15/2030	3.230%	822,792	833,734
CIG Auto Receivables Trust(a)
Series 2020-1A Class A
10/12/2023	0.680%	7,020,370	7,026,019
CNH Equipment Trust
Series 2018-A Class A4
04/15/2025	3.300%	1,270,000	1,314,586
Conn’s Receivables Funding LLC(a)
Series 2019-A Class A
10/16/2023	3.400%	195,567	196,140
Consumer Lending Receivables Trust(a)
Series 2019-A Class A
04/15/2026	3.520%	420,127	421,171
Credit Acceptance Auto Loan Trust(a)
Series 2018-3A Class A
08/15/2027	3.550%	3,642,626	3,674,258
Series 2020-1A Class A
02/15/2029	2.010%	4,860,000	4,952,558
Crossroads Asset Trust(a)
Series 2021-A Class A2
03/20/2024	0.820%	3,500,000	3,499,299
Dell Equipment Finance Trust(a)
Series 2020-1 Class A2
06/22/2022	2.260%	17,881,000	18,070,583
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Dext ABS LLC(a)
Series 2020-1 Class A
02/16/2027	1.460%	20,627,122	20,607,079
Discover Card Execution Note Trust
Series 2019-A1 Class A1
07/15/2024	3.040%	3,350,000	3,441,340
DLL LLC(a)
Series 2018-ST2 Class A3
01/20/2022	3.460%	752,546	755,724
Series 2018-ST2 Class A4
06/20/2024	3.590%	28,077,000	28,566,160
Series 2019-DA1 Class A3
04/20/2023	2.890%	12,294,125	12,453,256
Series 2019-MT3 Class A2
01/20/2022	2.130%	6,391,971	6,411,873
Series 2019-MT3 Class A3
02/21/2023	2.080%	40,278,000	40,855,075
DLL Securitization Trust(a)
Series 2017-A Class A4
11/17/2025	2.430%	1,034,562	1,041,847
Drive Auto Receivables Trust
Series 2018-4 Class C
11/15/2024	3.660%	5,265,301	5,300,285
Series 2019-2 Class C
06/16/2025	3.420%	700,000	718,457
Series 2020-2 Class A2A
07/17/2023	0.850%	1,924,698	1,927,593
Subordinated Series 2018-1 Class D
05/15/2024	3.810%	3,192,074	3,252,073
Subordinated Series 2018-3 Class D
09/16/2024	4.300%	7,966,000	8,227,905
Subordinated Series 2018-4 Class D
01/15/2026	4.090%	6,825,000	7,091,913
Subordinated Series 2020-1 Class B
07/15/2024	2.080%	15,000,000	15,210,216
DT Auto Owner Trust(a)
Series 2017-3A Class E
08/15/2024	5.600%	5,105,000	5,251,673
Series 2018-2A Class C
03/15/2024	3.670%	3,041,412	3,049,439
Series 2019-3A Class B
05/15/2023	2.600%	3,650,000	3,669,060
Series 2019-3A Class C
04/15/2025	2.740%	8,900,000	9,050,578
Series 2020-1A Class A
09/15/2023	1.940%	3,206,160	3,220,236
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-2A Class B
03/16/2026	2.080%	2,500,000	2,553,984
Series 2020-3A Class A
04/15/2024	0.540%	4,572,729	4,582,771
Series 2021-1A Class A
01/15/2025	0.350%	6,750,000	6,749,539
Subordinated Series 2017-4A Class D
07/17/2023	3.470%	808,768	811,626
Subordinated Series 2018-3A Class C
07/15/2024	3.790%	16,626,876	16,802,823
Subordinated Series 2019-4A Class C
07/15/2025	2.730%	12,000,000	12,278,353
Enterprise Fleet Financing LLC(a)
Series 2017-3 Class A3
05/20/2023	2.360%	3,862,539	3,893,509
Series 2019-1 Class A2
10/20/2024	2.980%	10,010,769	10,156,127
Exeter Automobile Receivables Trust(a)
Series 2019-2A Class C
03/15/2024	3.300%	11,900,000	12,127,678
Series 2019-4A Class A
01/17/2023	2.180%	489,781	490,375
Series 2020-2A Class A
08/15/2023	1.130%	1,355,134	1,358,750
Series 2020-2A Class B
07/15/2024	2.080%	4,000,000	4,062,281
Subordinated Series 2018-4A Class C
09/15/2023	3.970%	13,429,154	13,589,170
Subordinated Series 2019-1A Class B
02/15/2023	3.450%	153,468	153,640
Fifth Third Auto Trust
Series 2017-1 Class A4
07/15/2024	2.030%	4,207,832	4,216,470
Ford Credit Auto Lease Trust
Series 2019-A Class A4
06/15/2022	2.980%	6,500,000	6,573,029
Series 2019-B Class A3
10/15/2022	2.220%	6,835,000	6,891,312
Ford Credit Auto Owner Trust(a)
Series 2016-1 Class A
08/15/2027	2.310%	12,000,000	12,009,659
Series 2016-2 Class A
12/15/2027	2.030%	12,000,000	12,083,756
Series 2017-1 Class A
08/15/2028	2.620%	14,499,000	14,855,245
Series 2017-2 Class A
03/15/2029	2.360%	1,000,000	1,033,486

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ford Credit Floorplan Master Owner Trust A
Series 2018-3 Class A1
10/15/2023	3.520%	15,242,000	15,598,750
Foursight Capital Automobile Receivables Trust(a),(c)
Series 2021-1 Class A2
08/15/2024	0.400%	12,000,000	11,999,327
GLS Auto Receivables Issuer Trust(a)
Series 2019-3A Class A
07/17/2023	2.580%	2,628,167	2,645,771
Series 2019-4A Class A
11/15/2023	2.470%	6,751,710	6,819,227
Series 2020-1A Class A
02/15/2024	2.170%	3,482,161	3,515,396
Series 2020-2A Class A
08/15/2024	1.580%	16,622,773	16,769,837
Series 2020-3A Class B
08/15/2024	1.380%	8,250,000	8,327,740
Subordinated Series 2019-4A Class B
09/16/2024	2.780%	4,750,000	4,867,219
Subordinated Series 2020-4A Class B
12/16/2024	0.870%	20,000,000	19,994,020
GM Financial Automobile Leasing Trust
Series 2019-1 Class A4
12/20/2022	3.080%	12,400,000	12,502,116
Series 2019-3 Class A4
07/20/2023	2.030%	5,300,000	5,373,603
Series 2020-2 Class A2A
10/20/2022	0.710%	1,300,087	1,304,045
GM Financial Consumer Automobile Receivables Trust
Series 2018-3 Class A3
05/16/2023	3.020%	2,170,610	2,198,610
Hertz Fleet Lease Funding LP(a),(b)
Series 2017-1 Class A1
1-month USD LIBOR + 0.650% Floor 0.650% 04/10/2031	0.783%	751,664	752,357
Hertz Vehicle Financing II LP(a)
Series 2015-3A Class A
09/25/2021	2.670%	800,915	802,675
Series 2016-2A Class A
03/25/2022	2.950%	2,087,183	2,093,009
Honda Auto Receivables Owner Trust
Series 2019-1 Class A3
03/20/2023	2.830%	1,746,089	1,775,086
HPEFS Equipment Trust(a)
Series 2019-1A Class B
09/20/2029	2.320%	1,512,000	1,530,157
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-1A Class A2
02/20/2030	1.730%	1,892,846	1,903,138
Series 2020-2A Class A2
07/22/2030	0.650%	31,000,000	31,060,865
Hyundai Auto Receivables Trust
Series 2020-A Class A2
04/17/2023	1.510%	7,923,996	7,975,359
Kubota Credit Owner Trust(a)
Series 2018-1A Class A3
08/15/2022	3.100%	911,722	920,392
Series 2020-1A Class A2
12/15/2022	1.920%	6,049,032	6,095,798
Marlette Funding Trust(a)
Series 2019-2A Class A
07/16/2029	3.130%	908,393	915,547
Series 2020-1A Class A
03/15/2030	2.240%	7,893,865	7,936,901
Series 2020-2A Class A
09/16/2030	1.020%	3,243,875	3,250,106
MMAF Equipment Finance LLC(a)
Series 2016-AA Class A4
01/17/2023	1.760%	255,403	256,643
Series 2017-B Class A4
11/15/2024	2.410%	1,200,000	1,220,149
Series 2020-A Class A2
04/09/2024	0.740%	1,250,000	1,253,601
MVW Owner Trust(a)
Series 2017-1A Class A
12/20/2034	2.420%	5,500,100	5,636,812
New Residential Advance Receivables Trust Advance Receivables-Backed Notes(a)
Series 2020-APT1 Class AT1
12/16/2052	1.035%	10,500,000	10,500,850
Subordinated Series 2020-APT1 Class DT1
12/16/2052	1.999%	3,750,000	3,750,301
NextGear Floorplan Master Owner Trust(a)
Series 2018-2A Class A2
10/16/2023	3.690%	12,325,000	12,617,800
Series 2019-1A Class A2
02/15/2024	3.210%	10,856,000	11,185,608
NextGear Floorplan Master Owner Trust(a),(b)
Series 2020-1A Class A1
1-month USD LIBOR + 0.800% 02/15/2025	0.959%	8,575,000	8,646,929
Nissan Auto Receivables Trust
Series 2020-A Class A2
12/15/2022	1.450%	5,057,312	5,081,757

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
NMEF Funding LLC(a)
Series 2019-A Class A
08/17/2026	2.730%	3,229,340	3,242,234
NRZ Advance Receivables Trust(a)
Series 2020-T3 Class AT3
10/15/2052	1.317%	13,150,000	13,151,528
Octane Receivables Trust(a)
Series 2020-1A Class A
02/20/2025	1.710%	28,826,646	28,879,237
OneMain Direct Auto Receivables Trust(a)
Series 2018-1A Class A
12/16/2024	3.430%	15,194,510	15,333,288
Subordinated Series 2018-1A Class C
10/14/2025	3.850%	6,715,000	6,860,899
OneMain Financial Issuance Trust(a)
Series 2018-1A Class A
03/14/2029	3.300%	5,352,000	5,388,591
Pagaya AI Debt Selection Trust(a)
Series 2020-3 Class A
05/17/2027	2.100%	14,811,359	14,807,386
Prosper Marketplace Issuance Trust(a)
Series 2019-2A Class B
09/15/2025	3.690%	1,603,224	1,611,872
Series 2019-3A Class A
07/15/2025	3.190%	456,336	457,451
Santander Drive Auto Receivables Trust
Series 2020-2 Class A2A
05/15/2023	0.620%	1,899,048	1,900,634
Series 2020-3 Class A2
09/15/2023	0.460%	8,991,516	9,003,147
Subordinated Series 2018-1 Class C
03/15/2024	2.960%	2,772,550	2,783,684
Subordinated Series 2020-1 Class B
11/15/2024	3.030%	11,417,000	11,811,820
SCF Equipment Leasing(a)
Series 2019-2A Class A1
06/20/2024	2.220%	5,003,944	5,062,437
SCF Equipment Leasing LLC(a)
Series 2020-1A Class A2
10/20/2025	0.680%	5,500,000	5,511,863
SoFi Consumer Loan Program LLC(a)
Series 2017-4 Class A
05/26/2026	2.500%	1,056,933	1,060,294
Subordinated Series 2017-6 Class B
11/25/2026	3.520%	4,808,000	4,922,306
SoFi Consumer Loan Program LLC(a),(d)
Subordinated Series 2016-5 Class B
09/25/2028	4.550%	1,692,146	1,712,845
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SoFi Consumer Loan Program Trust(a)
Series 2018-1 Class A2
02/25/2027	3.140%	778,467	780,445
Series 2018-2 Class A2
04/26/2027	3.350%	26,776	26,825
Series 2018-3 Class B
08/25/2027	4.020%	7,950,000	8,160,968
Series 2018-4 Class A
11/26/2027	3.540%	371,490	372,545
Series 2019-2 Class A
04/25/2028	3.010%	5,618,791	5,668,382
Series 2019-3 Class A
05/25/2028	2.900%	9,852,143	9,946,504
Series 2019-4 Class A
08/25/2028	2.450%	3,857,844	3,892,518
Series 2020-1 Class A
01/25/2029	2.020%	3,728,774	3,769,190
Theorem Funding Trust(a)
Series 2020-1A Class A
10/15/2026	2.480%	7,560,393	7,610,142
Toyota Auto Receivables Owner Trust
Series 2020-B Class A2
12/15/2022	1.380%	4,050,885	4,070,295
United Auto Credit Securitization Trust(a)
Series 2020-1 Class A
05/10/2022	0.850%	1,227,365	1,227,659
Series 2020-1 Class B
11/10/2022	1.470%	6,000,000	6,004,035
Upgrade Receivables Trust(a)
Series 2019-2A Class A
10/15/2025	2.770%	104,690	104,918
Upstart Pass-Through Trust(a)
Series 2020-ST6 Class A
01/20/2027	3.000%	4,887,888	4,939,225
Upstart Pass-Through Trust(a),(c),(e)
Series 2021-ST2 Class A
04/20/2027	2.500%	2,900,000	2,900,000
Upstart Securitization Trust(a)
Series 2020-3 Class A
11/20/2030	1.702%	11,971,638	11,959,099
Upstart Securitization Trust(a),(c)
Series 2021-1 Class A
03/20/2031	0.870%	10,400,000	10,399,465
Verizon Owner Trust
Series 2018-A Class A1A
04/20/2023	3.230%	4,713,255	4,771,435
Series 2019-C Class A1A
04/22/2024	1.940%	9,959,000	10,164,404

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2020-A Class A1A
07/22/2024	1.850%	10,000,000	10,231,219
Westlake Automobile Receivables Trust(a)
Series 2019-2A Class A2A
02/15/2023	2.570%	3,165,963	3,178,006
Series 2019-3A Class A2
02/15/2023	2.150%	6,944,440	6,982,736
Series 2020-2A Class A2A
02/15/2024	0.930%	14,195,793	14,240,583
Subordinated Series 2018-1A Class D
05/15/2023	3.410%	5,011,722	5,044,566
Subordinated Series 2018-3A Class C
10/16/2023	3.610%	3,481,433	3,510,660
Subordinated Series 2019-1A Class C
03/15/2024	3.450%	3,975,000	4,052,101
Subordinated Series 2019-2A Class C
07/15/2024	2.840%	12,400,000	12,648,774
Subordinated Series 2019-3A Class B
10/15/2024	2.410%	10,000,000	10,132,975
Wheels SPV 2 LLC(a)
Series 2018-1A Class A2
04/20/2027	3.060%	59,733	59,903
World Omni Auto Receivables Trust
Series 2017-A Class A3
09/15/2022	1.930%	681,218	682,511
Series 2018-B Class A4
06/17/2024	3.030%	1,750,000	1,806,984
Series 2018-D Class A3
04/15/2024	3.330%	2,022,903	2,064,510
Series 2020-A Class A3
01/17/2023	1.700%	8,125,000	8,300,021
Subordinated Series 2018-C Class A3
11/15/2023	3.130%	4,386,400	4,456,792
World Omni Automobile Lease Securitization Trust
Series 2019-B Class A3
11/15/2022	2.030%	12,000,000	12,193,766
World Omni Select Auto Trust
Series 2020-A Class A2
06/17/2024	0.470%	7,246,377	7,259,899
Total Asset-Backed Securities — Non-Agency (Cost $1,116,972,796)			1,118,154,813

Commercial Mortgage-Backed Securities - Non-Agency 0.7%

Home Partners of America Trust(a),(b)
Series 2018-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 07/17/2037	1.029%	2,651,886	2,652,281
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMDB Commercial Mortgage Securities Trust
Series 2016-C2 Class A2
06/15/2049	2.662%	1,075,191	1,095,197
UBS Commercial Mortgage Trust
Series 2012-C1 Class AAB
05/10/2045	3.002%	1,633,912	1,644,574
UBS-Citigroup Commercial Mortgage Trust
Series 2011-C1 Class AAB
01/10/2045	3.187%	236,192	237,429
Wells Fargo Commercial Mortgage Trust
Series 2012-LC5 Class ASB
10/15/2045	2.528%	1,952,519	1,977,435
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month USD LIBOR + 0.750% Floor 0.750% 12/15/2034	1.001%	11,000,000	10,958,201
WF-RBS Commercial Mortgage Trust
Series 2012-C6 Class A4
04/15/2045	3.440%	4,354,637	4,405,589
Series 2012-C8 Class ASB
08/15/2045	2.559%	1,506,124	1,517,355
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $24,419,724)			24,488,061

Commercial Paper 0.6%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Environmental 0.6%
Waste Management, Inc.
Series 204-2
09/10/2021	0.430%	20,000,000	19,947,480
Total Commercial Paper (Cost $19,944,250)			19,947,480

Corporate Bonds & Notes 51.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Aerospace & Defense 1.8%
BAE Systems PLC(a)
10/11/2021	4.750%	10,080,000	10,375,718
General Dynamics Corp.(b)
3-month USD LIBOR + 0.380% 05/11/2021	0.594%	6,831,000	6,834,610
L3Harris Technologies, Inc.(b)
3-month USD LIBOR + 0.750% 03/10/2023	0.980%	3,244,000	3,268,390

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
L3Harris Technologies, Inc.
06/15/2023	3.850%	7,170,000	7,721,480
Northrop Grumman Corp.
10/15/2022	2.550%	14,000,000	14,504,299
Raytheon Technologies Corp.
12/15/2022	2.500%	16,470,000	17,040,506
Total			59,745,003
Automotive 0.6%
Toyota Motor Credit Corp.(b)
SOFR + 0.340% 10/14/2022	0.401%	20,000,000	20,037,781
Banking 17.6%
American Express Co.(b)
3-month USD LIBOR + 0.620% 05/20/2022	0.844%	5,475,000	5,509,792
American Express Credit Corp.(b)
3-month USD LIBOR + 0.700% 03/03/2022	0.932%	10,561,000	10,625,554
Australia & New Zealand Banking Group Ltd.(a),(b)
3-month USD LIBOR + 0.870% 11/23/2021	1.083%	4,250,000	4,278,109
3-month USD LIBOR + 0.580% 11/09/2022	0.793%	13,840,000	13,943,806
Bank of America Corp.(b)
3-month USD LIBOR + 1.000% 04/24/2023	1.218%	34,588,000	34,944,339
Bank of Montreal(b)
SOFR + 0.680% 03/10/2023	0.757%	22,792,000	23,005,531
Bank of New York Mellon Corp. (The)
12/07/2023	0.350%	15,000,000	15,023,352
Bank of Nova Scotia (The)(b)
SOFR + 0.550% 09/15/2023	0.627%	19,976,000	20,126,162
Canadian Imperial Bank of Commerce(b)
3-month USD LIBOR + 0.720% 06/16/2022	0.939%	14,136,000	14,259,943
Capital One Financial Corp.(b)
3-month USD LIBOR + 0.950% 03/09/2022	1.180%	13,873,000	13,984,398
Citigroup, Inc.(b)
3-month USD LIBOR + 0.690% 10/27/2022	0.903%	29,893,000	30,112,101
Commonwealth Bank of Australia(a),(b)
3-month USD LIBOR + 0.700% 03/10/2022	0.930%	6,443,000	6,485,063
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cooperatieve Rabobank UA(b)
3-month USD LIBOR + 0.480% 01/10/2023	0.705%	18,077,000	18,180,603
Discover Bank
08/09/2021	3.200%	14,696,000	14,879,962
DNB Bank ASA(a),(b)
3-month USD LIBOR + 0.620% 12/02/2022	0.848%	16,597,000	16,741,292
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	0.963%	32,199,000	32,535,079
HSBC Holdings PLC(f)
03/13/2023	3.262%	19,005,000	19,607,793
ING Bank NV(a)
08/15/2021	2.050%	6,000,000	6,057,845
JPMorgan Chase & Co.(f)
04/01/2023	3.207%	30,390,000	31,384,781
Lloyds Bank PLC
05/07/2021	3.300%	14,950,000	15,069,516
Morgan Stanley(f)
01/25/2024	0.529%	29,070,000	29,084,618
National Australia Bank Ltd.(a),(b)
3-month USD LIBOR + 0.410% 12/13/2022	0.630%	16,000,000	16,074,730
PNC Bank NA(b)
3-month USD LIBOR + 0.500% 07/27/2022	0.713%	18,043,000	18,154,989
3-month USD LIBOR + 0.430% 12/09/2022	0.660%	900,000	903,347
Royal Bank of Canada(b)
3-month USD LIBOR + 0.360% 01/17/2023	0.586%	17,962,000	18,040,795
Skandinaviska Enskilda Banken AB(a),(b)
3-month USD LIBOR + 0.645% 12/12/2022	0.865%	16,460,000	16,593,980
Svenska Handelsbanken AB(a)
06/30/2023	0.625%	20,295,000	20,414,358
Toronto-Dominion Bank (The)(b)
SOFR + 0.450% 09/28/2023	0.525%	20,000,000	20,108,756
Truist Bank(b)
3-month USD LIBOR + 0.590% 08/02/2022	0.804%	8,765,000	8,786,244
Truist Financial Corp.(b)
3-month USD LIBOR + 0.650% 04/01/2022	0.888%	11,570,000	11,639,973
UBS AG(a)
04/21/2022	1.750%	16,000,000	16,270,961

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
US Bank NA(b)
3-month USD LIBOR + 0.180% 01/21/2022	0.404%	14,000,000	14,018,068
Wells Fargo & Co.(b)
3-month USD LIBOR + 0.930% 02/11/2022	1.144%	28,141,000	28,147,738
3-month USD LIBOR + 1.110% 01/24/2023	1.328%	5,000,000	5,044,808
3-month USD LIBOR + 1.230% 10/31/2023	1.442%	5,000,000	5,074,600
Westpac Banking Corp.(b)
3-month USD LIBOR + 0.850% 01/11/2022	1.075%	6,446,000	6,494,111
3-month USD LIBOR + 0.390% 01/13/2023	0.615%	9,577,000	9,619,753
Total			591,226,850
Cable and Satellite 0.9%
Sky PLC(a)
11/26/2022	3.125%	14,952,000	15,686,604
Time Warner Cable LLC
09/01/2021	4.000%	15,919,000	16,100,857
Total			31,787,461
Chemicals 0.9%
DuPont de Nemours, Inc.(b)
3-month USD LIBOR + 1.110% 11/15/2023	1.331%	13,880,000	14,110,713
LYB International Finance III LLC(b)
3-month USD LIBOR + 1.000% 10/01/2023	1.238%	15,200,000	15,244,874
Total			29,355,587
Construction Machinery 1.1%
Caterpillar Financial Services Corp.(b)
3-month USD LIBOR + 0.220% 01/06/2022	0.457%	5,379,000	5,387,970
3-month USD LIBOR + 0.735% 05/13/2022	0.956%	10,090,000	10,175,125
John Deere Capital Corp.(b)
3-month USD LIBOR + 0.260% 09/10/2021	0.490%	6,621,000	6,630,885
3-month USD LIBOR + 0.490% 06/13/2022	0.710%	8,386,000	8,434,617
John Deere Capital Corp.
07/05/2022	0.550%	7,000,000	7,030,700
Total			37,659,297
Diversified Manufacturing 1.3%
Carrier Global Corp.
02/15/2023	1.923%	16,685,000	17,156,194
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
General Electric Co.
10/09/2022	2.700%	9,393,000	9,755,227
Honeywell International, Inc.(b)
3-month USD LIBOR + 0.230% 08/19/2022	0.461%	18,247,000	18,263,180
Total			45,174,601
Electric 5.9%
American Electric Power Co., Inc.
11/01/2023	0.750%	10,000,000	10,019,942
CenterPoint Energy, Inc.
09/01/2022	2.500%	16,825,000	17,355,744
Consolidated Edison Co. of New York, Inc.(b)
3-month USD LIBOR + 0.400% 06/25/2021	0.651%	11,063,000	11,079,489
Dominion Energy, Inc.(b)
3-month USD LIBOR + 0.530% 09/15/2023	0.747%	10,000,000	10,017,378
DTE Energy Co.
11/01/2022	2.250%	15,860,000	16,360,526
Duke Energy Progress LLC(b)
3-month USD LIBOR + 0.180% 02/18/2022	0.400%	18,189,000	18,190,764
Emera U.S. Finance LP
06/15/2021	2.700%	11,548,000	11,624,036
Eversource Energy
03/15/2022	2.750%	15,645,000	16,043,386
National Rural Utilities Cooperative Finance Corp.
03/15/2021	2.900%	5,000,000	5,016,364
NextEra Energy Capital Holdings, Inc.
09/01/2022	1.950%	18,000,000	18,445,714
PacifiCorp
02/01/2022	2.950%	6,508,000	6,640,615
PPL Capital Funding, Inc.
12/01/2022	3.500%	10,000,000	10,476,328
Public Service Enterprise Group, Inc.
11/15/2022	2.650%	13,583,000	14,103,827
Southern California Edison Co.(b)
3-month USD LIBOR + 0.270% 12/03/2021	0.501%	15,000,000	15,006,488
Southern Power Co.
12/15/2021	2.500%	9,900,000	10,065,602
Xcel Energy, Inc.
03/15/2021	2.400%	8,012,000	8,022,341
Total			198,468,544

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Food and Beverage 2.1%
Campbell Soup Co.
08/02/2022	2.500%	5,809,000	5,990,026
03/15/2023	3.650%	5,862,000	6,243,445
ConAgra Foods, Inc.
09/15/2022	3.250%	7,080,000	7,390,488
01/25/2023	3.200%	3,390,000	3,554,834
Diageo Investment Corp.
05/11/2022	2.875%	12,000,000	12,381,348
Mondelez International Holdings Netherlands BV(a)
10/28/2021	2.000%	15,192,000	15,357,561
PepsiCo, Inc.(b)
3-month USD LIBOR + 0.365% 05/02/2022	0.579%	10,875,000	10,917,765
Tyson Foods, Inc.
08/23/2021	2.250%	6,924,000	6,989,491
Total			68,824,958
Health Care 1.3%
Becton Dickinson and Co.(b)
3-month USD LIBOR + 1.030% 06/06/2022	1.255%	18,701,000	18,890,919
Cardinal Health, Inc.
06/15/2022	2.616%	5,000,000	5,137,778
Cigna Corp.(b)
3-month USD LIBOR + 0.890% 07/15/2023	1.131%	17,077,000	17,282,379
CVS Health Corp.
12/01/2022	2.750%	2,000,000	2,074,268
McKesson Corp.
12/15/2022	2.700%	1,560,000	1,617,019
Total			45,002,363
Healthcare Insurance 0.7%
Anthem, Inc.
12/01/2022	2.950%	17,493,000	18,266,390
UnitedHealth Group, Inc.
07/15/2022	3.350%	5,332,000	5,563,603
Total			23,829,993
Integrated Energy 1.3%
BP Capital Markets PLC
11/06/2022	2.500%	10,018,000	10,392,550
Cenovus Energy, Inc.
08/15/2022	3.000%	10,872,000	11,129,736
09/15/2023	3.800%	5,425,000	5,728,447
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chevron USA, Inc.(b)
3-month USD LIBOR + 0.110% 08/12/2022	0.324%	15,000,000	15,004,143
Exxon Mobil Corp.(b)
3-month USD LIBOR + 0.330% 08/16/2022	0.551%	2,300,000	2,308,666
Total			44,563,542
Life Insurance 1.9%
Metropolitan Life Global Funding I(a)
06/17/2022	2.400%	20,000,000	20,576,338
New York Life Global Funding(a),(b),(c)
SOFR + 0.220% 02/02/2023	0.500%	25,000,000	25,002,839
Pricoa Global Funding I(a)
09/21/2022	2.450%	1,815,000	1,878,765
Principal Life Global Funding II(a)
01/08/2024	0.500%	17,000,000	17,011,318
Total			64,469,260
Media and Entertainment 1.6%
Discovery Communications LLC
03/20/2023	2.950%	15,225,000	16,003,172
RELX Capital, Inc.
03/16/2023	3.500%	17,519,000	18,582,403
Walt Disney Co. (The)(b)
3-month USD LIBOR + 0.390% 03/04/2022	0.621%	18,094,000	18,165,865
Total			52,751,440
Midstream 2.0%
Enterprise Products Operating LLC
02/01/2022	3.500%	14,070,000	14,510,039
Kinder Morgan, Inc.
01/15/2023	3.150%	15,300,000	16,047,889
Plains All American Pipeline LP/Finance Corp.
06/01/2022	3.650%	9,366,000	9,637,864
01/31/2023	2.850%	7,763,000	7,995,245
Williams Companies, Inc. (The)
03/15/2022	3.600%	13,145,000	13,538,715
08/15/2022	3.350%	3,898,000	4,037,234
Total			65,766,986
Natural Gas 0.4%
Southern California Gas Co.(b)
3-month USD LIBOR + 0.350% 09/14/2023	0.570%	12,622,000	12,619,160

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 2.3%
AbbVie, Inc.(b)
3-month USD LIBOR + 0.650% 11/21/2022	0.863%	20,935,000	21,099,873
Amgen, Inc.
05/11/2022	2.650%	16,455,000	16,922,146
Bristol-Myers Squibb Co.
11/13/2023	0.537%	15,000,000	15,023,025
Gilead Sciences, Inc.(b)
3-month USD LIBOR + 0.520% 09/29/2023	0.771%	16,000,000	16,028,026
Pfizer, Inc.
12/15/2021	2.200%	6,200,000	6,307,541
Roche Holdings, Inc.(a)
01/28/2022	1.750%	1,000,000	1,013,518
Total			76,394,129
Property & Casualty 1.2%
American International Group, Inc.
03/01/2021	3.300%	10,555,000	10,566,572
02/15/2024	4.125%	7,885,000	8,712,808
Chubb INA Holdings, Inc.
11/03/2022	2.875%	13,188,000	13,720,601
Loews Corp.
05/15/2023	2.625%	7,775,000	8,124,365
Total			41,124,346
Railroads 0.4%
Burlington Northern Santa Fe LLC
09/15/2021	3.450%	6,905,000	6,986,386
Canadian National Railway Co.
11/15/2022	2.250%	6,175,000	6,350,842
Total			13,337,228
Refining 0.4%
Phillips 66(b)
3-month USD LIBOR + 0.620% 02/15/2024	0.840%	12,000,000	12,021,772
Retailers 0.3%
Lowe’s Companies, Inc.
04/15/2021	3.750%	7,000,000	7,020,067
Walmart, Inc.(b)
3-month USD LIBOR + 0.230% 06/23/2021	0.475%	2,867,000	2,869,805
Total			9,889,872
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Supermarkets 0.1%
Kroger Co. (The)
11/01/2021	2.950%	2,219,000	2,257,806
Technology 2.4%
Apple, Inc.(b)
3-month USD LIBOR + 0.500% 02/09/2022	0.713%	11,459,000	11,516,305
Broadcom Corp./Cayman Finance Ltd.
01/15/2024	3.625%	16,350,000	17,670,879
Microchip Technology, Inc.
06/01/2023	4.333%	4,399,000	4,749,734
NXP BV/Funding LLC(a)
09/01/2022	3.875%	15,753,000	16,560,328
Oracle Corp.
05/15/2022	2.500%	8,300,000	8,504,665
10/15/2022	2.500%	8,459,000	8,776,675
QUALCOMM, Inc.
05/20/2022	3.000%	12,000,000	12,425,796
Total			80,204,382
Transportation Services 0.4%
ERAC U.S.A. Finance LLC(a)
11/01/2023	2.700%	13,485,000	14,230,462
Wireless 0.9%
American Tower Corp.
01/15/2022	2.250%	17,734,000	18,049,483
Rogers Communications, Inc.(b)
3-month USD LIBOR + 0.600% 03/22/2022	0.836%	13,181,000	13,251,944
Total			31,301,427
Wirelines 1.2%
AT&T, Inc.
06/30/2022	3.000%	20,254,000	20,926,392
Verizon Communications, Inc.(b)
3-month USD LIBOR + 1.000% 03/16/2022	1.219%	18,825,000	19,020,217
Total			39,946,609
Total Corporate Bonds & Notes (Cost $1,706,712,052)			1,711,990,859

Foreign Government Obligations(g) 1.0%

Canada 1.0%
Province of Ontario
06/29/2022	2.450%	17,000,000	17,526,906

The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Foreign Government Obligations(g) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Province of Quebec
01/31/2022	2.375%	16,601,000	16,959,945
Total			34,486,851
Total Foreign Government Obligations (Cost $34,372,314)			34,486,851

Residential Mortgage-Backed Securities - Agency 0.0%

Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.255% Cap 11.173% 02/01/2036	3.059%	54,937	58,106
Federal National Mortgage Association(b)
12-month USD LIBOR + 2.130% Floor 2.130%, Cap 10.130% 03/01/2034	4.130%	113,439	113,103
Total Residential Mortgage-Backed Securities - Agency (Cost $167,456)			171,209

Residential Mortgage-Backed Securities - Non-Agency 6.2%

Bellemeade Re Ltd.(a),(b)
CMO Series 2019-1A Class M1A
1-month USD LIBOR + 1.300% Floor 1.300% 03/25/2029	1.430%	369,023	369,043
CMO Series 2019-3A Class M1A
1-month USD LIBOR + 1.100% Floor 1.100% 07/25/2029	1.230%	768,181	767,583
CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.300% Floor 2.300% 08/26/2030	2.430%	7,825,000	7,837,356
CMO Series 2020-3A Class M1A
1-month USD LIBOR + 2.000% Floor 2.000% 10/25/2030	2.148%	9,800,000	9,822,118
Citigroup Mortgage Loan Trust, Inc.(a),(d)
CMO Series 2019-IMC1 Class A1
07/25/2049	2.720%	3,473,969	3,540,204
CMO Series 2019-IMC1 Class A2
07/25/2049	2.930%	1,203,749	1,227,800
CSMC Ltd.(a)
Subordinated CMO Series 2020-BPL2 Class A1
03/25/2026	3.453%	11,527,785	11,517,337
Deephaven Residential Mortgage Trust(a)
CMO Series 2020-2 Class A1
05/25/2065	1.692%	7,254,817	7,301,129
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2020-DNA6 Class M1
30-day Average SOFR + 0.900% 12/25/2050	0.982%	7,850,000	7,865,793
Subordinated CMO Series 2020-DNA5 Class M1
30-day Average SOFR + 1.300% 10/25/2050	1.382%	6,128,434	6,138,659
Freddie Mac Structured Agency Credit Risk REMIC Trust(a),(b)
CMO Series 2021-DNA1 Class M1
30-day Average SOFR + 0.650% 01/25/2051	0.729%	3,750,000	3,750,123
Home Re Ltd.(a),(b),(c)
CMO Series 2021-1 Class M1A
1-month USD LIBOR + 1.050% 07/25/2033	1.173%	17,250,000	17,248,325
Home RE Ltd.(a),(b)
CMO Series 2020-1 Class M1A
1-month USD LIBOR + 2.600% Floor 2.600% 10/25/2030	2.744%	14,250,000	14,371,280
Mello Warehouse Securitization Trust(a),(b)
CMO Series 2020-1 Class A
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2053	1.049%	20,000,000	20,008,204
MFA Trust(a),(d)
CMO Series 2020-NQM3 Class A3
01/26/2065	1.632%	4,557,551	4,546,487
Mortgage Repurchase Agreement Financing Trust(a),(b)
CMO Series 2020-1 Class A1
1-month USD LIBOR + 2.000% Floor 2.000% 04/30/2022	2.133%	12,000,000	12,004,351
MRA Issuance Trust(a),(b)
CMO Series 2020-12 Class A1X
1-month USD LIBOR + 1.350% Floor 1.350% 07/15/2021	1.477%	30,000,000	29,999,028
New Residential Mortgage Loan Trust(a),(d)
CMO Series 2020-NPL2 Class A1
08/25/2060	3.228%	4,638,465	4,675,078
NRZ Excess Spread-Collateralized Notes(a)
Series 2020-PLS1 Class A
12/25/2025	3.844%	6,762,269	6,775,589
Oaktown Re V Ltd.(a),(b)
Subordinated CMO Series 2020-2A Class M1A
1-month USD LIBOR + 2.400% Floor 2.400% 10/25/2030	2.543%	3,800,000	3,808,390

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pretium Mortgage Credit Partners I LLC(a),(d)
CMO Series 2020-NPL3 Class A1
06/27/2060	3.105%	10,541,564	10,568,385
Radnor Re Ltd.(a),(b)
CMO Series 2019-2 Class M1A
1-month USD LIBOR + 1.200% Floor 1.200% 06/25/2029	1.330%	565,872	565,873
Station Place Securitization Trust(a),(b),(e)
Subordinated CMO Series 2021-WL1 Class C
1-month USD LIBOR + 1.050% Floor 1.050% 01/26/2054	3.400%	4,500,000	4,500,000
VCAT LLC(a)
CMO Series 2021-NPL1 Class A1
12/26/2050	2.289%	3,121,345	3,122,152
Verus Securitization Trust(a),(d)
CMO Series 2019-1 Class A2
02/25/2059	3.938%	2,365,165	2,374,717
CMO Series 2019-INV1 Class A3
12/25/2059	3.658%	1,626,690	1,676,075
CMO Series 2020-1 Class A1
01/25/2060	2.417%	2,816,491	2,878,892
CMO Series 2020-NPL1 Class A1
08/25/2050	3.598%	9,189,859	9,244,598
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $207,932,455)			208,504,569

Treasury Bills 3.0%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
United States 3.0%
U.S. Treasury Bills
04/08/2021	0.050%	101,000,000	100,990,277
Total Treasury Bills (Cost $100,984,788)			100,990,277

U.S. Government & Agency Obligations 2.1%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Farm Credit Banks Funding Corp.(b)
1-month USD LIBOR + -0.025% 05/28/2021	0.098%	13,000,000	12,998,765
1-month USD LIBOR + 0.160% 10/04/2021	0.304%	16,355,000	16,373,539
1-month USD LIBOR + 0.030% 11/02/2021	0.174%	6,965,000	6,964,241
1-month USD LIBOR + 0.260% 11/23/2021	0.390%	2,250,000	2,253,598
1-month USD LIBOR + 0.100% 12/23/2021	0.230%	3,000,000	3,001,837
1-month USD LIBOR + 0.080% 09/06/2022	0.220%	22,130,000	22,144,970
Federal Farm Credit Banks Funding Corp.
03/13/2023	0.750%	2,137,000	2,161,554
Federal Home Loan Banks(b)
1-month USD LIBOR + -0.010% 03/26/2021	0.115%	5,000,000	5,000,251
Total U.S. Government & Agency Obligations (Cost $70,887,646)			70,898,755

Money Market Funds 4.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 0.104%(h),(i)	162,701,025	162,684,755
Total Money Market Funds (Cost $162,675,028)		162,684,755
Total Investments in Securities (Cost: $3,445,068,509)		3,452,317,629
Other Assets & Liabilities, Net		(93,113,553)
Net Assets		3,359,204,076

At January 31, 2021, securities and/or cash totaling $300,000 were pledged as collateral.
Investments in derivatives
Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	(1,000)	03/2021	USD	(220,976,562)	—	(169,939)
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $1,357,604,875, which represents 40.41% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of January 31, 2021.
(c)	Represents a security purchased on a when-issued basis.
(d)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of January 31, 2021.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of January 31, 2021.
(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	The rate shown is the seven-day current annualized yield at January 31, 2021.
(i)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the period ended January 31, 2021 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 0.104%
	71,788,081	923,560,400	(832,657,561)	(6,165)	162,684,755	1,241	52,461	162,701,025
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	17

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Fair value measurements  (continued)
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities — Non-Agency	—	1,115,254,813	2,900,000	1,118,154,813
Commercial Mortgage-Backed Securities - Non-Agency	—	24,488,061	—	24,488,061
Commercial Paper	—	19,947,480	—	19,947,480
Corporate Bonds & Notes	—	1,711,990,859	—	1,711,990,859
Foreign Government Obligations	—	34,486,851	—	34,486,851
Residential Mortgage-Backed Securities - Agency	—	171,209	—	171,209
Residential Mortgage-Backed Securities - Non-Agency	—	204,004,569	4,500,000	208,504,569
Treasury Bills	100,990,277	—	—	100,990,277
U.S. Government & Agency Obligations	—	70,898,755	—	70,898,755
Money Market Funds	162,684,755	—	—	162,684,755
Total Investments in Securities	263,675,032	3,181,242,597	7,400,000	3,452,317,629
Investments in Derivatives
Liability
Futures Contracts	(169,939)	—	—	(169,939)
Total	263,505,093	3,181,242,597	7,400,000	3,452,147,690
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Statement of Assets and Liabilities
January 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $3,282,393,481)	$3,289,632,874
Affiliated issuers (cost $162,675,028)	162,684,755
Cash	12,787
Margin deposits on:
Futures contracts	300,000
Receivable for:
Investments sold	6,072,343
Capital shares sold	27,333,196
Dividends	18,645
Interest	8,459,202
Foreign tax reclaims	27,192
Prepaid expenses	47,241
Trustees’ deferred compensation plan	174,037
Other assets	98,939
Total assets	3,494,861,211
Liabilities
Payable for:
Investments purchased	48,110,231
Investments purchased on a delayed delivery basis	67,549,377
Capital shares purchased	17,623,218
Distributions to shareholders	2,138,057
Variation margin for futures contracts	15,624
Management services fees	19,172
Distribution and/or service fees	3,522
Transfer agent fees	15,113
Compensation of board members	2,155
Compensation of chief compliance officer	45
Other expenses	6,584
Trustees’ deferred compensation plan	174,037
Total liabilities	135,657,135
Net assets applicable to outstanding capital stock	$3,359,204,076
Represented by
Paid in capital	3,361,024,353
Total distributable earnings (loss)	(1,820,277)
Total - representing net assets applicable to outstanding capital stock	$3,359,204,076
Class A
Net assets	$861,288,246
Shares outstanding	95,140,468
Net asset value per share	$9.05
Advisor Class
Net assets	$13,064,308
Shares outstanding	1,442,076
Net asset value per share	$9.06
Institutional Class
Net assets	$318,863,577
Shares outstanding	35,193,500
Net asset value per share	$9.06
Institutional 3 Class
Net assets	$2,165,987,945
Shares outstanding	239,009,998
Net asset value per share	$9.06
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	19

Statement of Operations
Six Months Ended January 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$12,300
Dividends — affiliated issuers	52,461
Interest	16,345,063
Interfund lending	275
Total income	16,410,099
Expenses:
Management services fees	2,913,915
Distribution and/or service fees
Class A	481,792
Transfer agent fees
Class A	126,303
Advisor Class	1,481
Institutional Class	54,686
Institutional 3 Class	63,375
Compensation of board members	27,212
Custodian fees	10,584
Printing and postage fees	18,177
Registration fees	166,711
Audit fees	14,750
Legal fees	21,173
Compensation of chief compliance officer	410
Other	30,670
Total expenses	3,931,239
Net investment income	12,478,860
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	3,809,476
Investments — affiliated issuers	1,241
Futures contracts	30,206
Net realized gain	3,840,923
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(2,125,862)
Investments — affiliated issuers	(6,165)
Futures contracts	(529)
Net change in unrealized appreciation (depreciation)	(2,132,556)
Net realized and unrealized gain	1,708,367
Net increase in net assets resulting from operations	$14,187,227
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
Operations
Net investment income	$12,478,860	$25,639,273
Net realized gain	3,840,923	626,917
Net change in unrealized appreciation (depreciation)	(2,132,556)	6,686,088
Net increase in net assets resulting from operations	14,187,227	32,952,278
Distributions to shareholders
Net investment income and net realized gains
Class A	(2,674,107)	(5,261,459)
Advisor Class	(35,521)	(34,009)
Institutional Class	(1,387,626)	(2,580,583)
Institutional 3 Class	(9,512,832)	(18,104,054)
Total distributions to shareholders	(13,610,086)	(25,980,105)
Increase in net assets from capital stock activity	1,120,237,333	1,271,306,468
Total increase in net assets	1,120,814,474	1,278,278,641
Net assets at beginning of period	2,238,389,602	960,110,961
Net assets at end of period	$3,359,204,076	$2,238,389,602

	Six Months Ended		Year Ended
	January 31, 2021 (Unaudited)		July 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	64,626,278	585,007,636	69,644,419	628,213,829
Distributions reinvested	294,821	2,668,581	584,021	5,261,144
Redemptions	(19,079,376)	(172,707,371)	(34,065,302)	(306,220,954)
Net increase	45,841,723	414,968,846	36,163,138	327,254,019
Advisor Class
Subscriptions	1,952,740	17,691,834	1,989,107	17,897,308
Distributions reinvested	3,915	35,468	3,773	33,760
Redemptions	(793,099)	(7,185,480)	(1,715,695)	(15,260,764)
Net increase	1,163,556	10,541,822	277,185	2,670,304
Institutional Class
Subscriptions	24,134,900	218,662,184	30,933,196	278,998,091
Distributions reinvested	152,869	1,384,993	286,121	2,580,337
Redemptions	(13,561,980)	(122,871,529)	(13,506,162)	(121,761,960)
Net increase	10,725,789	97,175,648	17,713,155	159,816,468
Institutional 3 Class
Subscriptions	134,429,433	1,218,079,287	128,941,311	1,162,671,473
Distributions reinvested	200,374	1,815,391	727,007	6,561,077
Redemptions	(68,684,401)	(622,343,661)	(42,944,401)	(387,666,873)
Net increase	65,945,406	597,551,017	86,723,917	781,565,677
Total net increase	123,676,474	1,120,237,333	140,877,395	1,271,306,468
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Six Months Ended 1/31/2021 (Unaudited)	$9.05	0.03	0.01	0.04	(0.04)	(0.04)
Year Ended 7/31/2020	$9.03	0.16	0.03	0.19	(0.17)	(0.17)
Year Ended 7/31/2019(d)	$9.01	0.09	0.02	0.11	(0.09)	(0.09)
Advisor Class
Six Months Ended 1/31/2021 (Unaudited)	$9.06	0.04	0.01	0.05	(0.05)	(0.05)
Year Ended 7/31/2020	$9.04	0.16	0.05	0.21	(0.19)	(0.19)
Year Ended 7/31/2019(e)	$8.99	0.14	0.05	0.19	(0.14)	(0.14)
Institutional Class
Six Months Ended 1/31/2021 (Unaudited)	$9.06	0.04	0.01	0.05	(0.05)	(0.05)
Year Ended 7/31/2020	$9.04	0.17	0.04	0.21	(0.19)	(0.19)
Year Ended 7/31/2019(f)	$8.99	0.15	0.04	0.19	(0.14)	(0.14)
Institutional 3 Class
Six Months Ended 1/31/2021 (Unaudited)	$9.06	0.04	0.01	0.05	(0.05)	(0.05)
Year Ended 7/31/2020	$9.04	0.18	0.03	0.21	(0.19)	(0.19)
Year Ended 7/31/2019	$9.00	0.22	0.04	0.26	(0.22)	(0.22)
Year Ended 7/31/2018	$9.02	0.14	(0.01)	0.13	(0.15)	(0.15)
Year Ended 7/31/2017	$9.01	0.10	0.01	0.11	(0.10)	(0.10)
Year Ended 7/31/2016	$9.00	0.06	0.01	0.07	(0.06)	(0.06)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Class A shares commenced operations on February 20, 2019. Per share data and total return reflect activity from that date.
(e)	Advisor Class shares commenced operations on December 3, 2018. Per share data and total return reflect activity from that date.
(f)	Institutional Class shares commenced operations on December 3, 2018. Per share data and total return reflect activity from that date.
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2021 (Unaudited)	$9.05	0.42%	0.42%(c)	0.42%(c)	0.75%(c)	46%	$861,288
Year Ended 7/31/2020	$9.05	2.17%	0.43%	0.43%	1.79%	100%	$446,211
Year Ended 7/31/2019(d)	$9.03	1.27%	0.42%(c)	0.42%(c)	2.43%(c)	95%	$118,625
Advisor Class
Six Months Ended 1/31/2021 (Unaudited)	$9.06	0.50%	0.27%(c)	0.27%(c)	0.85%(c)	46%	$13,064
Year Ended 7/31/2020	$9.06	2.32%	0.27%	0.27%	1.81%	100%	$2,522
Year Ended 7/31/2019(e)	$9.04	2.16%	0.27%(c)	0.27%(c)	2.52%(c)	95%	$12
Institutional Class
Six Months Ended 1/31/2021 (Unaudited)	$9.06	0.50%	0.27%(c)	0.27%(c)	0.91%(c)	46%	$318,864
Year Ended 7/31/2020	$9.06	2.32%	0.28%	0.28%	1.94%	100%	$221,636
Year Ended 7/31/2019(f)	$9.04	2.18%	0.30%(c)	0.30%(c)	2.63%(c)	95%	$61,044
Institutional 3 Class
Six Months Ended 1/31/2021 (Unaudited)	$9.06	0.52%	0.24%(c)	0.24%(c)	0.95%(c)	46%	$2,165,988
Year Ended 7/31/2020	$9.06	2.35%	0.25%	0.25%	2.00%	100%	$1,568,020
Year Ended 7/31/2019	$9.04	2.91%	0.25%	0.25%	2.40%	95%	$780,430
Year Ended 7/31/2018	$9.00	1.40%	0.26%	0.25%	1.56%	66%	$1,128,076
Year Ended 7/31/2017	$9.02	1.19%	0.26%	0.25%	1.08%	111%	$1,735,029
Year Ended 7/31/2016	$9.01	0.77%	0.26%	0.25%	0.65%	82%	$1,472,360
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	23

Notes to Financial Statements
January 31, 2021 (Unaudited)
Note 1. Organization
Columbia Ultra Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Columbia Ultra Short Term Bond Fund must be purchased through financial intermediaries that, by written agreement with Columbia Management Investment Distributors, Inc., are specifically authorized to sell the Fund’s shares.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A shares are offered to the general public for investment. Advisor Class, Institutional Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
24	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	25

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark and to manage exposure to movements in interest rates. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
26	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at January 31, 2021:
Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	169,939*

*	Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin is reported in receivables or payables in the Statement of Assets and Liabilities.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	30,206

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(529)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	193,304,688

*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2021.
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability on the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
28	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Recent accounting pronouncement
Accounting Standards Update 2020-04 Reference Rate Reform
In March 2020, the Financial Accounting Standards Board issued Accounting Standards Update (ASU) No. 2020-04 Reference Rate Reform – Facilitation of the Effects of Reference Rate Reform on Financial Statements. This standard provides exceptions for applying GAAP to contract modifications, hedging relationships and other transactions affected by reference rate reform if certain criteria are met. The standard is elective and effective on March 12, 2020 through December 31, 2022. The Fund expects that the adoption of the guidance will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to 0.21% of the Fund’s daily net assets.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 3 Class shares are subject to an annual limitation of not more than 0.02% of the average daily net assets attributable to Institutional 3 Class shares.
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
For the six months ended January 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.04
Advisor Class	0.04
Institutional Class	0.04
Institutional 3 Class	0.01
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.15% of the average daily net assets attributable to Class A shares of the Fund.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees for Class A, Advisor Class and Institutional Class and permanently for as long as the Investment Manager manages the Fund for Institutional 3 Class, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
Fee rate(s) contractual through November 30, 2021
Class A	0.50%
Advisor Class	0.35
Institutional Class	0.35
Institutional 3 Class	0.25
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
30	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
At January 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
3,445,069,000	8,773,000	(1,694,000)	7,079,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at July 31, 2020, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code.
No expiration short-term ($)	No expiration long-term ($)	Total ($)
(4,223,106)	(7,641,436)	(11,864,542)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $2,232,780,135 and $1,214,852,149, respectively, for the six months ended January 31, 2021, of which $32,918,021 and $71,698,182, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. In addition, the Board of Trustees of the Affiliated MMF may impose a fee on redemptions (sometimes referred to as a liquidity fee) or temporarily suspend redemptions (sometimes referred to as imposing a redemption gate) in the event its liquidity falls below regulatory limits.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the six months ended January 31, 2021 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	3,240,000	0.62	5
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at January 31, 2021.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2021.
Note 9. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
LIBOR replacement risk
The elimination of London Inter-Bank Offered Rate (LIBOR), among other "inter-bank offered" reference rates, may adversely affect the interest rates on, and value of, certain Fund investments for which the value is tied to LIBOR. Alternatives to LIBOR have been established or are in development in most major currencies including the Secured Overnight Financing Rate (SOFR) that is intended to replace U.S. dollar LIBOR. Markets are slowly developing in response to these new reference rates. Uncertainty related to the liquidity impact of the change in rates, and how to appropriately adjust these rates at the time of transition, poses risks for the Fund. These risks are likely to persist until new reference rates and fallbacks for both legacy and new instruments and contracts are commercially accepted and market practices become settled.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to
32	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Mortgage- and other asset-backed securities risk
The value of any mortgage-backed and other asset-backed securities including collateralized debt obligations, if any, held by the Fund may be affected by, among other things, changes or perceived changes in: interest rates; factors concerning the interests in and structure of the issuer or the originator of the mortgages or other assets; the creditworthiness of the entities that provide any supporting letters of credit, surety bonds or other credit enhancements; or the market’s assessment of the quality of underlying assets. Payment of principal and interest on some mortgage-backed securities (but not the market value of the securities themselves) may be guaranteed by the full faith and credit of a particular U.S. Government agency, authority,
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
enterprise or instrumentality, and some, but not all, are also insured or guaranteed by the U.S. Government. Mortgage-backed securities issued by non-governmental issuers (such as commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers) may entail greater risk than obligations guaranteed by the U.S. Government. Mortgage- and other asset-backed securities are subject to liquidity risk and prepayment risk. A decline or flattening of housing values may cause delinquencies in mortgages (especially sub-prime or non-prime mortgages) underlying mortgage-backed securities and thereby adversely affect the ability of the mortgage-backed securities issuer to make principal and/or interest payments to mortgage-backed securities holders, including the Fund. Rising or high interest rates tend to extend the duration of mortgage- and other asset-backed securities, making their prices more volatile and more sensitive to changes in interest rates.
Shareholder concentration risk
At January 31, 2021, one unaffiliated shareholder of record owned 53.7% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 42.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
34	Columbia Ultra Short Term Bond Fund | Semiannual Report 2021

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Columbia Ultra Short Term Bond Fund | Semiannual Report 2021	35

Columbia Ultra Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR103_07_L01_(03/21)

SemiAnnual Report
January 31, 2021
Columbia U.S. Social Bond Fund
Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s annual and semiannual shareholder reports like this one are no longer sent by mail, unless you specifically requested paper copies of the reports. Instead, the reports are made available on the Fund’s website (columbiathreadneedleus.com/investor/), and each time a report is posted you will be notified by mail and provided with a website address to access the report.
If you have already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically at any time by contacting your financial intermediary (such as a broker-dealer or bank) or, for Fund shares held directly with the Fund, by calling 800.345.6611 or by enrolling in “eDelivery” by logging into your account at columbiathreadneedleus.com/investor/.
You may elect to receive all future shareholder reports in paper free of charge. If you invest through a financial intermediary, you can contact your financial intermediary to request that you continue receiving paper copies of your shareholder reports. If you invest directly with the Fund, you can call 800.345.6611 to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive paper reports will apply to all Columbia Funds held in your account if you invest through a financial intermediary or all Columbia Funds held with the fund complex if you invest directly with the Fund.
Not Federally Insured • No Financial Institution Guarantee • May Lose Value

If you elect to receive the shareholder report for Columbia U.S. Social Bond Fund (the Fund) in paper, mailed to you, the Fund mails one shareholder report to each shareholder address, unless such shareholder elects to receive shareholder reports from the Fund electronically via e-mail or by having a paper notice mailed to you (Postcard Notice) that your Fund’s shareholder report is available at the Columbia funds’ website (columbiathreadneedleus.com/investor/). If you would like more than one report in paper to be mailed to you, or would like to elect to receive reports via e-mail or access them through Postcard Notice, please call shareholder services at 800.345.6611 and additional reports will be sent to you.
Proxy voting policies and procedures
The policy of the Board of Trustees is to vote the proxies of the companies in which the Fund holds investments consistent with the procedures as stated in the Statement of Additional Information (SAI). You may obtain a copy of the SAI without charge by calling 800.345.6611; contacting your financial intermediary; visiting columbiathreadneedleus.com/investor/; or searching the website of the Securities and Exchange Commission (SEC) at sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities is filed with the SEC by August 31st for the most recent 12-month period ending June 30th of that year, and is available without charge by visiting columbiathreadneedleus.com/investor/, or searching the website of the SEC at sec.gov.
Quarterly schedule of investments
The Fund files a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. The Fund’s Form N-PORT filings are available on the SEC’s website at sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-PORT, can also be obtained without charge, upon request, by calling 800.345.6611.
Additional Fund information
For more information about the Fund, please visit columbiathreadneedleus.com/investor/ or call 800.345.6611. Customer Service Representatives are available to answer your questions Monday through Friday from 8 a.m. to 7 p.m. Eastern time.
Fund investment manager
Columbia Management Investment Advisers, LLC (the Investment Manager)
225 Franklin Street
Boston, MA 02110
Fund distributor
Columbia Management Investment Distributors, Inc.
225 Franklin Street
Boston, MA 02110
Fund transfer agent
Columbia Management Investment Services Corp.
P.O. Box 219104
Kansas City, MO 64121-9104
Columbia U.S. Social Bond Fund  |  Semiannual Report 2021

Fund at a Glance
(Unaudited)
Investment objective
The Fund seeks total return, consisting of current income and capital appreciation, through investments that seek to support and fund socially beneficial activities and developments, primarily in the U.S.
Portfolio management
Kimberly Campbell
Lead Portfolio Manager
Managed Fund since 2018
Tom Murphy, CFA
Portfolio Manager
Managed Fund since 2015
Malcolm (Mac) Ryerse
Portfolio Manager
Managed Fund since 2018
Average annual total returns (%) (for the period ended January 31, 2021)
		Inception	6 Months cumulative	1 Year	5 Years	Life
Class A	Excluding sales charges	03/26/15	1.58	2.95	3.57	3.51
	Including sales charges		-1.44	-0.12	2.95	2.97
Advisor Class		03/26/15	1.71	3.21	3.81	3.77
Class C	Excluding sales charges	03/26/15	1.30	2.28	2.79	2.75
	Including sales charges		0.30	1.28	2.79	2.75
Institutional Class		03/26/15	1.71	3.21	3.83	3.77
Institutional 2 Class		03/26/15	1.72	3.32	3.83	3.78
Institutional 3 Class*		03/01/17	1.84	3.37	3.81	3.72
Bloomberg Barclays Municipal Bond Index			2.01	4.01	3.79	3.84
Returns for Class A shares are shown with and without the maximum initial sales charge of 3.00%. Returns for Class C shares are shown with and without the applicable contingent deferred sales charge of 1.00% in the first year. The Fund’s other share classes are not subject to sales charges and have limited eligibility. Please see the Fund’s prospectus for details. Performance for different share classes will vary based on differences in sales charges and fees associated with each share class. All results shown assume reinvestment of distributions during the period. Returns do not reflect the deduction of taxes that a shareholder may pay on Fund distributions or on the redemption of Fund shares. Performance results reflect the effect of any fee waivers or reimbursements of Fund expenses by Columbia Management Investment Advisers, LLC and/or any of its affiliates. Absent these fee waivers or expense reimbursement arrangements, performance results would have been lower.
The performance information shown represents past performance and is not a guarantee of future results. The investment return and principal value of your investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance information shown. You may obtain performance information current to the most recent month-end by contacting your financial intermediary, visiting columbiathreadneedleus.com/investor/ or calling 800.345.6611.
*	The returns shown for periods prior to the share class inception date (including returns for the Life of the Fund, if shown, which are since Fund inception) include the returns of the Fund’s oldest share class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Since the Fund launched more than one share class at its inception, Class A shares were used. Please visit columbiathreadneedleus.com/investor/investment-products/mutual-funds/appended-performance for more information.
The Bloomberg Barclays Municipal Bond Index is an unmanaged index considered representative of the broad market for investment-grade, tax-exempt bonds with a maturity of at least one year.
Indices are not available for investment, are not professionally managed and do not reflect sales charges, fees, brokerage commissions, taxes or other expenses of investing. Securities in the Fund may not match those in an index.
Fund performance may be significantly negatively impacted by the economic impact of the COVID-19 pandemic. The COVID-19 pandemic has adversely impacted economies and capital markets around the world in ways that will likely continue and may change in unforeseen ways for an indeterminate period. The COVID-19 pandemic may exacerbate pre-existing political, social and economic risks in certain countries and globally.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	3

Fund at a Glance   (continued)
(Unaudited)
Portfolio breakdown (%) (at January 31, 2021)
Corporate Bonds & Notes	12.0
Floating Rate Notes	0.7
Money Market Funds	2.8
Municipal Bonds	84.1
Municipal Short Term	0.4
Total	100.0
Percentages indicated are based upon total investments excluding investments in derivatives, if any. The Fund’s portfolio composition is subject to change.
Quality breakdown (%) (at January 31, 2021)
AAA rating	4.7
AA rating	39.6
A rating	27.7
BBB rating	21.8
BB rating	3.5
B rating	0.2
Not rated	2.5
Total	100.0
Percentages indicated are based upon total fixed income investments.
Bond ratings apply to the underlying holdings of the Fund and not the Fund itself and are divided into categories ranging from highest to lowest credit quality, determined by using the middle rating of Moody’s, S&P and Fitch, after dropping the highest and lowest available ratings. When ratings are available from only two rating agencies, the lower rating is used. When a rating is available from only one rating agency, that rating is used. If a security is not rated but has a rating by Kroll and/or DBRS, the same methodology is applied to those bonds that would otherwise be not rated. When a bond is not rated by any rating agency, it is designated as “Not rated.” Credit quality ratings assigned by a rating agency are subjective opinions, not statements of fact, and are subject to change, including daily. The ratings assigned by credit rating agencies are but one of the considerations that the Investment Manager and/or Fund’s subadviser incorporates into its credit analysis process, along with such other issuer-specific factors as cash flows, capital structure and leverage ratios, ability to de-leverage (repay) through free cash flow, quality of management, market positioning and access to capital, as well as such security-specific factors as the terms of the security (e.g., interest rate and time to maturity) and the amount and type of any collateral.
Top Ten States/Territories (%) (at January 31, 2021)
New York	7.5
California	6.2
Pennsylvania	5.5
Texas	5.3
Illinois	4.9
Washington	4.3
Louisiana	4.2
Florida	4.2
Maryland	3.2
Colorado	3.1
Percentages indicated are based upon total investments excluding Money Market Funds and investments in derivatives, if any.
For further detail about these holdings, please refer to the section entitled “Portfolio of Investments.”
Fund holdings are as of the date given, are subject to change at any time, and are not recommendations to buy or sell any security.

4	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Understanding Your Fund’s Expenses
(Unaudited)
As an investor, you incur two types of costs. There are shareholder transaction costs, which generally include sales charges on purchases and may include redemption fees. There are also ongoing fund costs, which generally include management fees, distribution and/or service fees, and other fund expenses. The following information is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to help you compare these costs with the ongoing costs of investing in other mutual funds.
Analyzing your Fund’s expenses
To illustrate these ongoing costs, we have provided examples and calculated the expenses paid by investors in each share class of the Fund during the period. The actual and hypothetical information in the table is based on an initial investment of $1,000 at the beginning of the period indicated and held for the entire period. Expense information is calculated two ways and each method provides you with different information. The amount listed in the “Actual” column is calculated using the Fund’s actual operating expenses and total return for the period. You may use the Actual information, together with the amount invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the results by the expenses paid during the period under the “Actual” column. The amount listed in the “Hypothetical” column assumes a 5% annual rate of return before expenses (which is not the Fund’s actual return) and then applies the Fund’s actual expense ratio for the period to the hypothetical return. You should not use the hypothetical account values and expenses to estimate either your actual account balance at the end of the period or the expenses you paid during the period. See “Compare with other funds” below for details on how to use the hypothetical data.
Compare with other funds
Since all mutual funds are required to include the same hypothetical calculations about expenses in shareholder reports, you can use this information to compare the ongoing cost of investing in the Fund with other funds. To do so, compare the hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds. As you compare hypothetical examples of other funds, it is important to note that hypothetical examples are meant to highlight the ongoing costs of investing in a fund only and do not reflect any transaction costs, such as sales charges, or redemption or exchange fees. Therefore, the hypothetical calculations are useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. If transaction costs were included in these calculations, your costs would be higher.
August 1, 2020 — January 31, 2021
	Account value at the beginning of the period ($)		Account value at the end of the period ($)		Expenses paid during the period ($)		Fund’s annualized expense ratio (%)
	Actual	Hypothetical	Actual	Hypothetical	Actual	Hypothetical	Actual
Class A	1,000.00	1,000.00	1,015.80	1,021.44	3.52	3.53	0.70
Advisor Class	1,000.00	1,000.00	1,017.10	1,022.69	2.26	2.27	0.45
Class C	1,000.00	1,000.00	1,013.00	1,017.70	7.28	7.29	1.45
Institutional Class	1,000.00	1,000.00	1,017.10	1,022.69	2.26	2.27	0.45
Institutional 2 Class	1,000.00	1,000.00	1,017.20	1,022.74	2.21	2.22	0.44
Institutional 3 Class	1,000.00	1,000.00	1,018.40	1,023.04	1.91	1.92	0.38
Expenses paid during the period are equal to the annualized expense ratio for each class as indicated above, multiplied by the average account value over the period and then multiplied by the number of days in the Fund’s most recent fiscal half year and divided by 365.
Expenses do not include fees and expenses incurred indirectly by the Fund from its investment in underlying funds, including affiliated and non-affiliated pooled investment vehicles, such as mutual funds and exchange-traded funds.
Had Columbia Management Investment Advisers, LLC and/or certain of its affiliates not waived/reimbursed certain fees and expenses, account value at the end of the period would have been reduced.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	5

Portfolio of Investments
January 31, 2021 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Corporate Bonds & Notes 12.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States 12.0%
AbbVie, Inc.
05/14/2025	3.600%	500,000	554,419
American Tower Corp.
08/15/2029	3.800%	400,000	454,512
Apple, Inc.
Green Bond
02/23/2023	2.850%	250,000	262,142
AT&T, Inc.
06/30/2022	3.000%	250,000	258,299
02/01/2028	1.650%	250,000	251,495
Broadcom Corp./Cayman Finance Ltd.
01/15/2027	3.875%	500,000	558,794
Capital One Financial Corp.
01/30/2023	3.200%	500,000	526,203
Cardinal Health, Inc.
06/15/2022	2.616%	400,000	411,022
Carrier Global Corp.
02/15/2027	2.493%	300,000	321,586
Cigna Corp.
10/15/2027	3.050%	250,000	278,034
10/15/2028	4.375%	250,000	297,161
ConAgra Foods, Inc.
01/25/2023	3.200%	232,000	243,281
Crown Castle International Corp.
02/15/2028	3.800%	300,000	338,975
CVS Health Corp.
06/01/2021	2.125%	250,000	251,151
03/09/2023	3.700%	35,000	37,330
Five Corners Funding Trust(a)
11/15/2023	4.419%	500,000	553,619
Kellogg Co.
12/01/2023	2.650%	300,000	318,535
Local Initiatives Support Corp.
03/01/2037	4.649%	400,000	467,447
NextEra Energy Capital Holdings, Inc.
06/01/2030	2.250%	500,000	517,565
St. Joseph’s Hospital & Medical Center
07/01/2027	4.584%	300,000	331,994
Sysco Corp.
07/15/2021	2.500%	250,000	251,966
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Verizon Communications, Inc.
11/01/2022	2.450%	250,000	257,887
09/21/2028	4.329%	250,000	297,055
Total			8,040,472
Total Corporate Bonds & Notes (Cost $7,672,222)			8,040,472

Floating Rate Notes 0.7%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Indiana 0.2%
Indiana Finance Authority(b),(c)
Revenue Bonds
Parkview Health System
Series 2018D (Wells Fargo Bank)
11/01/2039	0.010%	150,000	150,000
New York 0.5%
New York City Water & Sewer System(b),(c)
Revenue Bonds
2nd General Resolution
Series 2013 (JPMorgan Chase Bank)
06/15/2050	0.010%	300,000	300,000
Total Floating Rate Notes (Cost $450,000)			450,000

Municipal Bonds 84.1%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Alabama 2.2%
Alabama Public School and College Authority
Refunding Revenue Bonds
Social Bonds
Series 2020A
11/01/2036	4.000%	500,000	626,460
Alabama Special Care Facilities Financing Authority
Refunding Revenue Bonds
Children’s Hospital of Alabama
Series 2015
06/01/2027	5.000%	250,000	295,310
Butler County Board of Education
Refunding Revenue Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	292,658
The accompanying Notes to Financial Statements are an integral part of this statement.
6	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Tuscaloosa City Board of Education
Revenue Bonds
Series 2016
08/01/2030	5.000%	200,000	244,772
Total			1,459,200
Arizona 1.7%
Arizona Industrial Development Authority
Revenue Bonds
Phoenix Children’s Hospital
Series 2020
02/01/2050	4.000%	200,000	234,282
Glendale Union High School District No. 205
Unlimited General Obligation Bonds
Series 2021A (AGM)
07/01/2034	4.000%	200,000	253,098
La Paz County Industrial Development Authority
Revenue Bonds
Charter School Solutions - Harmony Public Schools Project
Series 2016
02/15/2036	5.000%	100,000	113,101
02/15/2046	5.000%	210,000	233,465
Pinal County Union High School District No. 82 Casa Grande
Unlimited General Obligation Refunding Bonds
Series 2015 (AGM)
07/01/2026	5.000%	250,000	298,605
Total			1,132,551
California 6.0%
California Health Facilities Financing Authority
Taxable Senior Revenue Bonds
No Place Like Home Program
Series 2019
06/01/2033	2.984%	600,000	643,170
California Municipal Finance Authority
Refunding Revenue Bonds
Community Medical Centers
Series 2017A
02/01/2037	5.000%	300,000	353,802
Harbor Regional Center Project
Series 2015
11/01/2024	5.000%	250,000	293,995
California School Finance Authority(a)
Refunding Revenue Bonds
Aspire Public Schools
Series 2016
08/01/2036	5.000%	500,000	579,470
Revenue Bonds
Green Dot Public School Project
Series 2015A
08/01/2025	4.000%	250,000	276,830
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
California Statewide Communities Development Authority
Refunding Revenue Bonds
Adventist Health System West
Series 2015
03/01/2025	5.000%	250,000	296,087
Lammersville Joint Unified School District
Refunding Special Tax Bonds
Community Facilities District #2002
Series 2017
09/01/2033	5.000%	400,000	476,188
Placer County Public Financing Authority
Refunding Taxable Revenue Bonds
mPOWER Program
Series 2018 (BAM)
10/01/2038	4.875%	245,000	274,312
San Francisco City & County Redevelopment Agency
Refunding Tax Allocation Bonds
Mission Bay Housing Project
Subordinated Series 2017 (AGM)
08/01/2025	3.250%	300,000	327,453
State of California
Unlimited General Obligation Refunding Bonds
Series 2020
11/01/2037	4.000%	400,000	499,972
Total			4,021,279
Colorado 3.0%
Colorado Health Facilities Authority
Refunding Revenue Bonds
CommonSpirit Health
Series 2019A
08/01/2049	4.000%	450,000	511,438
Parkview Medical Center
Series 2015B
09/01/2026	5.000%	250,000	294,865
Denver City & County School District No. 1
Unlimited General Obligation Bonds
Series 2021
12/01/2040	4.000%	600,000	749,172
Regional Transportation District
Refunding Revenue Bonds
Denver Transit Partners
Series 2020
07/15/2035	4.000%	250,000	302,998
State of Colorado
Certificate of Participation
Series 2020A
12/15/2034	4.000%	125,000	156,509
Total			2,014,982

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	7

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
District of Columbia 1.4%
District of Columbia
Refunding Revenue Bonds
Friendship Public Charter School
Series 2016
06/01/2041	5.000%	250,000	281,803
Washington Metropolitan Area Transit Authority
Revenue Bonds
Series 2020A
07/15/2045	5.000%	500,000	648,925
Total			930,728
Florida 4.1%
Alachua County Health Facilities Authority
Refunding Revenue Bonds
Shands Teaching Hospital & Clinics
Series 2019
12/01/2037	5.000%	400,000	514,264
City of Tallahassee
Revenue Bonds
Tallahassee Memorial Healthcare, Inc. Project
Series 2016
12/01/2055	5.000%	250,000	277,978
County of Miami-Dade Water & Sewer System
Refunding Revenue Bonds
Series 2019C
10/01/2049	4.000%	500,000	593,135
Florida Development Finance Corp.(a)
Revenue Bonds
Renaissance Charter School Inc. Projects
Series 2015
06/15/2025	5.000%	100,000	107,344
Miami-Dade County Health Facilities Authority
Refunding Revenue Bonds
Nicklaus Childrens Hospital
Series 2017
08/01/2037	5.000%	500,000	601,190
Palm Beach County School District
Certificate of Participation
Series 2020A
08/01/2034	5.000%	250,000	330,750
School District of Broward County
Refunding Certificate of Participation
Series 2016A
07/01/2032	5.000%	250,000	301,342
Total			2,726,003
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Georgia 1.1%
Cedartown Polk County Hospital Authority
Revenue Bonds
RAC Series 2016
07/01/2039	5.000%	250,000	285,100
Forsyth County School District
Unlimited General Obligation Bonds
Series 2020
02/01/2030	5.000%	350,000	481,898
Total			766,998
Idaho 0.7%
Idaho Health Facilities Authority
Refunding Revenue Bonds
Madison Memorial Hospital
Series 2016
09/01/2028	5.000%	250,000	293,132
Idaho Housing & Finance Association
Revenue Bonds
Series 2015A-1
07/01/2025	3.200%	175,000	188,092
Total			481,224
Illinois 4.7%
Chicago Board of Education
Unlimited General Obligation Bonds
Dedicated
Series 2017H
12/01/2036	5.000%	335,000	398,385
Chicago Park District
Limited General Obligation Bonds
Series 2016A
01/01/2032	5.000%	300,000	347,001
City of Chicago Wastewater Transmission
Revenue Bonds
2nd Lien
Series 2017A
01/01/2031	5.000%	300,000	366,972
City of Chicago Waterworks
Refunding Revenue Bonds
2nd Lien
Series 2001 (AMBAC)
11/01/2030	5.750%	585,000	729,905
Cook County Community College District No. 508
Unlimited General Obligation Bonds
Chicago City Colleges
Series 2017 (BAM)
12/01/2047	5.000%	100,000	117,325

The accompanying Notes to Financial Statements are an integral part of this statement.
8	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Cook County Community High School District No. 212 Leyden
Revenue Bonds
Series 2016C (BAM)
12/01/2034	5.000%	250,000	291,295
Illinois Finance Authority
Refunding Revenue Bonds
Southern Illinois Healthcare, Inc.
Series 2017
03/01/2034	5.000%	150,000	181,368
Illinois Housing Development Authority
Revenue Bonds
Series 2016A
10/01/2036	3.450%	105,000	111,728
Metropolitan Water Reclamation District of Greater Chicago
Unlimited General Obligation Bonds
Green Bonds
Series 2016E
12/01/2035	5.000%	500,000	618,010
Total			3,161,989
Indiana 2.4%
Ball State University
Revenue Bonds
Housing and Dining
Series 2018
07/01/2038	5.000%	500,000	623,930
Indiana Finance Authority
Revenue Bonds
Green Bonds - CWA Authority Project
Series 2019
10/01/2044	5.000%	350,000	445,966
Taxable Revenue Bonds
Series 2016A
07/01/2027	2.816%	250,000	271,273
Northern Indiana Commuter Transportation District
Revenue Bonds
Series 2016
07/01/2032	5.000%	250,000	298,022
Total			1,639,191
Kentucky 0.6%
Kentucky Economic Development Finance Authority
Refunding Revenue Bonds
Owensboro Health System
Series 2017A
06/01/2026	5.000%	350,000	401,800
Louisiana 4.1%
City of New Orleans Sewerage Service
Revenue Bonds
Series 2020B (AGM)
06/01/2035	4.000%	150,000	182,350
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
City of Shreveport Water & Sewer
Revenue Bonds
Junior Lien
Series 2017B (AGM)
12/01/2041	5.000%	400,000	484,676
Louisiana Local Government Environmental Facilities & Community Development Authority
Refunding Revenue Bonds
Act 391 Project
Series 2017 (BAM)
10/01/2028	5.000%	300,000	388,305
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2017 (AGM)
10/01/2039	5.000%	300,000	360,471
Revenue Bonds
Ragin’ Cajun Facilities, Inc. - Student Housing
Series 2018
10/01/2043	5.000%	200,000	237,666
Louisiana Public Facilities Authority
Refunding Revenue Bonds
Ochsner Clinic Foundation Project
Series 2017
05/15/2034	5.000%	400,000	486,720
Revenue Bonds
LA Children’s Medical Center Project
Series 2018
06/01/2039	5.000%	500,000	617,920
Total			2,758,108
Maine 0.8%
Maine State Housing Authority
Revenue Bonds
Series 2016A
11/15/2035	3.300%	250,000	267,318
Series 2018B
11/15/2038	3.750%	250,000	273,185
Total			540,503
Maryland 3.1%
City of Baltimore
Refunding Revenue Bonds
East Baltimore Research Park
Series 2017
09/01/2038	5.000%	300,000	326,790
Enterprise Community Loan Fund, Inc.
Series 2018
11/01/2028	4.152%	500,000	523,249
Howard County Housing Commission
Revenue Bonds
Woodfield Oxford Square Apartments
Series 2017
12/01/2037	5.000%	300,000	357,414

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	9

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Maryland Health & Higher Educational Facilities Authority
Refunding Revenue Bonds
Meritus Medical Center Issue
Series 2015
07/01/2023	5.000%	250,000	275,955
Revenue Bonds
MedStar Health
Series 1998A (AGM)
08/15/2038	5.250%	425,000	592,641
Total			2,076,049
Massachusetts 2.5%
Martha’s Vineyard Land Bank
Refunding Revenue Bonds
Green Bonds
Series 2017 (BAM)
05/01/2036	5.000%	300,000	371,790
Massachusetts Development Finance Agency
Revenue Bonds
Green Bonds - Boston Medical Center
Series 2015
07/01/2044	5.000%	250,000	279,648
Series 2017
07/01/2028	5.000%	200,000	242,852
Massachusetts Housing Finance Agency
Refunding Revenue Bonds
Series 2016-181
12/01/2036	3.600%	205,000	219,938
Revenue Bonds
Special Obligations
Series 2017D
12/01/2042	3.750%	500,000	551,110
Total			1,665,338
Michigan 2.8%
Karegnondi Water Authority
Refunding Revenue Bonds
Series 2018
11/01/2045	5.000%	400,000	482,372
Michigan Finance Authority
Revenue Bonds
Local Government Loan Program - Great Lakes Water Authority
Series 2015
07/01/2032	5.000%	250,000	293,582
Series 2015 (BAM)
07/01/2033	5.000%	250,000	293,228
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Michigan State Housing Development Authority
Revenue Bonds
Series 2018A
10/01/2033	3.550%	500,000	559,025
12/01/2033	3.600%	245,000	272,680
Total			1,900,887
Minnesota 0.7%
Northwest Multi-County Housing & Redevelopment Authority
Refunding Revenue Bonds
Pooled Housing Program
Series 2015
07/01/2024	4.000%	250,000	259,860
St. Cloud Housing & Redevelopment Authority
Taxable Revenue Bonds
Sanctuary St. Cloud Project
Series 2016
08/01/2036	6.000%	240,000	206,534
Total			466,394
Mississippi 1.8%
Biloxi Public School District
Revenue Bonds
Trust Certificates
Series 2016 (BAM)
04/01/2029	5.000%	250,000	299,468
Mississippi Development Bank
Revenue Bonds
Mississippi Gulf Coast Community College District
Series 2016F
12/01/2032	4.000%	300,000	348,381
West Rankin Utility Authority
Revenue Bonds
Series 2018 (AGM)
01/01/2036	5.000%	500,000	578,265
Total			1,226,114
Missouri 0.8%
Cape Girardeau County Industrial Development Authority
Refunding Revenue Bonds
SoutheastHEALTH
Series 2017
03/01/2031	5.000%	400,000	445,284
Missouri Housing Development Commission
Revenue Bonds
First Place Homeownership Loan Program
Series 2015
11/01/2027	3.250%	70,000	76,059
Total			521,343

The accompanying Notes to Financial Statements are an integral part of this statement.
10	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Nevada 0.8%
City of Reno
Revenue Bonds
Reno Transportation 2nd Lien
Series 2018 (AGM)
06/01/2038	5.000%	250,000	300,745
State of Nevada Department of Business & Industry(a)
Revenue Bonds
Somerset Academy
Series 2018A
12/15/2038	5.000%	250,000	266,300
Total			567,045
New Hampshire 1.3%
New Hampshire Business Finance Authority(a),(d)
Refunding Revenue Bonds
Green Bonds
Series 2020B (Mandatory Put 07/02/20)
07/01/2045	3.750%	145,000	151,046
New Hampshire Business Finance Authority
Revenue Bonds
Municipal Certificates
Series 2020A-1
01/20/2034	4.125%	197,352	223,869
New Hampshire Health & Education Facilities Authority Act
Refunding Revenue Bonds
Dartmouth-Hitchcock Obligation
Series 2018
08/01/2036	5.000%	400,000	489,516
Total			864,431
New Jersey 1.7%
New Jersey Economic Development Authority
Revenue Bonds
Transportation Project
Series 2020
11/01/2040	5.000%	500,000	622,270
New Jersey Housing & Mortgage Finance Agency(d)
Refunding Revenue Bonds
Series 2017D
11/01/2032	3.900%	300,000	331,920
New Jersey Housing & Mortgage Finance Agency
Refunding Revenue Bonds
Series 2020A (HUD)
11/01/2035	2.100%	200,000	201,252
Total			1,155,442
New York 6.8%
Build NYC Resource Corp.
Revenue Bonds
Series 2015
07/01/2028	5.000%	250,000	287,402
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Housing Development Corp.
Refunding Revenue Bonds
Sustainable Neighborhood
Series 2015S
05/01/2026	3.400%	500,000	542,520
Revenue Bonds
Sustainable Neighborhood
Series 2016
11/01/2031	3.600%	300,000	329,262
Metropolitan Transportation Authority
Revenue Bonds
Green Bonds
Series 2016A-1
11/15/2033	5.000%	250,000	293,810
Series 2020C-1
11/15/2050	5.000%	150,000	184,505
Series 2020A-1 (AGM)
11/15/2041	4.000%	500,000	584,985
New York City Housing Development Corp.
Revenue Bonds
Sustainability Bonds
Series 2020I-1
11/01/2035	2.100%	400,000	410,060
Sustainable Development Bonds
Series 2020A
02/01/2050	2.800%	325,000	334,032
New York City Water & Sewer System
Refunding Revenue Bonds
Series 2017EE
06/15/2037	5.000%	300,000	376,764
New York State Housing Finance Agency
Revenue Bonds
Green Bonds - Affordable Housing
Series 2017 (GNMA)
11/01/2042	4.000%	300,000	327,702
Niagara Falls Public Water Authority
Refunding Revenue Bonds
Series 2016A
07/15/2027	5.000%	300,000	370,734
Onondaga Civic Development Corp.
Refunding Revenue Bonds
Community College Housing Bonds
Series 2015
10/01/2023	5.000%	250,000	258,932
State of New York Mortgage Agency(d)
Refunding Revenue Bonds
Series 2016-196
10/01/2035	3.650%	250,000	264,775
Total			4,565,483

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	11

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
North Carolina 2.2%
City of Charlotte Water & Sewer System
Refunding Revenue Bonds
Series 2020
07/01/2034	5.000%	200,000	272,558
County of Scotland
Refunding Revenue Bonds
School Facilities
Series 2017
12/01/2030	5.000%	250,000	311,257
North Carolina Capital Facilities Finance Agency
Refunding Revenue Bonds
The Arc of North Carolina
Series 2017
10/01/2028	5.000%	300,000	364,224
North Carolina Housing Finance Agency
Revenue Bonds
Series 44
07/01/2040	2.850%	500,000	534,655
Total			1,482,694
North Dakota 0.1%
North Dakota Housing Finance Agency
Revenue Bonds
Housing Finance Program-Home Mortgage Finance
Series 2017
07/01/2034	3.700%	60,000	65,208
Ohio 2.3%
Akron Bath Copley Joint Township Hospital District
Refunding Revenue Bonds
Summa Health Obligated Group-Hospital
Series 2020
11/15/2036	4.000%	250,000	294,980
Columbus City School District
Unlimited General Obligation Refunding Bonds
School Facilities Construction & Improvement
Series 2016
12/01/2032	5.000%	250,000	305,065
Miami Valley Career Technology Center
Unlimited General Obligation Bonds
Series 2018
12/01/2044	5.000%	400,000	491,992
State of Ohio
Refunding Revenue Bonds
University Hospital Health System, Inc.
Series 2020
01/15/2050	4.000%	400,000	467,564
Total			1,559,601
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Oregon 0.8%
Medford Hospital Facilities Authority
Refunding Revenue Bonds
Asante Project
Series 2020A
08/15/2050	5.000%	400,000	513,440
Pennsylvania 5.3%
City of Philadelphia Water & Wastewater
Refunding Revenue Bonds
Series 2016
10/01/2028	5.000%	300,000	393,210
Mifflinburg Area School District
Limited General Obligation Refunding Bonds
Series 2020A
06/15/2039	4.000%	200,000	231,268
06/15/2040	4.000%	250,000	289,083
Pennsylvania Economic Development Financing Authority
Refunding Revenue Bonds
Philadelphia Biosolids Facility Project
Series 2020
01/01/2032	4.000%	300,000	361,308
Pennsylvania Turnpike Commission
Refunding Subordinated Revenue Bonds
Mass Transit Projects
Series 2016A-1
12/01/2041	5.000%	200,000	233,580
Revenue Bonds
Series 2019A
12/01/2044	5.000%	500,000	646,365
Redevelopment Authority of the City of Philadelphia
Refunding Revenue Bonds
Series 2015A
04/15/2028	5.000%	250,000	293,187
Reinvestment Fund, Inc. (The)
Series 2018
02/15/2028	3.930%	500,000	520,850
School District of Philadelphia (The)
Limited General Obligation Bonds
Series 2018A
09/01/2036	5.000%	100,000	124,425
Scranton School District
Limited General Obligation Refunding Bonds
Series 2017D (NPFGC)
06/01/2037	4.250%	250,000	278,040
Series 2017E (BAM)
12/01/2035	5.000%	150,000	186,102
Total			3,557,418

The accompanying Notes to Financial Statements are an integral part of this statement.
12	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Puerto Rico 1.3%
Puerto Rico Housing Finance Authority(e)
Refunding Revenue Bonds
Public Housing Project
Series 2020
12/01/2026	5.000%	700,000	863,870
Rhode Island 1.8%
Rhode Island Health & Educational Building Corp.
Refunding Revenue Bonds
Woonsocket Schools
Series 2017A (AGM)
05/15/2028	5.000%	300,000	375,786
Rhode Island Housing & Mortgage Finance Corp.(d)
Refunding Revenue Bonds
Homeownership Opportunity
Series 2015
10/01/2025	3.550%	250,000	269,443
Rhode Island Housing & Mortgage Finance Corp.
Revenue Bonds
Multi-Family Development and Sustainability
Series 2019
10/01/2034	2.750%	500,000	539,555
Total			1,184,784
Tennessee 0.9%
Greeneville Health & Educational Facilities Board
Refunding Revenue Bonds
Ballad Health Obligation Group
Series 2018
07/01/2037	5.000%	500,000	608,870
Texas 5.2%
Arlington Higher Education Finance Corp.
Revenue Bonds
Harmony Public Schools
Series 2016A
02/15/2031	5.000%	250,000	297,775
Bexar County Hospital District
Limited General Obligation Bonds
Series 2018
02/15/2043	4.000%	300,000	344,223
Deaf Smith County Hospital District
Limited General Obligation Refunding Bonds
Series 2017
03/01/2034	5.000%	500,000	575,880
Frisco Independent School District
Unlimited General Obligation Refunding Bonds
Series 2021
02/15/2032	4.000%	350,000	449,505
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Harris County Flood Control District
Limited General Obligation Bonds
Series 2020A
10/01/2035	4.000%	500,000	621,950
New Hope Cultural Education Facilities Finance Corp.
Revenue Bonds
Cardinal Bay, Inc. - Village on the Park
Series 2016
07/01/2046	5.000%	150,000	109,962
Northwest Independent School District
Unlimited General Obligation Refunding Bonds
Series 2020
02/15/2045	4.000%	300,000	367,893
Old Spanish Trail-Almeda Corridors Redevelopment Authority
Refunding Tax Allocation Bonds
Series 2019 (BAM)
09/01/2036	4.000%	250,000	290,737
Texas Private Activity Bond Surface Transportation Corp.
Refunding Revenue Bonds
LBJ Infrastructure Group LLC I-635 Managed Lanes Project
Series 2020
12/31/2039	4.000%	100,000	117,558
Texas State Technical College
Refunding Revenue Bonds
Improvements
Series 2016 (AGM)
10/15/2030	4.000%	250,000	289,535
Total			3,465,018
Utah 0.8%
Central Utah Water Conservancy District
Revenue Bonds
Series 2020D
10/01/2040	4.000%	420,000	514,475
Virginia 1.6%
Virginia Housing Development Authority
Revenue Bonds
Series 2018A
03/01/2043	3.650%	400,000	438,512
Series 2020E
07/01/2040	2.300%	585,000	606,692
Total			1,045,204
Washington 4.2%
Energy Northwest
Wind Project Refunding Revenue Bonds
Series 2015
07/01/2029	4.000%	250,000	283,685

The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	13

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
King County Housing Authority
Refunding Revenue Bonds
Series 2018
05/01/2038	3.750%	400,000	450,904
King County Public Hospital District No. 4
Revenue Bonds
Series 2015A
12/01/2035	6.000%	200,000	220,396
North Thurston Public Schools
Unlimited General Obligation Bonds
Series 2020
12/01/2035	4.000%	500,000	624,965
Seattle Housing Authority
Refunding Revenue Bonds
Pooled Housing
Series 2018
12/01/2047	3.750%	300,000	327,759
State of Washington
Unlimited General Obligation Bonds
Series 2019
08/01/2044	5.000%	400,000	517,164
Washington Health Care Facilities Authority
Revenue Bonds
Seattle Childrens Hospital
Series 2017
10/01/2047	5.000%	300,000	365,967
Total			2,790,840
West Virginia 1.6%
West Virginia Hospital Finance Authority
Revenue Bonds
West Virginia University Health System Obligation
Series 2018
06/01/2052	5.000%	500,000	604,110
West Virginia Housing Development Fund
Revenue Bonds
Series 2019B
11/01/2039	2.850%	450,000	480,357
Total			1,084,467
Wisconsin 0.6%
Wisconsin Health & Educational Facilities Authority
Revenue Bonds
Covenant Communities, Inc. Project
Series 2018B
07/01/2053	5.000%	100,000	103,102
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Wisconsin Housing & Economic Development Authority
Revenue Bonds
Series 2019C (FNMA)
09/01/2030	2.100%	300,000	314,583
Total			417,685
Wyoming 0.3%
Wyoming Community Development Authority
Refunding Revenue Bonds
Series 2018-1
12/01/2038	3.900%	165,000	175,110
Total Municipal Bonds (Cost $52,358,288)			56,371,766

Municipal Short Term 0.4%
Issue Description	Effective Yield	Principal Amount ($)	Value ($)
Massachusetts 0.4%
City of Worcester(b)
Unlimited General Obligation Notes
Series 2020
02/16/2021	0.150%	300,000	300,261
Total Municipal Short Term (Cost $300,214)			300,261

Money Market Funds 2.8%
	Shares	Value ($)
JPMorgan Institutional Tax Free Money Market Fund, Institutional Shares, 0.026%(f)	1,865,894	1,865,894
Total Money Market Funds (Cost $1,865,894)		1,865,894
Total Investments in Securities (Cost $62,646,618)		67,028,393
Other Assets & Liabilities, Net		(5,317)
Net Assets		$67,023,076

At January 31, 2021, securities and/or cash totaling $11,250 were pledged as collateral.
The accompanying Notes to Financial Statements are an integral part of this statement.
14	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Notes to Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At January 31, 2021, the total value of these securities amounted to $1,934,609, which represents 2.89% of total net assets.
(b)	The Fund is entitled to receive principal and interest from the guarantor after a day or a week’s notice or upon maturity. The maturity date disclosed represents the final maturity.
(c)	Represents a variable rate security where the coupon rate adjusts on specified dates (generally daily or weekly) using the prevailing money market rate. The interest rate shown was the current rate as of January 31, 2021.
(d)	Income from this security may be subject to alternative minimum tax.
(e)	Municipal obligations include debt obligations issued by or on behalf of territories, possessions, or sovereign nations within the territorial boundaries of the United States. At January 31, 2021, the total value of these securities amounted to $863,870, which represents 1.29% of total net assets.
(f)	The rate shown is the seven-day current annualized yield at January 31, 2021.
Abbreviation Legend
AGM	Assured Guaranty Municipal Corporation
AMBAC	Ambac Assurance Corporation
BAM	Build America Mutual Assurance Co.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
HUD	Department of Housing and Urban Development
NPFGC	National Public Finance Guarantee Corporation
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■	Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date. Valuation adjustments are not applied to Level 1 investments.
■	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	15

Portfolio of Investments  (continued)
January 31, 2021 (Unaudited)
Fair value measurements  (continued)
The following table is a summary of the inputs used to value the Fund’s investments at January 31, 2021:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Corporate Bonds & Notes	—	8,040,472	—	8,040,472
Floating Rate Notes	—	450,000	—	450,000
Municipal Bonds	—	56,371,766	—	56,371,766
Municipal Short Term	—	300,261	—	300,261
Money Market Funds	1,865,894	—	—	1,865,894
Total Investments in Securities	1,865,894	65,162,499	—	67,028,393
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
The accompanying Notes to Financial Statements are an integral part of this statement.
16	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Statement of Assets and Liabilities
January 31, 2021 (Unaudited)
Assets
Investments in securities, at value
Unaffiliated issuers (cost $62,646,618)	$67,028,393
Cash	64,322
Margin deposits on:
Futures contracts	11,250
Receivable for:
Capital shares sold	151,685
Interest	599,999
Variation margin for futures contracts	2,654
Expense reimbursement due from Investment Manager	658
Prepaid expenses	5,245
Trustees’ deferred compensation plan	35,375
Total assets	67,899,581
Liabilities
Payable for:
Investments purchased	553,100
Capital shares purchased	132,102
Distributions to shareholders	121,461
Management services fees	880
Distribution and/or service fees	153
Transfer agent fees	4,561
Compensation of chief compliance officer	2
Other expenses	28,871
Trustees’ deferred compensation plan	35,375
Total liabilities	876,505
Net assets applicable to outstanding capital stock	$67,023,076
Represented by
Paid in capital	63,123,149
Total distributable earnings (loss)	3,899,927
Total - representing net assets applicable to outstanding capital stock	$67,023,076
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	17

Statement of Assets and Liabilities  (continued)
January 31, 2021 (Unaudited)
Class A
Net assets	$14,664,933
Shares outstanding	1,356,510
Net asset value per share	$10.81
Maximum sales charge	3.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$11.14
Advisor Class
Net assets	$2,241,595
Shares outstanding	207,376
Net asset value per share	$10.81
Class C
Net assets	$1,909,034
Shares outstanding	176,619
Net asset value per share	$10.81
Institutional Class
Net assets	$39,145,405
Shares outstanding	3,620,869
Net asset value per share	$10.81
Institutional 2 Class
Net assets	$3,255,045
Shares outstanding	300,843
Net asset value per share	$10.82
Institutional 3 Class
Net assets	$5,807,064
Shares outstanding	535,284
Net asset value per share	$10.85
The accompanying Notes to Financial Statements are an integral part of this statement.
18	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Statement of Operations
Six Months Ended January 31, 2021 (Unaudited)
Net investment income
Income:
Dividends — unaffiliated issuers	$632
Interest	905,634
Total income	906,266
Expenses:
Management services fees	158,556
Distribution and/or service fees
Class A	18,272
Class C	9,404
Transfer agent fees
Class A	6,479
Advisor Class	884
Class C	834
Institutional Class	17,374
Institutional 2 Class	919
Institutional 3 Class	237
Compensation of board members	7,163
Custodian fees	592
Printing and postage fees	5,363
Registration fees	44,353
Audit fees	14,750
Legal fees	2,452
Compensation of chief compliance officer	11
Other	5,987
Total expenses	293,630
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(117,629)
Total net expenses	176,001
Net investment income	730,265
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	(4,887)
Futures contracts	(4,949)
Net realized loss	(9,836)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	424,588
Net change in unrealized appreciation (depreciation)	424,588
Net realized and unrealized gain	414,752
Net increase in net assets resulting from operations	$1,145,017
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	19

Statement of Changes in Net Assets
	Six Months Ended January 31, 2021 (Unaudited)	Year Ended July 31, 2020
Operations
Net investment income	$730,265	$1,411,563
Net realized loss	(9,836)	(8,156)
Net change in unrealized appreciation (depreciation)	424,588	1,393,440
Net increase in net assets resulting from operations	1,145,017	2,796,847
Distributions to shareholders
Net investment income and net realized gains
Class A	(149,354)	(334,977)
Advisor Class	(22,903)	(38,652)
Class C	(12,027)	(31,142)
Institutional Class	(450,397)	(849,002)
Institutional 2 Class	(35,090)	(89,840)
Institutional 3 Class	(62,962)	(125,062)
Total distributions to shareholders	(732,733)	(1,468,675)
Increase in net assets from capital stock activity	3,580,336	9,231,774
Total increase in net assets	3,992,620	10,559,946
Net assets at beginning of period	63,030,456	52,470,510
Net assets at end of period	$67,023,076	$63,030,456
The accompanying Notes to Financial Statements are an integral part of this statement.
20	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Statement of Changes in Net Assets   (continued)
	Six Months Ended		Year Ended
	January 31, 2021 (Unaudited)		July 31, 2020
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Subscriptions	112,481	1,203,599	553,446	5,814,007
Distributions reinvested	10,738	114,950	25,592	270,489
Redemptions	(135,477)	(1,453,119)	(332,474)	(3,474,454)
Net increase (decrease)	(12,258)	(134,570)	246,564	2,610,042
Advisor Class
Subscriptions	45,042	482,822	161,085	1,707,933
Distributions reinvested	2,127	22,782	3,631	38,361
Redemptions	(26,845)	(286,972)	(37,458)	(389,294)
Net increase	20,324	218,632	127,258	1,357,000
Class C
Subscriptions	44,615	475,970	26,815	284,538
Distributions reinvested	870	9,302	2,449	25,889
Redemptions	(32,985)	(354,983)	(36,711)	(391,181)
Net increase (decrease)	12,500	130,289	(7,447)	(80,754)
Institutional Class
Subscriptions	953,714	10,204,132	1,924,333	20,202,651
Distributions reinvested	31,512	337,279	59,637	630,532
Redemptions	(754,014)	(8,059,950)	(1,610,879)	(16,873,948)
Net increase	231,212	2,481,461	373,091	3,959,235
Institutional 2 Class
Subscriptions	28,892	309,849	94,193	997,635
Distributions reinvested	3,263	34,967	8,456	89,549
Redemptions	(2,840)	(30,247)	(118,099)	(1,282,570)
Net increase (decrease)	29,315	314,569	(15,450)	(195,386)
Institutional 3 Class
Subscriptions	68,256	734,717	186,610	1,973,139
Distributions reinvested	5,645	60,637	11,481	121,763
Redemptions	(20,968)	(225,399)	(48,996)	(513,265)
Net increase	52,933	569,955	149,095	1,581,637
Total net increase	334,026	3,580,336	873,111	9,231,774
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	21

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Class A
Six Months Ended 1/31/2021 (Unaudited)	$10.75	0.11	0.06	0.17	(0.11)	—	(0.11)
Year Ended 7/31/2020	$10.51	0.25	0.25	0.50	(0.25)	(0.01)	(0.26)
Year Ended 7/31/2019	$10.05	0.27	0.45	0.72	(0.26)	—	(0.26)
Year Ended 7/31/2018	$10.18	0.24	(0.13)	0.11	(0.24)	—	(0.24)
Year Ended 7/31/2017	$10.43	0.22	(0.26)	(0.04)	(0.21)	—	(0.21)
Year Ended 7/31/2016	$9.94	0.17	0.48	0.65	(0.16)	—	(0.16)
Advisor Class
Six Months Ended 1/31/2021 (Unaudited)	$10.75	0.12	0.06	0.18	(0.12)	—	(0.12)
Year Ended 7/31/2020	$10.51	0.28	0.25	0.53	(0.28)	(0.01)	(0.29)
Year Ended 7/31/2019	$10.05	0.29	0.46	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.18	0.28	(0.14)	0.14	(0.27)	—	(0.27)
Year Ended 7/31/2017	$10.43	0.24	(0.25)	(0.01)	(0.24)	—	(0.24)
Year Ended 7/31/2016	$9.94	0.19	0.49	0.68	(0.19)	—	(0.19)
Class C
Six Months Ended 1/31/2021 (Unaudited)	$10.74	0.07	0.07	0.14	(0.07)	—	(0.07)
Year Ended 7/31/2020	$10.51	0.17	0.24	0.41	(0.17)	(0.01)	(0.18)
Year Ended 7/31/2019	$10.05	0.19	0.46	0.65	(0.19)	—	(0.19)
Year Ended 7/31/2018	$10.17	0.17	(0.12)	0.05	(0.17)	—	(0.17)
Year Ended 7/31/2017	$10.43	0.14	(0.26)	(0.12)	(0.14)	—	(0.14)
Year Ended 7/31/2016	$9.94	0.09	0.48	0.57	(0.08)	—	(0.08)
Institutional Class
Six Months Ended 1/31/2021 (Unaudited)	$10.75	0.12	0.06	0.18	(0.12)	—	(0.12)
Year Ended 7/31/2020	$10.51	0.28	0.25	0.53	(0.28)	(0.01)	(0.29)
Year Ended 7/31/2019	$10.05	0.29	0.46	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.18	0.27	(0.13)	0.14	(0.27)	—	(0.27)
Year Ended 7/31/2017	$10.43	0.24	(0.25)	(0.01)	(0.24)	—	(0.24)
Year Ended 7/31/2016	$9.94	0.19	0.49	0.68	(0.19)	—	(0.19)
Institutional 2 Class
Six Months Ended 1/31/2021 (Unaudited)	$10.76	0.12	0.06	0.18	(0.12)	—	(0.12)
Year Ended 7/31/2020	$10.52	0.28	0.25	0.53	(0.28)	(0.01)	(0.29)
Year Ended 7/31/2019	$10.06	0.29	0.46	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.18	0.27	(0.12)	0.15	(0.27)	—	(0.27)
Year Ended 7/31/2017	$10.43	0.25	(0.26)	(0.01)	(0.24)	—	(0.24)
Year Ended 7/31/2016	$9.94	0.19	0.48	0.67	(0.18)	—	(0.18)
The accompanying Notes to Financial Statements are an integral part of this statement.
22	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Six Months Ended 1/31/2021 (Unaudited)	$10.81	1.58%	1.06%(c)	0.70%(c)	2.04%(c)	9%	$14,665
Year Ended 7/31/2020	$10.75	4.87%	1.12%	0.70%	2.39%	14%	$14,709
Year Ended 7/31/2019	$10.51	7.33%	1.14%	0.70%	2.63%	11%	$11,797
Year Ended 7/31/2018	$10.05	1.10%	1.20%	0.70%	2.40%	21%	$7,030
Year Ended 7/31/2017	$10.18	(0.31%)	1.31%	0.72%	2.12%	20%	$5,184
Year Ended 7/31/2016	$10.43	6.60%	1.72%	0.81%	1.72%	26%	$2,901
Advisor Class
Six Months Ended 1/31/2021 (Unaudited)	$10.81	1.71%	0.81%(c)	0.45%(c)	2.29%(c)	9%	$2,242
Year Ended 7/31/2020	$10.75	5.13%	0.87%	0.45%	2.64%	14%	$2,010
Year Ended 7/31/2019	$10.51	7.60%	0.89%	0.45%	2.86%	11%	$629
Year Ended 7/31/2018	$10.05	1.36%	0.94%	0.45%	2.76%	21%	$86
Year Ended 7/31/2017	$10.18	(0.06%)	1.06%	0.47%	2.38%	20%	$10
Year Ended 7/31/2016	$10.43	6.87%	1.47%	0.56%	1.83%	26%	$10
Class C
Six Months Ended 1/31/2021 (Unaudited)	$10.81	1.30%	1.81%(c)	1.45%(c)	1.28%(c)	9%	$1,909
Year Ended 7/31/2020	$10.74	3.99%	1.87%	1.45%	1.64%	14%	$1,763
Year Ended 7/31/2019	$10.51	6.53%	1.89%	1.45%	1.88%	11%	$1,803
Year Ended 7/31/2018	$10.05	0.45%	1.95%	1.45%	1.65%	21%	$1,470
Year Ended 7/31/2017	$10.17	(1.16%)	2.05%	1.46%	1.42%	20%	$1,165
Year Ended 7/31/2016	$10.43	5.80%	2.47%	1.56%	0.93%	26%	$238
Institutional Class
Six Months Ended 1/31/2021 (Unaudited)	$10.81	1.71%	0.81%(c)	0.45%(c)	2.29%(c)	9%	$39,145
Year Ended 7/31/2020	$10.75	5.13%	0.86%	0.45%	2.64%	14%	$36,426
Year Ended 7/31/2019	$10.51	7.60%	0.90%	0.45%	2.88%	11%	$31,708
Year Ended 7/31/2018	$10.05	1.36%	0.95%	0.45%	2.65%	21%	$36,887
Year Ended 7/31/2017	$10.18	(0.06%)	1.06%	0.47%	2.39%	20%	$34,257
Year Ended 7/31/2016	$10.43	6.86%	1.48%	0.56%	1.85%	26%	$28,176
Institutional 2 Class
Six Months Ended 1/31/2021 (Unaudited)	$10.82	1.72%	0.78%(c)	0.44%(c)	2.30%(c)	9%	$3,255
Year Ended 7/31/2020	$10.76	5.14%	0.84%	0.44%	2.66%	14%	$2,920
Year Ended 7/31/2019	$10.52	7.60%	0.87%	0.44%	2.89%	11%	$3,018
Year Ended 7/31/2018	$10.06	1.46%	0.93%	0.44%	2.67%	21%	$1,581
Year Ended 7/31/2017	$10.18	(0.05%)	1.10%	0.44%	2.48%	20%	$1,123
Year Ended 7/31/2016	$10.43	6.82%	1.51%	0.60%	1.85%	26%	$73
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	23

Financial Highlights  (continued)
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Total distributions to shareholders
Institutional 3 Class
Six Months Ended 1/31/2021 (Unaudited)	$10.78	0.13	0.07	0.20	(0.13)	—	(0.13)
Year Ended 7/31/2020	$10.55	0.28	0.25	0.53	(0.29)	(0.01)	(0.30)
Year Ended 7/31/2019	$10.09	0.30	0.45	0.75	(0.29)	—	(0.29)
Year Ended 7/31/2018	$10.21	0.27	(0.12)	0.15	(0.27)	—	(0.27)
Year Ended 7/31/2017(d)	$9.94	0.10	0.27(e)	0.37	(0.10)	—	(0.10)

Notes to Financial Highlights
(a)	In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.
(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Annualized.
(d)	Institutional 3 Class shares commenced operations on March 1, 2017. Per share data and total return reflect activity from that date.
(e)	Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to the timing of subscriptions and redemptions of Fund shares in relation to fluctuations in the market value of the portfolio.
The accompanying Notes to Financial Statements are an integral part of this statement.
24	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Financial Highlights  (continued)
	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Six Months Ended 1/31/2021 (Unaudited)	$10.85	1.84%	0.73%(c)	0.38%(c)	2.35%(c)	9%	$5,807
Year Ended 7/31/2020	$10.78	5.08%	0.79%	0.40%	2.69%	14%	$5,202
Year Ended 7/31/2019	$10.55	7.61%	0.84%	0.42%	2.91%	11%	$3,515
Year Ended 7/31/2018	$10.09	1.49%	0.90%	0.43%	2.72%	21%	$2,420
Year Ended 7/31/2017(d)	$10.21	3.76%	1.02%(c)	0.44%(c)	2.46%(c)	20%	$10
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	25

Notes to Financial Statements
January 31, 2021 (Unaudited)
Note 1. Organization
Columbia U.S. Social Bond Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 10 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus. Effective April 1, 2021, Class C shares will automatically convert to Class A shares after 8 years.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Debt securities generally are valued by pricing services approved by the Board of Trustees based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by and under the general supervision of the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
26	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty (CCP) provides some protection in the case of clearing member default. The clearinghouse or CCP stands between the buyer and the seller of the contract; therefore, additional counterparty credit risk is failure of the clearinghouse or CCP. However, credit risk still exists in exchange-traded or centrally cleared derivatives with respect to initial and variation margin that is held in a broker’s customer account. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund), potentially resulting in losses to the Fund.
In order to better define its contractual rights and to secure rights that will help the Fund mitigate its counterparty risk, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instrument’s payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or CCP for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the
Columbia U.S. Social Bond Fund | Semiannual Report 2021	27

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
broker. Any interest expense paid by the Fund is shown on the Statement of Operations. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty. The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement. In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage the duration and yield curve exposure of the Fund versus the benchmark. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the six months ended January 31, 2021:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(4,949)
The following table is a summary of the average outstanding volume by derivative instrument for the six months ended January 31, 2021:
Derivative instrument	Average notional amounts ($)*
Futures contracts — short	1,036,032

28	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
*	Based on the ending quarterly outstanding amounts for the six months ended January 31, 2021.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted.
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its net tax-exempt and investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	29

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.48% to 0.29% as the Fund’s net assets increase. The annualized effective management services fee rate for the six months ended January 31, 2021 was 0.48% of the Fund’s average daily net assets.
Subadvisory agreement
The Fund’s Board of Trustees has approved a subadvisory agreement between the Investment Manager and Threadneedle International Limited (Threadneedle), an affiliate of the Investment Manager and an indirect wholly-owned subsidiary of Ameriprise Financial. As of January 31, 2021, Threadneedle is not providing services to the Fund pursuant to the subadvisory agreement.
Compensation of board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Compensation of board members" on the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with DST Asset Manager Solutions, Inc. (DST) to serve as sub-transfer agent. The Transfer Agent pays the fees of DST for services as sub-transfer agent and DST is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class.
30	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
For the six months ended January 31, 2021, the Fund’s annualized effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.09
Advisor Class	0.09
Class C	0.09
Institutional Class	0.09
Institutional 2 Class	0.06
Institutional 3 Class	0.01
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the six months ended January 31, 2021, no minimum account balance fees were charged by the Fund.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rate of 0.75% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the six months ended January 31, 2021, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	3.00	0.75(a)	11,671
Class C	—	1.00(b)	500

(a)	This charge is imposed on certain investments of $500,000 or more if redeemed within 12 months after purchase.
(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	31

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the class’ average daily net assets:
	December 1, 2020 through November 30, 2021	Prior to December 1, 2020
Class A	0.70%	0.70%
Advisor Class	0.45	0.45
Class C	1.45	1.45
Institutional Class	0.45	0.45
Institutional 2 Class	0.42	0.44
Institutional 3 Class	0.37	0.39
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At January 31, 2021, the approximate cost of all investments for federal income tax purposes and the aggregate gross approximate unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
62,647,000	4,470,000	(89,000)	4,381,000
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
Under current tax rules, regulated investment companies can elect to treat certain late-year ordinary losses incurred and post-October capital losses (capital losses realized after October 31) as arising on the first day of the following taxable year. The Fund will elect to treat the following late-year ordinary losses and post-October capital losses at July 31, 2020 as arising on August 1, 2020.
Late year ordinary losses ($)	Post-October capital losses ($)
—	106,990
32	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $9,232,981 and $5,464,118, respectively, for the six months ended January 31, 2021. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund did not borrow or lend money under the Interfund Program during the six months ended January 31, 2021.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., Wells Fargo Bank, N.A. and JPMorgan Chase Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to a December 1, 2020 amendment, the credit facility, which is a collective agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits collective borrowings up to $950 million. Interest is charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.25%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in December unless extended or renewed. Prior to the December 1, 2020 amendment, the Fund had access to a revolving credit facility with a syndicate of banks led by Citibank, N.A., HSBC Bank USA, N.A. and JPMorgan Chase Bank, N.A. which permitted collective borrowings up to $1 billion. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the one-month LIBOR rate and (iii) the overnight bank funding rate, plus in each case, 1.00%.
The Fund had no borrowings during the six months ended January 31, 2021.
Note 8. Significant risks
Credit risk
Credit risk is the risk that the value of debt instruments in the Fund’s portfolio may decline because the issuer defaults or otherwise becomes unable or unwilling, or is perceived to be unable or unwilling, to honor its financial obligations, such as making payments to the Fund when due. Credit rating agencies assign credit ratings to certain debt instruments to indicate their credit risk. Lower rated or unrated debt instruments held by the Fund may present increased credit risk as compared to higher-rated debt instruments.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	33

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Interest rate risk
Interest rate risk is the risk of losses attributable to changes in interest rates. In general, if prevailing interest rates rise, the values of debt securities tend to fall, and if interest rates fall, the values of debt securities tend to rise. Actions by governments and central banking authorities can result in increases or decreases in interest rates. Increasing interest rates may negatively affect the value of debt securities held by the Fund, resulting in a negative impact on the Fund’s performance and net asset value per share. In general, the longer the maturity or duration of a debt security, the greater its sensitivity to changes in interest rates. The Fund is subject to the risk that the income generated by its investments may not keep pace with inflation.
Liquidity risk
Liquidity risk is the risk associated with a lack of marketability of investments which may make it difficult to sell the investment at a desirable time or price. Changing regulatory, market or other conditions or environments (for example, the interest rate or credit environments) may adversely affect the liquidity of the Fund’s investments. The Fund may have to accept a lower selling price for the holding, sell other investments, or forego another, more appealing investment opportunity. Generally, the less liquid the market at the time the Fund sells a portfolio investment, the greater the risk of loss or decline of value to the Fund. A less liquid market can lead to an increase in Fund redemptions, which may negatively impact Fund performance and net asset value per share, including, for example, if the Fund is forced to sell securities in a down market.
Market and environment risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund, including causing difficulty in assigning prices to hard-to-value assets in thinly traded and closed markets, significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The Fund’s performance may also be significantly negatively impacted by the economic impact of the coronavirus disease 2019 (COVID-19) pandemic. The COVID-19 public health crisis has become a pandemic that has resulted in, and may continue to result in, significant global economic and societal disruption and market volatility due to disruptions in market access, resource availability, facilities operations, imposition of tariffs, export controls and supply chain disruption, among others. Such disruptions may be caused, or exacerbated by, quarantines and travel restrictions, workforce displacement and loss in human and other resources. The uncertainty surrounding the magnitude, duration, reach, costs and effects of the global pandemic, as well as actions that have been or could be taken by governmental authorities or other third parties, present unknowns that are yet to unfold. The impacts, as well as the uncertainty over impacts to come, of COVID-19 – and any other infectious illness outbreaks, epidemics and pandemics that may arise in the future – could negatively affect global economies and markets in ways that cannot necessarily be foreseen. In addition, the impact of infectious illness outbreaks and epidemics in emerging market countries may be greater due to generally less established healthcare systems, governments and financial markets. Public health crises caused by the COVID-19 outbreak may exacerbate other pre-existing political, social and economic risks in certain countries or globally. The disruptions caused by COVID-19 could prevent the Fund from executing advantageous investment decisions in a timely manner and negatively impact the Fund’s ability to achieve its investment objectives. Any such event(s) could have a significant adverse impact on the value and risk profile of the Fund.
The Investment Manager and its affiliates have systematically implemented strategies to address the operating environment spurred by the COVID-19 pandemic. To promote the safety and security of our employees and to assure the continuity of our business operations, we have implemented a work from home protocol for virtually all of our employee population, restricted
34	Columbia U.S. Social Bond Fund | Semiannual Report 2021

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
business travel, and provided resources for complying with the guidance from the World Health Organization, the U.S. Centers for Disease Control and governments. Our operations teams seek to operate without significant disruptions in service. Our pandemic strategy takes into consideration that a pandemic could be widespread and may occur in multiple waves, affecting different communities at different times with varying levels of severity. We cannot, however, predict the impact that natural or man-made disasters, including the COVID-19 pandemic, may have on the ability of our employees and third-party service providers to continue ordinary business operations and technology functions over near- or longer-term periods.
Municipal securities risk
Municipal securities are debt obligations generally issued to obtain funds for various public purposes, including general financing for state and local governments, or financing for a specific project or public facility, and include obligations of the governments of the U.S. territories, commonwealths and possessions such as Guam, Puerto Rico and the U.S. Virgin Islands to the extent such obligations are exempt from state and U.S. federal income taxes. The value of municipal securities can be significantly affected by actual or expected political and legislative changes at the federal or state level. Municipal securities may be fully or partially backed by the taxing authority of the local government, by the credit of a private issuer, by the current or anticipated revenues from a specific project or specific assets or by domestic or foreign entities providing credit support, such as letters of credit, guarantees or insurance, and are generally classified into general obligation bonds and special revenue obligations. Because many municipal securities are issued to finance projects in sectors such as education, health care, transportation and utilities, conditions in those sectors can affect the overall municipal market.
Issuers in a state, territory, commonwealth or possession in which the Fund invests may experience significant financial difficulties for various reasons, including as the result of events that cannot be reasonably anticipated or controlled such as economic downturns or similar periods of economic stress, social conflict or unrest, labor disruption and other natural disasters. Such financial difficulties may lead to credit rating downgrades or defaults of such issuers which in turn, could affect the market values and marketability of many or all municipal obligations of issuers in such state, territory, commonwealth or possession. The value of the Fund’s shares will be negatively impacted to the extent it invests in such securities. The Fund’s annual and semiannual reports show the Fund’s investment exposures at a point in time. The risk of investing in the Fund is directly correlated to the Fund’s investment exposures.
Securities issued by a particular state and its instrumentalities are subject to the risk of unfavorable developments in such state. A municipal security can be significantly affected by adverse tax, legislative, regulatory, demographic or political changes as well as changes in a particular state’s (state and its instrumentalities’) financial, economic or other condition and prospects.
Shareholder concentration risk
At January 31, 2021, one unaffiliated shareholder of record owned 21.1% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 30.4% of the outstanding shares of the Fund in one or more accounts. Subscription and redemption activity by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Social impact risk
The Investment Manager’s consideration of social impact may limit the Fund’s investment opportunities and, as a result, the Fund may underperform funds that do not consider social impact or consider it but make different investment decisions based thereon.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 above, there were no items requiring adjustment of the financial statements or additional disclosure.
Columbia U.S. Social Bond Fund | Semiannual Report 2021	35

Notes to Financial Statements  (continued)
January 31, 2021 (Unaudited)
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates have historically been involved in a number of legal, arbitration and regulatory proceedings, including routine litigation, class actions, and governmental actions, concerning matters arising in connection with the conduct of their business activities. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provides services to the Fund.
36	Columbia U.S. Social Bond Fund | Semiannual Report 2021

 Results of Meeting of Shareholders
At a Joint Special Meeting of Shareholders held on December 22, 2020, shareholders of Columbia Funds Series Trust I elected each of the seventeen nominees for the trustees to the Board of Trustees of Columbia Funds Series Trust I, each to hold office until he or she dies, retires, resigns or is removed or, if sooner, until the election and qualification of his or her successor, as follows:
Trustee	Votes for	Votes withheld	Abstentions
George S. Batejan	86,127,701,985	836,188,991	0
Kathleen Blatz	86,243,229,991	720,660,985	0
Pamela G. Carlton	86,264,105,441	699,785,535	0
Janet Langford Carrig	86,054,199,101	909,691,875	0
J. Kevin Connaughton	86,079,927,846	883,963,131	0
Olive M. Darragh	86,229,808,655	734,082,321	0
Patricia M. Flynn	86,198,477,183	765,413,793	0
Brian J. Gallagher	86,107,199,569	856,691,407	0
Douglas A. Hacker	85,856,681,960	1,107,209,016	0
Nancy T. Lukitsh	86,082,583,872	881,307,104	0
David M. Moffett	85,916,196,449	1,047,694,527	0
Catherine James Paglia	86,220,544,249	743,346,727	0
Anthony M. Santomero	86,032,441,166	931,449,811	0
Minor M. Shaw	86,027,511,771	936,379,205	0
Natalie A. Trunow	86,222,277,961	741,613,015	0
Sandra Yeager	86,214,429,708	749,461,268	0
Christopher O. Petersen	86,067,188,679	896,702,297	0
Columbia U.S. Social Bond Fund | Semiannual Report 2021	37

[THIS PAGE INTENTIONALLY LEFT BLANK]

[THIS PAGE INTENTIONALLY LEFT BLANK]

Columbia U.S. Social Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2021 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
SAR262_07_L01_(03/21)

Item 2. Code of Ethics.

Not applicable for semiannual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semiannual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semiannual reports.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments

(a)The registrant's "Schedule I – Investments in securities of unaffiliated issuers" (as set forth in 17 CFR 210.12-12) is included in Item 1 of this Form N-CSR.

(b)Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11. Controls and Procedures.

(a)The registrant's principal executive officer and principal financial officer, based on their evaluation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant's management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)There was no change in the registrant's internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR: Not applicable for semiannual reports.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b)Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940(17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(registrant)	Columbia Funds Series Trust I
By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	March 24, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher O. Petersen
Christopher O. Petersen, President and Principal Executive Officer
Date	March 24, 2021
By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer, Principal Financial Officer
and Senior Vice President
Date	March 24, 2021
By (Signature and Title)	/s/ Joseph Beranek
Joseph Beranek, Treasurer, Chief Accounting Officer and Principal
Financial Officer
Date	March 24, 2021